The E-Valuator Funds*

PROSPECTUS

January 31, 2018

The E-Valuator Very Conservative RMS Fund
R4 Class Shares (EVVCX)

The E-Valuator Conservative RMS Fund
R4 Class Shares (EVFCX)

The E-Valuator Tactically Managed RMS Fund
R4 Class Shares (EVFTX)

The E-Valuator Moderate RMS Fund
R4 Class Shares (EVFMX)

The E-Valuator Growth RMS Fund
R4 Class Shares (EVGRX)

The E-Valuator Aggressive Growth RMS Fund
R4 Class Shares (EVFGX)

*Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.

This prospectus describes the E-Valuator Funds. The E-Valuator Funds are each authorized to offer 2 classes of shares, one of which is offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY – The E-Valuator Very Conservative RMS Fund

Investment Objective

The E-Valuator Very Conservative RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.25%
Shareholder Services Plan	0.04%

Acquired Fund Fees and Expenses	0.25%

Total Annual Fund Operating Expenses(2)	1.24%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.17%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018 the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class Shares	$119	$387	$674	$1,494

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 189.64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. This is identified by low standard deviation measures with minimal fluctuations in annual return. The standard deviation goal for the Fund is to average between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 0-15% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

The Fund will generally allocate 85%-99% of the Fund’s assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 1%-15% of the Fund’s allocation will be dedicated to investments in Underlying Funds that focus on investments in equity securities that have the potential of paying dividends on an annual basis.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, convertible bonds, etc. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity having little to no tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, and has a desire to keep pace with the annualized rate of inflation.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage-and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Very Conservative Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 1.84% (quarter ending 9/30/2017) and the Fund’s lowest return for a calendar quarter was -1.61% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Very Conservative RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	6.46%	2.86%	2.90%
Return After Taxes on Distributions(1)	5.13%	2.55%	2.64%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.70%	2.07%	2.13%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.55%	2.11%	2.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

FUND SUMMARY – The E-Valuator Conservative RMS Fund

Investment Objective

The E-Valuator Conservative RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks primarily to provide current income and, as a secondary objective, to provide growth through a small degree of exposure to equity markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.20%
Shareholder Services Plan	0.07%

Acquired Fund Fees and Expenses	0.25%

Total Annual Fund Operating Expenses(2)	1.22%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.15%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018 this waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class Shares	$117	$380	$664	$1,471

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 142.99% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical moderate risk investor. The standard deviation goal for the Fund is to average between 3% to 6% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 15%-30% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will be generally allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc.

The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite management” is accomplished by investing a portion of the Fund’s holdings into actively managed investments. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, convertible bonds, etc. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has a low tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, yet is willing to accept a limited exposure to market risk in an effort of obtaining some growth. By maintaining 15% to 30% allocated to equities, this Fund may experience fluctuations in return due to the stock market’s activity, however, since it does not have 100% of its assets invested in equities, the overall impact of the stock market’s fluctuating returns will have a subdued impact on the overall performance of the Fund.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Conservative Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.79% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -5.38% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Conservative RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	9.53%	5.35%	5.50%
Return After Taxes on Distributions(1)	7.67%	4.92%	5.13%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.57%	3.99%	4.15%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.55%	2.11%	2.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

FUND SUMMARY – The E-Valuator Tactically Managed RMS Fund

Investment Objective

The E-Valuator Tactically Managed RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks primarily to achieve growth of principal and as a secondary objective, to protect principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.23%
Shareholder Services Plan	0.07%

Acquired Fund Fees and Expenses	0.78%

Total Annual Fund Operating Expenses(2)	1.78%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.71%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the rate was 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class Shares	$174	$553	$958	$2,081

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 158.01% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) by selecting Underlying Funds whose investment advisers (i.e., tactical managers) incorporate a tactical approach to money management in an effort of maximizing gains while minimizing losses. Tactical management involves the ability to transition assets across all the major asset categories (money markets, bonds, stocks) with little to no trading restrictions. Investment advisers of tactical management strategies have the freedom to move assets completely out of one asset class, i.e., transition from money market to bonds, in an effort of protecting against losses, or capitalizing on investment trends. Tactical managers will consider investment risk, as well as potential return when making asset management decisions.

The Fund may invest in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

The Fund may invest in tactically managed funds that have the potential to invest in high yield bonds (also known as “junk bonds”) if/when the Adviser deems suitable and appropriate.

Systelligence, LLC (the “Adviser”) allocates the Fund’s assets among Underlying Funds that focus on tactical asset management meaning Underlying Funds where the investment adviser to such Underlying Funds has the flexibility to transition assets into and out of any sector of the market and from stocks to bonds at any time based on existing and/or foreseeable market conditions. The Fund selects the Underlying Funds by reviewing and comparing each such Underlying Fund’s performance through various market conditions and business cycles relative to the average performance of their peers during the same periods as Morningstar, Inc. The Fund will always maintain a minimum of 4 Underlying Funds that have tactical managers, each having an emphasis and focus unique to their management style.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Adviser may allocate the Fund’s assets to any sector or security type. Investment advisers of the Underlying Funds have the freedom to transition assets into or out of any security type they deem suitable to achieve a goal of maximizing return with minimized volatility. As part of its due diligence prior to selecting an Underlying Fund, and its investment adviser, the Adviser analyzes the fluctuations in returns over various market conditions. This selection is not only based on performance but also on the potential of reducing downside risk during poor performing equity markets.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is willing to grant complete discretion to the money manager regarding asset classes the manager can allocate assets into at any time with a view toward achieving the Fund’s investment objective.

Investments into this Fund will be divided by the Adviser equally among the selected Underlying Funds and will be re-balanced if/when the allocation dispersion is exceeded by more than 10%.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Tactically Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.79% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -7.14% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Tactically Managed RMS Fund - R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	11.82%	5.30%	5.06%
Return After Taxes on Distributions(1)	7.96%	4.70%	4.54%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.37%	3.88%	3.74%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

FUND SUMMARY – The E-Valuator Moderate RMS Fund

Investment Objective

The E-Valuator Moderate RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both principal growth and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.19%
Shareholder Services Plan	0.15%

Acquired Fund Fees and Expenses	0.21%

Total Annual Fund Operating Expenses(2)	1.25%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.18%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class Shares	$120	$390	$680	$1,505

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 137.57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical growth oriented investor. The standard deviation goal for the Fund is to average between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 50%-70% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

The Fund will allocate its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”), and in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of placing equal emphasis on income and growth. For instance, in periods when interest rates are relatively high the Fund may adjust the allocation to fixed income to compensate for that environment. Whereas, during a period where interest rates are relatively low, the Fund may need to adjust the allocation to fixed income in an inverse manner to compensate for that environment. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that tolerant to the daily fluctuations of the stock market (market risk), seeks interest income, and has equal emphasis on the generation of current income as well as growth.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the

Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying

Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Moderate Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.79% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -5.38% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Moderate RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	15.84%	8.41%	8.41%
Return After Taxes on Distributions(1)	12.95%	7.82%	7.89%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.39%	6.41%	6.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

FUND SUMMARY – The E-Valuator Growth RMS Fund

Investment Objective

The E-Valuator Growth RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks as a primary objective to provide long term principal growth and as a secondary objective to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.19%
Shareholder Services Plan	0.15%

Acquired Fund Fees and Expenses	0.22%

Total Annual Fund Operating Expenses(2)	1.26%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.19%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018 the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class Shares	$121	$393	$685	$1,516

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 125.32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a growth oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. The standard deviation goal for the Fund is to average between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 70%-85% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will be generally allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), seeks growth, and has a small desire for the generation of interest income.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk .. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage-and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Growth Risk Managed Strategy (i.e., the predecessor fund)

which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.74% (quarter ending 9/30/2013) and the Fund’s lowest return for a calendar quarter was -7.44% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Growth RMS Fund – R4 Class	1 Year	5 Year	Since Inception (February 29, 2012)
Return Before Taxes	18.72%	10.59%	10.31%
Return After Taxes on Distributions(1)	14.95%	9.84%	9.66%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.49%	8.14%	8.02%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

FUND SUMMARY – The E-Valuator Aggressive Growth RMS Fund

Investment Objective

The E-Valuator Aggressive Growth RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide maximize long term total return through principal appreciation with a secondary objective of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	R4 Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	0.25%
Other Expenses(2)	0.21%
Shareholder Services Plan	0.15%

Acquired Fund Fees and Expenses	0.23%

Total Annual Fund Operating Expenses(2)	1.29%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.22%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018 the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
R4 Class Shares	$124	$402	$701	$1,550

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 144.83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probably range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within the parameters that would be suitable for an aggressive growth oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. The standard deviation goal for the Fund is to average between 9% to 13% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 85%-99% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will be generally allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded

16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), and is seeking growth.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Aggressive Growth Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.76% (quarter ending 9/30/2013) and the Fund’s lowest return for a calendar quarter was -8.36% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Aggressive Growth RMS Fund – R4 Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	19.64%	11.09%	10.31%
Return After Taxes on Distributions(1)	15.93%	10.36%	9.69%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.91%	8.57%	8.03%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the appropriate E-Valuator Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Funds toll free at 888-507-2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for R4 Class Shares. Subsequent investments must be in amounts of $100 or more for R4 Class Shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The Funds’ investment objectives are as following:

•	The E-Valuator Very Conservative RMS (Risk-Managed Strategy) Fund seeks as a primary objective to provide income and as a secondary objective stability of principal.

•
The E-Valuator Conservative RMS (Risk-Managed Strategy) Fund seeks primarily to provide current income and, as a secondary objective, to provide growth through a small degree of exposure to equity markets.

•	The E-Valuator Tactically Managed RMS (Risk-Managed Strategy) Fund seeks primarily to achieve growth of principal and as a secondary objective, to protect principal.

•	The E-Valuator Moderate RMS (Risk-Managed Strategy) Fund seeks to provide both principal growth and income.

•	The E-Valuator Growth RMS (Risk-Managed Strategy) Fund seeks as a primary objective to provide long term principal growth and as a secondary objective to provide current income.

•	The E-Valuator Aggressive Growth RMS (Risk-Managed Strategy) Fund seeks to provide maximize long term total return through principal appreciation with a secondary objective of current income.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”.

The E-Valuator RMS Funds were designed to provide investors with the ease and efficiency of investing with money managers in an asset allocation that is suitable to the investor’s particular risk temperament. The Adviser of The E-Valuator Funds determines the selection of the Underlying Funds and the asset allocations. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of the E-Valuator RMS Funds are continually monitored and rebalanced back to the original allocation whenever a Fund experiences more than a 10% dispersion from the original allocation. Rebalancing is an industry accepted practice of forcing the asset management team to “lock-in gains” from stronger performing holdings, while re-investing those gains into holdings that have been out of favor with current market conditions. Rebalancing inside the E-Valuator RMS Funds occurs whenever the actual balance of an underlying fund expressed as a percentage of the total assets differs (either above or below) from the asset allocation percentage by more than 10%. For instance, if an E-Valuator RMS Fund has a 15% allocation to Intermediate Term Bonds (the sector), and the actual balance of the Intermediate Term Bond sector expressed as a percentage of the total

Fund’s assets is 18%, a rebalancing would be signaled because 18% exceeds the asset allocation of 15% by more than 10%. A liquidation of the 3% excess amount (18% - 15% = 3%) would be automatically executed and re-invested into the other holdings bringing the Fund’s account balances back in alignment with the original asset allocation percentages. It is common for rebalancing to be considered a methodology for increasing performance while minimizing volatility.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

All Funds.

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk. The Funds are subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in Underlying Funds. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of a Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Funds invest in inverse or leveraged ETFs, the value of a Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Funds invest in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Funds invest in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying

Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Funds invest in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Funds (other than The E-Valuator Very Conservative RMS Fund) invest in Underlying Funds that invest in small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Funds (other than The E-Valuator Very Conservative RMS Fund) invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that the Funds (other than The E-Valuator Very Conservative RMS Fund) invest in Underlying Funds that invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio, may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work.

The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses. If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to fixed income securities, an Underlying Fund may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined. Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Funds may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. In August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a RIC under the Code, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

Passive Investment Risk. The “Core” portion of each Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Funds do not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited. The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Funds take such a position, they may not achieve their investment objectives.

MANAGEMENT

The Investment Adviser. Systelligence, LLC (the “Adviser”), 7760 France Avenue South, Ste. 620, Bloomington, MN, 55435, serves as investment adviser to each Fund. The Adviser is controlled by Kevin Miller. Mr. Collin John Miller owns 25% of the Adviser and the remaining ownership is held by Mr. Tyler Jordan Miller and Mr. Jacob Robert Miller, who are each related to Mr. Kevin Miller. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in May 2016. As of the date of this prospectus, the Adviser manages The E-Valuator Funds. As of December 31, 2017, the Adviser had approximately $565 million in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at the rate of 0.45%. For the fiscal year ended September 30, 2017, the Adviser received investment advisory fees from The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund, and The E-Valuator Aggressive Growth RMS Fund at the annual rate 0.36%, respectively, of each Fund’s average daily net assets.

The Adviser has contractually agreed to waiver its management fee with respect to each Fund to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of each of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019 except pursuant to mutual consent between the Board of Trustees and the Adviser or in the event that the advisory agreement is terminated.

A discussion regarding the basis for the initial approval by the Board of Trustees of the investment advisory agreement for the Funds is available in the Funds’ annual report for the period ending September 30, 2016 and will be available in the Funds’ semi-annual report for the period ending March 31, 2018.

The Portfolio Manager

The Funds are managed on a day-to-day basis by Kevin Miller.

Mr. Miller created and began managing risk managed strategies for individual and corporate clients in 1997. His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments. In 2012, Kevin successfully launched a series of Risk Managed collective investment funds that provided investment management services to thousands of investors and had over $500 million in assets. As the representative of the sub-advisor to the collective investment funds that were the predecessor funds to the Funds, Mr. Miller practiced the concept of selecting managers that have below average expense ratios, with below average volatility, and consistently above average returns relative to the average of their respective peers (per Morningstar, Inc.) and is the recipe to Mr. Miller’s success.

Prior to the creation of the predecessor funds to the Funds, and since their launch, Mr. Miller has been working with clients (individuals and corporations) as an investment advisor representative of Intervest International, Inc. since February 2006 assisting with the proper selection of money managers and asset allocation in a suitable manner to each client’s risk temperament. Prior to this, Mr. Miller was a registered representative with Intervest International Equities Corp. since November 1986.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Rule 12b-1 Fees

The Board has adopted a Distribution and Service Plan for each Fund’s R4 Class (the “12b-1 Plan”) in accordance with Rule 12b-1 under the 1940 Act. Pursuant to the 12b-1 Plan, each Fund may finance from the assets of a particular class certain activities or expenses that are intended primarily to result in the sale of shares of such class. Each Fund finances these distribution and service activities through payments made to the Distributor. The fee paid to the Distributor by each class is computed on an annualized basis reflecting the average daily net assets of a class, up to a maximum of 0.25% for R4 Class Shares. Because these fees are paid out of a class’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost more than paying other types of sales charges.

The 12b-1 Plan, while primarily intended to compensate for shareholder services and expenses, was adopted pursuant to Rule 12b-1 under the 1940 Act, and it therefore may be used to pay for certain expenditures related to financing distribution related activities for each of the Funds.

Shareholder Servicing Plan

Each of the Funds has adopted a shareholder service plan with respect to its R4 Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.
An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

Shareholder Servicing

Certain financial intermediaries that maintain “street name” or omnibus accounts with the Funds provide sub-accounting, recordkeeping and/or administrative services to the Fund and are compensated for such services by the Fund. These service fees may be paid in addition to the fees paid under the 12b-1 Plan. For more information, please refer to the SAI.

Other Expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888-507-2798. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for R4 Class Shares is $10,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);
Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888-507-2798 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer

Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Funds typically expect to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Funds typically expect to mail the check within two business days; and (ii) for payment by wire or ACH, the Funds typically expect to process the payment within two business days. Payment of redemption proceeds may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as permitted by the Securities and Exchange Commission (the “SEC”), the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election.

GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Funds will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages 6 funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888-507-2798.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the same as a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s R4 Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary. Because the Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Funds do not price their shares, the value of the securities held in the Funds may change on days when you will not be able to purchase or redeem Fund shares.

Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors one class of shares through this prospectus. The Funds offer Service Class Shares through another prospectus which may be obtained by calling 888-507-2798. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

R4 Class Shares

R4 Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.15% Shareholder Services fee. The R4 Class Shares are also subject to a 0.25% Rule 12b-1 fee.

FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in R4 Class Shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights below reflect the R4 Class’ previous name – the “Investor” Class Share. The Board of Trustees of the World Funds Trust approved the change in name of the “Investor” Class Share to the “R4” Class Share effective March 27, 2017. The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the SAI. Copies of the Annual Report and the SAI may be obtained at no charge by calling 1-800-673-0550.

THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.13	$10.00

Investment activities
Net investment income (loss)(A)	0.19	0.02
Net realized and unrealized gain
(loss) on investments	0.27	0.11

Total from investment activities	0.46	0.13

Distributions
Net investment income	(0.05)	–
Net realized gain	(0.01)	–

Total distributions	(0.06)	–

Net asset value, end of period	$10.53	$10.13

Total Return	4.53%	1.30%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.14%	1.09%	**
Expenses net of fee waiver	1.05%	0.93%	**
Net investment income (loss)(C)	1.89%	0.69%	**
Portfolio turnover rate	189.64%	12.66%	***
Net assets, end of period (000’s)	$2,608	$7,078

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.24	$10.00

Investment activities
Net investment income (loss)(A)	0.21	0.05
Net realized and unrealized gain
(loss) on investments	0.45	0.19

Total from investment activities	0.66	0.24

Distributions
Net investment income	(0.06)	–
Net realized gain	(0.02)	–

Total distributions	(0.08)	–

Net asset value, end of period	$10.82	$10.24

Total Return	6.47%	2.40%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.09%	1.05%	**
Expenses net of fee waiver	1.00%	0.89%	**
Net investment income (loss)(C)	2.01%	1.29%	**
Portfolio turnover rate	142.99%	10.57%	***
Net assets, end of period (000’s)	$9,474	$25,671

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.26	$10.00

Investment activities
Net investment income (loss)(A)	0.26	0.07
Net realized and unrealized gain
(loss) on investments	0.59	0.19

Total from investment activities	0.85	0.26

Distributions
Net investment income	(0.05)	–
Net realized gain	(0.03)	–

Total distributions	(0.08)	–

Net asset value, end of period	$11.03	$10.26

Total Return	8.33%	2.60%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.25%	1.13%	**
Expenses net of fee waiver	1.05%	0.97%	**
Net investment income (loss)(C)	2.49%	1.92%	**
Portfolio turnover rate	158.01%	2.07%	***
Net assets, end of period (000’s)	$1,625	$8,192

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.36	$10.00

Investment activities
Net investment income (loss)(A)	0.15	0.06
Net realized and unrealized gain
(loss) on investments	1.06	0.30

Total from investment activities	1.21	0.36

Distributions
Net investment income	(0.05)	–
Net realized gain	(0.02)	–

Total distributions	(0.07)	–

Net asset value, end of period	$11.50	$10.36

Total Return	11.78%	3.60%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.06%	1.03%	**
Expenses net of fee waiver	0.97%	0.87%	**
Net investment income (loss)(C)	1.50%	1.74%	**
Portfolio turnover rate	137.57%	12.39%	***
Net assets, end of period (000’s)	$24,962	$68,443

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.43	$10.00

Investment activities
Net investment income (loss)(A)	0.12	0.05
Net realized and unrealized gain
(loss) on investments	1.39	0.38

Total from investment activities	1.51	0.43

Distributions
Net investment income	(0.03)	–
Net realized gain	(0.02)	–

Total distributions	(0.05)	–

Net asset value, end of period	$11.89	$10.43

Total Return	14.54%	4.30%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.05%	1.03%	**
Expenses net of fee waiver	0.96%	0.87%	**
Net investment income (loss)(C)	1.12%	1.49%	**
Portfolio turnover rate	125.32%	14.33%	***
Net assets, end of period (000’s)	$20,799	$93,317

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	R4 Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.48	$10.00

Investment activities
Net investment income (loss)(A)	0.08	0.04
Net realized and unrealized gain
(loss) on investments	1.59	0.44

Total from investment activities	1.67	0.48

Distributions
Net investment income	(0.01)	–
Net realized gain	(0.02)	–

Total distributions	(0.03)	–

Net asset value, end of period	$12.12	$10.48

Total Return	16.01%	4.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	1.07%	1.06%	**
Expenses net of fee waiver	0.98%	0.90%	**
Net investment income (loss)(C)	0.70%	1.23%	**
Portfolio turnover rate	144.83%	10.24%	***
Net assets, end of period (000’s)	$7,428	$25,427

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares.
*	Inception date
**	Annualized
***	Not annualized

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ Statement of Additional Information (the “SAI”) dated January 31, 2018, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 888-507-2798, by e-mail at: mail@ccofva.com or on the Funds’ website at www.evaluatorfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

The E-Valuator Funds*

PROSPECTUS

January 31, 2018

The E-Valuator Very Conservative RMS Fund
Service Class Shares (EVVLX)

The E-Valuator Conservative RMS Fund
Service Class Shares (EVCLX)

The E-Valuator Tactically Managed RMS Fund
Service Class Shares (EVTTX)

The E-Valuator Moderate RMS Fund
Service Class Shares (EVMLX)

The E-Valuator Growth RMS Fund
Service Class Shares (EVGLX)

The E-Valuator Aggressive Growth RMS Fund
Service Class Shares (EVAGX)

*Note that prior to March 27, 2017 Service Class Shares were named Institutional Class Shares.

This prospectus describes the E-Valuator Funds. The E-Valuator Funds are each authorized to offer 2 classes of shares, one of which is offered by this prospectus.

The U.S. Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

FUND SUMMARY – The E-Valuator Very Conservative RMS Fund

Investment Objective

The E-Valuator Very Conservative RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks as a primary objective to provide income and as a secondary objective stability of principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.25%
Shareholder Servicing Plan	0.05%

Acquired Fund Fees and Expenses	0.25%

Total Annual Fund Operating Expenses(2)	1.00%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.93%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$95	$311	$546	$1,218

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 189.64% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a very conservative investor, that is, an investor anticipating very low fluctuations in annual return on a year-over-year basis. This is identified by low standard deviation measures with minimal fluctuations in annual return. The standard deviation goal for the Fund is to average between 1% to 3.5% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 0-15% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

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The Fund will generally allocate 85%-99% of the Fund’s assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 1%-15% of the Fund’s allocation will be dedicated to investments in Underlying Funds that focus on investments in equity securities that have the potential of paying dividends on an annual basis.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

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The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, convertible bonds, etc. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

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Suitable Investor: A suitable investor for this Fund would be an individual/entity having little to no tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, and has a desire to keep pace with the annualized rate of inflation.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

5

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

6

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are

7

considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.

One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

8

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

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Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Very Conservative Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

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During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 1.83% (quarter ending 9/30/2017) and the Fund’s lowest return for a calendar quarter was -1.56% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Very Conservative RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	6.73%	3.17%	3.24%
Return After Taxes on Distributions(1)	5.33%	2.83%	2.95%
Return After Taxes on Distributions and Sale of Fund Shares(1)	3.86%	2.29%	2.38%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.55%	2.11%	2.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

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FUND SUMMARY – The E-Valuator Conservative RMS Fund

Investment Objective

The E-Valuator Conservative RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks primarily to provide current income and, as a secondary objective, to provide growth through a small degree of exposure to equity markets.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.20%
Shareholder Services Plan	0.01%

Acquired Fund Fees and Expenses	0.25%

Total Annual Fund Operating Expenses(2)	0.91%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.84%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$86	$283	$497	$1,113

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 142.99% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) which, involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a conservative investor, that is, an investor anticipating low fluctuations in annual return on a year-over-year basis. This is identified by standard deviations that are slightly greater than that of a very conservative investor, but less than those of a typical moderate risk investor. The standard deviation goal for the Fund is to average between 3% to 6% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 15%-30% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

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The Fund will generally allocate 70%-85% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 15%-30% of the Fund’s assets will be generally allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc.

The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. The Fund’s allocation into “Satellite management” is accomplished by investing a portion of the Fund’s holdings into actively managed investments. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded

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16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

The Fund will strive to keep pace with the annualized rate of inflation by allocating assets across multiple fixed income securities (bonds), money markets, as well as a small portion

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being dedicated to dividend paying large cap domestic stocks. The fixed income (bond) allocations may include, but not be limited to, short term bonds, intermediate term bonds, long term bonds, corporate bonds, government bonds, high yield bonds, convertible bonds, etc. The asset allocation mix between money market, bonds and dividend paying stocks will be done in a manner to keep pace with inflation.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that has a low tolerance to the daily fluctuations of the stock market (market risk), seeks interest income, yet is willing to accept a limited exposure to market risk in an effort of obtaining some growth. By maintaining 15% to 30% allocated to equities, this Fund may experience fluctuations in return due to the stock market’s activity, however, since it does not have 100% of its assets invested in equities, the overall impact of the stock market’s fluctuating returns will have a subdued impact on the overall performance of the Fund.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to

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the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

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Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

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Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage-and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on

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performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the  derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

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Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

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Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Conservative Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

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During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 3.78% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -2.77% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Conservative RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	9.87%	5.67%	5.77%
Return After Taxes on Distributions(1)	7.83%	5.17%	5.35%
Return After Taxes on Distributions and Sale of Fund Shares(1)	5.77%	4.21%	4.35%
Barclays Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	3.55%	2.11%	2.37%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After -tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

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FUND SUMMARY – The E-Valuator Tactically Managed RMS Fund

Investment Objective

The E-Valuator Tactically Managed RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks primarily to achieve growth of principal and as a secondary objective, to protect principal.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.23%
Shareholder Services Plan	0.01%

Acquired Fund Fees and Expenses	0.78%

Total Annual Fund Operating Expenses(2)	1.47%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	1.40%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$143	$458	$796	$1,751

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 158.01% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name) by selecting Underlying Funds whose investment advisers (i.e., tactical managers) incorporate a tactical approach to money management in an effort of maximizing gains while minimizing losses. Tactical management involves the ability to transition assets across all the major asset categories (money markets, bonds, stocks) with little to no trading restrictions. Investment advisers of tactical management strategies have the freedom to move assets completely out of one asset class, i.e., transition from money market to bonds, in an effort of protecting against losses, or capitalizing on investment trends. Tactical managers will consider investment risk, as well as potential return when making asset management decisions.

The Fund may invest in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

The Fund may invest in tactically managed funds that have the potential to invest in high yield bonds (also known as “junk bonds”) if/when the Adviser deems suitable and appropriate.

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Systelligence, LLC (the “Adviser”) allocates the Fund’s assets among Underlying Funds that focus on tactical asset management meaning Underlying Funds where the investment adviser to such Underlying Funds has the flexibility to transition assets into and out of any sector of the market and from stocks to bonds at any time based on existing and/or foreseeable market conditions. The Fund selects the Underlying Funds by reviewing and comparing each such Underlying Fund’s performance through various market conditions and business cycles relative to the average performance of their peers during the same periods as Morningstar, Inc. The Fund will always maintain a minimum of 4 Underlying Funds that have tactical managers, each having an emphasis and focus unique to their management style.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Adviser may allocate the Fund’s assets to any sector or security type. Investment advisers of the Underlying Funds have the freedom to transition assets into or out of any security type they deem suitable to achieve a goal of maximizing return with minimized volatility. As part of its due diligence prior to selecting an Underlying Fund, and its

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investment adviser, the Adviser analyzes the fluctuations in returns over various market conditions. This selection is not only based on performance but also on the potential of reducing downside risk during poor performing equity markets.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is willing to grant complete discretion to the money manager regarding asset classes the manager can allocate assets into at any time with a view toward achieving the Fund’s investment objective.

Investments into this Fund will be divided by the Adviser equally among the selected Underlying Funds and will be re-balanced if/when the allocation dispersion is exceeded by more than 10%.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

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Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ

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significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

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Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the

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Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity

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prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

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The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Tactically Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

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During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.95% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -7.01% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Tactically Managed RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	11.91%	5.85%	5.64%
Return After Taxes on Distributions(1)	7.71%	5.12%	5.02%
Return After Taxes on Distributions and Sale of Fund Shares(1)	6.43%	4.25%	4.15%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

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FUND SUMMARY – The E-Valuator Moderate RMS Fund

Investment Objective

The E-Valuator Moderate RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide both principal growth and income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.19%
Shareholder Services Plan	0.01%

Acquired Fund Fees and Expenses	0.21%

Total Annual Fund Operating Expenses(2)	0.86%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.79%

(1)
Estimated for the Fund’s initial fiscal year. Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$81	$267	$470	$1,054

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 137.57% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a moderate risk investor. This is identified by standard deviations that are slightly greater than that of a conservative investor, but less than those of a typical growth oriented investor. The standard deviation goal for the Fund is to average between 5.5% to 8.5% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 50%-70% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

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The Fund will allocate its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk” bonds), and in equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc. Because market conditions may favor one asset class over another (e.g., fixed income securities may be favored over equity securities at any given time), the allocation of the Fund’s assets between fixed income and equity securities may range from 50% to 70% allocated to equities at any given time. The Fund will adjust the allocations between fixed income and equity in an effort to continually meet the overriding strategy of placing equal emphasis on income and growth. For instance, in periods when interest rates are relatively high the Fund may adjust the allocation to fixed income to compensate for that environment. Whereas, during a period where interest rates are relatively low, the Fund may need to adjust the allocation to fixed income in an inverse manner to compensate for that environment. In other words, there may be market conditions that warrant allocating more of the Fund’s assets into fixed income, while there may be other market conditions that would warrant allocating more of the Fund’s assets to equity.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer

39

group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objectives.

The Fund may invest in Underlying Funds that utilize derivatives.

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The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that tolerant to the daily fluctuations of the stock market (market risk), seeks interest income, and has equal emphasis on the generation of current income as well as growth.

Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject

41

to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying

42

Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

43

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage- and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

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Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

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Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some

46

indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Moderate Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

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During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 5.93% (quarter ending 12/31/2013) and the Fund’s lowest return for a calendar quarter was -5.27% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Moderate RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	16.27%	8.77%	8.69%
Return After Taxes on Distributions(1)	13.16%	8.10%	8.12%
Return After Taxes on Distributions and Sale of Fund Shares(1)	9.63%	6.65%	6.68%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After -tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

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FUND SUMMARY – The E-Valuator Growth RMS Fund

Investment Objective

The E-Valuator Growth RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks as a primary objective to provide long term principal growth and as a secondary objective to provide current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.19%
Shareholder Services Plan	0.01%

Acquired Fund Fees and Expenses	0.22%

Total Annual Fund Operating Expenses(2)	0.87%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.80%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$82	$271	$475	$1,066

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 125.32% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probable range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annual performance fluctuation within parameters that would be suitable for a growth oriented investor. This is identified by standard deviations that are slightly greater than that of a moderate risk investor, but less than those of an aggressive growth investor. The standard deviation goal for the Fund is to average between 8% to 11% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 70%-85% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

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The Fund will generally allocate 15%-30% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 70%-85% of the Fund’s assets will be generally allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aid in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

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The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), seeks growth, and has a small desire for the generation of interest income.

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Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

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Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

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Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

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Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage-and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that

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is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited.

Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity

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prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Growth Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

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The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 7.80% (quarter ending 9/30/2013) and the Fund’s lowest return for a calendar quarter was -7.40% (quarter ending 9/30/2015).

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The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Growth RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	19.08%	10.96%	10.67%
Return After Taxes on Distributions(1)	15.04%	10.12%	9.96%
Return After Taxes on Distributions and Sale of Fund Shares(1)	11.70%	8.42%	8.29%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

1After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

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FUND SUMMARY – The E-Valuator Aggressive Growth RMS Fund

Investment Objective

The E-Valuator Aggressive Growth RMS (Risk-Managed Strategy) Fund (the “Fund”) seeks to provide maximize long term total return through principal appreciation with a secondary objective of current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Service Class Shares

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None

Maximum deferred sales charges (load) (as a percentage of the NAV at time of purchase)	None

Redemption Fee	None

Exchange Fee	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee(1)	0.45%
Distribution (12b-1) and Service Fees	None
Other Expenses(2)	0.21%
Shareholder Services Plan	0.01%

Acquired Fund Fees and Expenses	0.23%

Total Annual Fund Operating Expenses(2)	0.90%

Fee Waivers and/or Expense Reimbursements(1)	(0.07%	)

Total Annual Fund Operating Expenses (after fee waivers and expense reimbursements)(1)	0.83%

(1)
Systelligence, LLC (the “Adviser”), has contractually agreed to waiver its management fee to 0.38%. Prior to February 1, 2018, the waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by the Fund within three years following the date that such waiver was made or such expense was incurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

(2)
Other Expenses and Total Annual Fund Operating Expenses have been restated to reflect modifications to the fees provided for under the contractual service arrangements in place with the Fund’s administrator.

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Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The effect of the Adviser’s agreement to waive fees and/or reimburse expenses is only reflected in the first year of each example shown below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Share Class	1 Year	3 Years	5 Years	10 Years
Service Class Shares	$85	$280	$492	$1,101

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, affect the Fund’s performance. During the most recent fiscal period ended September 30, 2017, the Fund’s portfolio turnover rate was 144.83% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its objective by investing, under normal market conditions, in the securities of other unaffiliated investment companies (including open-end funds, exchange-traded funds (“ETFs”)) and closed-end funds (collectively referred to as “Underlying Funds”). The Fund utilizes a risk-managed strategy (thus, the term “RMS” in the Fund’s name), which involves the allocation of invested assets across multiple underlying investments in a manner that provides fluctuations in annualized returns that would be commensurate to an investor seeking to experience very low volatility in year-over-year returns. An investment’s volatility is commonly measured by standard deviation. Standard deviation provides the probably range of anticipated returns based on the performance fluctuations over previous time periods (1-year, 3-year, or 5-year). Investments with the lowest levels of standard deviation would be considered very conservative, while investments with higher levels of standard deviation would be considered more growth oriented and aggressive in nature (more volatile). The strategy of this Fund is to keep the level of annualized performance fluctuation within the parameters that would be suitable for an aggressive growth oriented investor, therefore being the most volatile investment of the funds within the family of funds comprising the E-Valuator Funds. The standard deviation goal for the Fund is to average between 9% to 13% over a 3-year timeframe or a 5-year timeframe.

The Fund identifies the volatility goals over 3-year and 5-year timeframes by stating the acceptable range of standard deviation for each timeframe. The Fund allocates assets across three broad asset classes (money market, bonds, equities) in a manner that provides a high probability of meeting the accepted volatility goals. The Fund will not have more than 85%-99% of its assets allocated to equities and will have the remainder allocated across money market and bonds based on continually changing market conditions.

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The Fund will generally allocate 1%-15% of its assets into a variety of Underlying Funds that focus on investments in fixed income securities (e.g., money markets and bonds) that possess varying qualities of credit and duration including high-yield securities (also referred to as “junk bonds”). The remaining 85%-99% of the Fund’s assets will be generally allocated to equity securities that have the potential of providing dividends and growth on an annual basis. The equity allocation will be invested in Underlying Funds that invest in U.S. and foreign securities (including emerging markets securities) and that focus on investments without regard to market capitalization (i.e., investments may include securities of issuers that would be considered small, medium and/or large capitalization companies). The Fund identifies an emerging market security based on it being placed on the Diversified Emerging Market equity category by Morningstar, Inc.

Systelligence, LLC (the “Adviser”) incorporates a “Core and Satellite” management philosophy with, 50% to 80% of a category allocation invested in the “Core” holdings and the remaining amount investing in the “Satellite” holding. A category allocation is the amount of assets to be allocated into an investment category. Morningstar, Inc. has created what the Adviser believes to be an industry standard of investment categories, which aide in the recognition of an investment’s underlying holdings, e.g., Intermediate Term Bond Category, Short Term Government Bond Category, Domestic Large Cap Stock Category, etc. The “Core and Satellite” management philosophy is synonymous with “Passive Management” and “Active Management,” respectively. The “Core” component pertains to the portion of the Fund’s asset allocation that is devoted to passive management. Passive management is considered a form of investment management whereby the allocation mirrors the allocation of a benchmark, or index. The Fund’s allocation into “Core” holdings is achieved by investing a portion of the Fund’s assets into Underlying Funds that attempt to replicate the performance of a common index (e.g., S&P 500®, Russell 1000, Barclays US Aggregate Bond Index, etc.) (that is, passively managed Underlying Funds). The Fund’s allocation to “Satellite” holdings corresponds to the portion of the Fund’s portfolio that will be invested in actively managed Underlying Funds. Active management is considered a form of investment management whereby the allocation is driven by security selection and trading with an overriding goal of outperforming a stated index, or benchmark. By constructing the Fund’s portfolio with Core and Satellite holdings, the Adviser is blending two management philosophies in an effort to capture the returns of the market indexes through Core holding, while also seeking to enhance the overall performance with Satellite holding, and thus attempting to deliver above average performance.

The Adviser allocates the Fund’s assets with respect to Satellite holdings among the Underlying Funds by utilizing proprietary quantitatively based models in which an Underlying Fund must meet a rigorous performance criteria of outperforming the average of its peer group by a minimum of 10% across multiple timeframes (1 month, 3 month, 6 month, 1 year, 2 years, 3 years, and 5 years) to be considered a potential (or remain as an existing) investment in the Fund. The emphasis each timeframe has on the overriding analysis is determined through a proprietary weighting process that enables the Adviser to place more emphasis on various timeframes through a variety of market cycles. The Adviser’s asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. For instance, if an Underlying Fund’s allocation of the Fund’s total assets equals 15%, then the Adviser would rebalance if/when this investment’s allocation exceeded 16.5% of the Fund’s total assets (110% x 15% = 16.5%), or if/when this Underlying Fund’s allocation as a percent of the Fund’s total assets drops to less than 13.5% (90% x 15% = 13.5%).

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The Fund selects its “Core” holdings by first arriving at an asset allocation across three broad asset classes (money market, bonds, and equities) that provides the highest probability of meeting the stated volatility goals. Once this broad asset allocation is determined, the second decision is the Fund will continue with allocations within each of the aforementioned broad asset classes. For instance, once the allocation percentage into equities has been determined, the next step would be to identify the amount allocated between Foreign and Domestic equities. Once this has been determined, the next decision is to determine the allocation into large companies, medium sized companies, and small companies within each equity sub-group. When the allocation based on company size has been determined, the Fund may dedicate a portion of that allocation into passive management, i.e. index, also referred to as “Core”. Likewise the Fund may allocate a portion of the allocation into active management, also referred to as “Satellite”.

Based on technical analysis of economic and market conditions, the Adviser may, from time to time, allocate up to 5% of the Fund’s net assets to investments in ETFs that are tied to the performance of the broad general markets as measured by such indices as the S&P 500® Index. These ETFs may include leveraged and inverse ETFs. The long-position in ETFs would reflect the Adviser’s assessment that the markets are moving in an upward direction. Whereas, an inverse position would reflect an assessment by the Adviser that the markets are generally moving downward. Depending upon the strength of the indicators in the Adviser’s technical analysis, the Adviser allocate to ETFs that are leveraged and would thus anticipate a multiple (e.g., 2X) of the performance of the market in either an upward or downward direction. Due to the growth or decline in any allocation to this type of position, the Adviser would generally seek to re-balance the position whenever the amount allocated exceeds the amount initially allocated by plus or minus 2% of the Fund’s net assets.

The Adviser sells or reduces the Fund’s position in an Underlying Fund when the Underlying Fund’s performance begins to lag the average of its respective peer group by 10% or more, and has done so for an average of 3-months or more. These performance tolerance standards are applied to multiple timeframes, i.e., 1-month, 3-months, 6-months, 1-year, 2-year, 3-year, and 5-year timeframes. These settings are subject to change as market conditions warrant.

The Fund may engage in frequent and active trading in order to achieve its investment objective.

The Fund may invest in Underlying Funds that utilize derivatives.

The Fund may focus, from time to time, its investments in a particular industry or sector for the purpose of capitalizing on the performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc., as well as to reduce downside exposure to significant changes in conditions such as market, economic or geopolitical.

Suitable Investor: A suitable investor for this Fund would be an individual/entity that is tolerant to the daily fluctuations of the stock market (market risk), and is seeking growth.

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Principal Risks

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Principal Risks described herein pertain to direct risks of making an investment in the Fund and/or risks of the Underlying Funds.

Market Risk. The prices of securities held by the Fund may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

Management Risk. The Fund is subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Growth Risk. If an Underlying Fund adviser’s perceptions of a company’s growth potential are wrong, the securities purchased by that Underlying Fund (and in turn the Fund) may not perform as expected reducing the Underlying Fund’s and the Fund’s return.

Other Investment Company Risk. The Fund will incur higher and duplicative expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds. When the Fund invests in an underlying mutual fund or ETF, the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of the Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Fund invests in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Fund. As a result, the Fund’s shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Fund is not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Fund has no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Fund is generally restricted on the amount of shares of

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another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Fund invests in inverse or leveraged ETFs, the value of the Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Fund invests in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Fund invests in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Fund invests in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing

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such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Fund invests in Underlying Funds that invest in Small- and mid-capitalization companies, the Fund will be subject to additional risks. Smaller companies may experience greater volatility, higher failure rates, more limited markets, product lines, financial resources, and less management experience than larger companies. Smaller companies may also have a lower trading volume, which may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Fund’s shares.

Portfolio Turnover Risk. The Fund’s investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. Underlying Funds in the Fund’s portfolio may invest in foreign securities. Foreign securities are subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Underlying Funds invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. To the extent the Fund invests in Underlying Funds that invest in fixed income securities, the Fund will be subject to fixed income securities risks. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

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Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Fund may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Fund’s income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. The Fund may invest in Underlying Funds that invest in mortgage-and asset-backed securities, which are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Fund’s income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest in Underlying Funds that invest their assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Fund invests in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Fund may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Underlying Fund’s ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, an investor may lose its entire investment, which will affect the Fund’s return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities. One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. Underlying Funds in the Fund’s portfolio may use derivative instruments such as put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that

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the derivative transactions may not be liquid. While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, the Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Fund’s use of derivatives may magnify losses for it and the Fund.

If the Underlying Fund is not successful in employing such instruments in managing its portfolio, its performance will be worse than if it did not invest in such instruments. Successful use by an Underlying fund of options on stock indices, index futures contracts (and options thereon) will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Fund’s expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

Underlying Funds in which the Fund invests may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined, any proceeds may have to be invested in bonds with lower interest rates, which can reduce the returns.

Liquidity risk. This is the risk that assets held by the Fund may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

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Commodity Risk. Some of the Underlying Funds and other instruments in the Fund’s portfolio may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Fund may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation. Income derived from investments in Underlying Funds that invest in commodities may not be qualifying income for purposes of the “regulated investment company” (“RIC”) tax qualification tests. This could make it more difficult (or impossible) for the Fund to qualify as a RIC.

Furthermore, in August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a “regulated investment company” (“RIC”) under the Internal Revenue Code (the “Code”), the Fund must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Fund’s investments in certain ETFs that invest in or hold physical commodities could cause the Fund to fail the income source component of the RIC requirements. If, in any year, the Fund fails to qualify as a RIC for any reason and does not use a “cure” provision, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce the Fund’s net assets, the amount of income available for distribution and the amount of distributions.

Passive Investment Risk. The “Core” portion of the Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Fund does not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Fund’s performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

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Performance History

The performance information shows summary performance information for the Fund in a bar chart and an Average Annual Total Returns table. The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.

The Fund is a successor to a bank-sponsored collective investment fund established pursuant to 12 C.F.R. 9.18 (The E-Valuator Aggressive Growth Risk Managed Strategy (i.e., the predecessor fund) which was terminated by its Trustee on May 26, 2016. Prior to its termination the predecessor fund was sub-advised by Intervest International, Inc. (“Intervest”), an advisory affiliate of the Fund’s investment adviser where the Fund’s portfolio manager, Mr. Kevin Miller, is an associated person. The Fund commenced operations on May 26, 2016 on which date the predecessor fund’s assets were transferred to the Fund. The investment objective, strategy, policies, guidelines and restrictions of the Fund are, in all material respects, the same as those previously applicable to the predecessor fund. However, the predecessor fund was not registered or required to be registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”), and the predecessor fund was not subject to certain investment limitations, diversification requirements, liquidity requirements, and other restrictions imposed by the 1940 Act and the Internal Revenue Code of 1986, as amended, which, if applicable, may have adversely affected its performance.

The performance presented for periods prior to the commencement of operations on May 26, 2016 is the historic performance of the predecessor fund (net of actual fees and expenses charged to predecessor fund). The performance of the predecessor fund has not been restated to reflect the fees, expenses and fee waivers and/or expense limitations applicable to each class of shares of the Fund. If the performance of the predecessor fund were restated to reflect the applicable fees and expenses of each class of shares of the Fund, the performance may have been lower than the performance shown in the bar chart and Average Annual Total Returns table on the following page. For periods following the Fund’s commencement of operations on May 26, 2016, the performance of each class of shares differs as a result of the different levels of fees and expenses applicable to each class of shares. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated information on the Fund’s results can be obtained by visiting www.evaluatorfunds.com or by calling toll-free at 888-507-2798.

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During the periods shown in the bar chart, the Fund’s highest return for a calendar quarter was 8.90% (quarter ending 9/30/2013) and the Fund’s lowest return for a calendar quarter was -8.20% (quarter ending 9/30/2015).

The following table shows how average annual total returns of the Fund compared to those of the Fund’s benchmarks.

Average Annual Total Return as of December 31, 2017

The E-Valuator Aggressive Growth RMS Fund – Service Class	1 Year	5 Years	Since Inception (February 29, 2012)
Return Before Taxes	20.10%	11.62%	10.87%
Return After Taxes on Distributions(1)	16.20%	10.83%	10.20%
Return After Taxes on Distributions and Sale of Fund Shares(1)	12.17%	8.98%	8.47%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	19.42%	13.39%	12.19%

(1) After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

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Investment Adviser

Systelligence, LLC, is the investment adviser to the Fund.

Portfolio Manager

Kevin Miller, President and Portfolio Manager of the Adviser, has served as a portfolio manager to the Fund since its inception on May 26, 2016.

For important information about purchase and sale of fund shares, tax information and financial intermediary compensation, please turn to the sections of this prospectus entitled “Purchase and Sale of Fund Shares,” “Tax Information,” and “Payments to Broker-Dealers and Other Financial Intermediaries” on page 75 of the prospectus.

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Purchase and Sale of Fund Shares

You may purchase, redeem or exchange shares of the Fund on days when the New York Stock Exchange is open for regular trading through a financial advisor, by mail (addressed to the appropriate E-Valuator Fund, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235), by wire, or by calling the Funds toll free at 888-507-2798. Purchases and redemptions by telephone are only permitted if you previously established this option on your account. The minimum initial purchase or exchange into a Fund is $10,000 for Service Class Shares. Subsequent investments must be in amounts of $100 or more Service Class Shares. The Funds may waive minimums for purchases or exchanges through employer-sponsored retirement plans and individual retirement accounts.

Tax Information

Each Fund’s distributions will be taxed as ordinary income or capital gain, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account in which case withdrawals will be taxed.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your sales person to recommend the Funds over another investment. Ask your sales person or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ABOUT THE FUNDS’ INVESTMENTS

The Funds’ investment objectives are as following:

•	The E-Valuator Very Conservative RMS (Risk-Managed Strategy) Fund seeks as a primary objective to provide income and as a secondary objective stability of principal.

•
The E-Valuator Conservative RMS (Risk-Managed Strategy) Fund seeks primarily to provide current income and, as a secondary objective, to provide growth through a small degree of exposure to equity markets.

•	The E-Valuator Tactically Managed RMS (Risk-Managed Strategy) Fund seeks primarily to achieve growth of principal and as a secondary objective, to protect principal.

•	The E-Valuator Moderate RMS (Risk-Managed Strategy) Fund seeks to provide both principal growth and income.

•	The E-Valuator Growth RMS (Risk-Managed Strategy) Fund seeks as a primary objective to provide long term principal growth and as a secondary objective to provide current income.

•	The E-Valuator Aggressive Growth RMS (Risk-Managed Strategy) Fund seeks to provide maximize long term total return through principal appreciation with a secondary objective of current income.

Each Fund’s investment objective may be changed by the Board of Trustees without shareholder approval upon 60 days’ written notice to shareholders.

In the remaining portion of this prospectus, each of the above mentioned mutual funds may be referred to generally as a “Fund” or collectively, as the “Funds”.

The E-Valuator RMS Funds were designed to provide investors with the ease and efficiency of investing with money managers in an asset allocation that is suitable to the investor’s particular risk temperament. The Adviser of The E-Valuator Funds determines the selection of the Underlying Funds and the asset allocations. The Adviser makes adjustments to the Underlying Funds and asset allocations based on market conditions and performance standards. In addition to the aforementioned asset allocation and management services, the allocations inside each of the E-Valuator RMS Funds are continually monitored and rebalanced back to the original allocation whenever a Fund experiences more than a 10% dispersion from the original allocation. Rebalancing is an industry accepted practice of forcing the asset management team to “lock-in gains” from stronger performing holdings, while re-investing those gains into holdings that have been out of favor with current market conditions. Rebalancing inside the E-Valuator RMS Funds occurs whenever the actual balance of an underlying fund expressed as a percentage of the total assets differs (either above or below) from the asset allocation percentage by more than 10%. For instance, if an E-Valuator RMS Fund has a 15% allocation to Intermediate Term Bonds (the sector), and the actual balance of the Intermediate Term Bond sector expressed as a percentage of the total Fund’s assets is 18%, a rebalancing would be signaled because 18% exceeds the asset

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allocation of 15% by more than 10%. A liquidation of the 3% excess amount (18% - 15% = 3%) would be automatically executed and re-invested into the other holdings bringing the Fund’s account balances back in alignment with the original asset allocation percentages. It is common for rebalancing to be considered a methodology for increasing performance while minimizing volatility.

ADDITIONAL INFORMATION ABOUT RISK

It is important that you closely review and understand the risks of investing in the Fund. References herein to “the Fund” are to any one of the Funds generally. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Below are some of the specific risks of investing in the Fund. Insofar as a Fund invests in Underlying Funds, it may be directly subject to the risks described in this section of the prospectus.

All Funds.

Market Risk. The prices of securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented equity securities purchased by the Funds may involve large price swings and potential for loss. Investors in the Funds should have a long-term perspective and be able to tolerate potentially sharp declines in value.

Management Risk. The Funds are subject to management risk as an actively-managed investment portfolio. The Adviser’s investment approach may fail to produce the intended results. If the Adviser’s perception of an Underlying Fund’s value is not realized in the expected time frame, the Fund’s overall performance may suffer.

Other Investment Company Risk. The Funds will incur higher and duplicative expenses when they invest in Underlying Funds. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. When the Funds invest in an underlying mutual fund or ETF, the Funds will be subject to substantially the same risks as those associated with the direct ownership of securities comprising the underlying fund or index on which the ETF or index mutual fund is based and the value of a Fund’s investments will fluctuate in response to the performance and risks of the underlying investments or index. Since the Funds invest in other investment companies that invest in equity securities, risks associated with investments in other investment companies will include stock market risk. In addition to the brokerage costs associated with the fund’s purchase and sale of the underlying securities, ETFs and mutual funds incur fees that are separate from those of the Funds. As a result, the Funds’ shareholders will indirectly bear a proportionate share of the operating expenses of the ETFs and mutual funds, in addition to Fund expenses. Because the Funds are not required to hold shares of underlying funds for any minimum period, it may be subject to, and may have to pay, short-term redemption fees imposed by the underlying

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funds. ETFs are subject to additional risks such as the fact that the market price of its shares may trade above or below its net asset value or an active market may not develop. The Funds have no control over the investments and related risks taken by the underlying funds in which it invests. The Investment Company Act of 1940 and the rules and regulations adopted under that statute impose conditions on investment companies which invest in other investment companies, and as a result, the Funds are generally restricted on the amount of shares of another investment company to shares amounting to no more than 3% of the outstanding voting shares of such other investment company.

Closed-End Fund Risk. Closed-end funds may utilize more leverage than other types of investment companies. They can utilize leverage by issuing preferred stocks or debt securities to raise additional capital which can, in turn, be used to buy more securities and leverage its portfolio. Closed-end fund shares may also trade at a discount to their net asset value.

Exchange-Traded Fund Risk. In addition to risks generally associated with investments in investment company securities, ETFs are subject to the following risks that do not apply to traditional mutual funds: (i) an ETF’s shares may trade at a market price that is above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; (iii) the ETF may employ an investment strategy that utilizes high leverage ratios; or (iv) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Inverse and Leveraged ETF Risks. To the extent that the Funds invest in inverse or leveraged ETFs, the value of a Fund’s investment will decrease when the index underlying the ETF’s benchmark rises, a result that is the opposite from traditional equity or bond funds. The net asset value and market price of leveraged or inverse ETFs are usually more volatile than the value of the tracked index or of other ETFs that do not use leverage. Inverse and leveraged ETFs use investment techniques and financial instruments that may be considered aggressive, including the use of derivative transactions and short selling techniques. Most inverse and leveraged ETFs are designed to achieve their stated objectives on a daily basis. Their performance over long periods of time can differ significantly from the performance or inverse of the performance of the underlying index during the same period of time. This effect can be magnified in volatile markets.

Index Management Risk. To the extent the Funds invest in an Underlying Fund that is intended to track a target index, it is subject to the risk that the Underlying Fund may track its target index less closely. For example, an adviser to the Underlying Fund may select securities that are not fully representative of the index, and the Underlying Fund’s transaction expenses, and the size and timing of its cash flows, may result in the Underlying Fund’s performance being different than that of its index. Additionally, the Underlying Fund will generally reflect the performance of its target index even when the index does not perform well.

Equity Risk. To the extent the Funds invest in Underlying Funds that invest in equity securities, it is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of an Underlying Fund’s equity securities may fluctuate drastically from day to day. Individual companies may

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report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility.

Dividend-Paying Securities Risk. To the extent the Funds invest in Underlying Funds that invest in dividend-paying securities it will be subject to certain risks. The company issuing such securities may fail and have to decrease or eliminate its dividend. In such an event, an Underlying Fund, and in turn the Fund, may not only lose the dividend payout but the stock price of the company may fall.

Small- and Mid-Cap Risk. To the extent the Funds (other than The E-Valuator Very Conservative RMS Fund) invest in Underlying Funds that invest in Small- and mid-cap companies, the Funds will be subject to additional risks. These include: (1) the earnings and prospects of smaller companies are more volatile than larger companies; (2) smaller companies may experience higher failure rates than do larger companies; (3) the trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies; and (4) smaller companies may have limited markets, product lines or financial resources and may lack management experience.

Volatility Risk. Equity securities tend to be more volatile than other investment choices. The value of an individual Underlying Fund can be more volatile than the market as a whole. This volatility affects the value of the Funds’ shares.

Portfolio Turnover Risk. The Funds’ investment strategy involves active trading and will result in a high portfolio turnover rate. A high portfolio turnover can result in correspondingly greater brokerage commission expenses. A high portfolio turnover may result in the distribution to shareholders of additional capital gains for tax purposes, some of which may be taxable at ordinary income rates. These factors may negatively affect performance.

Foreign Securities Risk. To the extent the Funds (other than The E-Valuator Very Conservative RMS Fund) invest in Underlying Funds that invest in foreign securities, they may be subject to additional risks not typically associated with investments in domestic securities. These risks may include, among others, currency risk, country risks (political, diplomatic, regional conflicts, terrorism, war, social and economic instability, currency devaluations and policies that have the effect of limiting or restricting foreign investment or the movement of assets), different trading practices, less government supervision, less publicly available information, limited trading markets and greater volatility.

Emerging Markets Securities Risk. To the extent that Funds (other than The E-Valuator Very Conservative RMS Fund) invest in Underlying Funds that invest in issuers located in emerging markets, the risk may be heightened by political changes, changes in taxation, or currency controls that could adversely affect the values of these investments. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

Fixed Income Securities Risk. While fixed income securities normally fluctuate less in price than stocks, there have been extended periods of increases in interest rates that have caused significant declines in fixed income securities prices. The values of fixed income securities may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the credit rating of a security, the higher the degree of risk as to the payment of interest and return of principal.

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Credit Risk. The issuer of a fixed income security may not be able to make interest and principal payments when due. Generally, the lower the credit rating of a security, the greater the risk that the issuer will default on its obligation.

Change in Rating Risk. If a rating agency gives a debt security a lower rating, the value of the debt security will decline because investors will demand a higher rate of return.

Interest Rate Risk. The value of the Funds may fluctuate based upon changes in interest rates and market conditions. As interest rates increase, the value of the Funds’ income-producing investments may go down. For example, bonds tend to decrease in value when interest rates rise. Debt obligations with longer maturities typically offer higher yields, but are subject to greater price movements as a result of interest rate changes than debt obligations with shorter maturities.

Duration Risk. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities.

Prepayment Risk. Certain types of fixed income securities such as mortgage- and asset-backed securities are subject to fluctuations in yield due to prepayment rates that may be faster or slower than expected.

Income Risk. The Funds’ income could decline due to falling market interest rates. In a falling interest rate environment, the Fund may be required to invest its assets in lower-yielding securities. Because interest rates vary, it is impossible to predict the income or yield of the Fund for any particular period.

High-Yield Securities (“Junk Bond”) Risk. To the extent that the Funds invest in Underlying Funds that invest in high-yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”), the Funds may be subject to greater levels of interest rate and credit risk than funds that do not invest in such securities. Junk bonds are considered predominately speculative with respect to the issuer’s continuing ability to make principal and interest payments. An economic downturn or period of rising interest rates could adversely affect the market for these securities and reduce the Funds’ ability to sell these securities (liquidity risk). If the issuer of a security is in default with respect to interest or principal payments, the Fund may lose its entire investment, which will affect the Funds’ return.

Industry or Sector Focus Risk. To the extent the Underlying Funds in which the Fund invests focus their investments in a particular industry or sector, the Fund’s shares may be more volatile and fluctuate more than shares of a fund investing in a broader range of securities.  One reason for dedicating assets to a specific industry or sector is to capitalize on performance momentum due to significant changes in market conditions, economic

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conditions, geopolitical conditions, etc. Another reason for dedicating assets to a specific industry or sector would be to reduce downside exposure due to a significant change in market conditions, economic conditions, geopolitical conditions, etc.

Derivatives Risk. The Underlying Funds in the Funds’ portfolio, may utilize derivatives, such as futures contracts, put and call options on stocks and stock indices, and index futures contracts and options thereon. There is no guarantee such strategies will work. The value of derivatives may rise or fall more rapidly than other investments. For some derivatives, it is possible to lose more than the amount invested in the derivative. Other risks of investments in derivatives include imperfect correlation between the value of these instruments and the underlying assets; risks of default by the other party to the derivative transactions; risks that the transactions may result in losses that offset gains in portfolio positions; and risks that the derivative transactions may not be liquid.

While futures contracts are generally liquid instruments, under certain market conditions they may become illiquid. As a result, an Underlying Fund, may not be able to close out a position in a futures contract at a time that is advantageous. The price of futures can be highly volatile; using them could lower total return, and the potential loss from futures can exceed the Underlying Fund’s initial investment in such contracts. The Underlying Funds’ use of derivatives may magnify losses.

If the Underlying Funds are not successful in employing such instruments in managing its portfolio, the Funds’ performance will be worse than if it did not invest in Underlying Funds employing such strategies. Successful use by an Underlying Fund of derivatives will be subject to its ability to correctly predict movements in the direction of the securities generally or of a particular market segment. In addition, Underlying Funds will pay commissions and other costs in connection with such investments, which may increase the Funds’ expenses and reduce the return. In utilizing certain derivatives, an Underlying Fund’s losses are potentially unlimited. Derivative instruments may also involve the risk that other parties to the derivative contract may fail to meet their obligations, which could cause losses.

With respect to fixed income securities, an Underlying Fund may use derivatives to seek to manage the risks described below.

Interest rate risk. This is the risk that the market value of bonds owned by the Underlying Funds will fluctuate as interest rates go up and down.

Yield curve risk. This is the risk that there is an adverse shift in market interest rates of fixed income investments held by the Underlying Funds. The risk is associated with either flattening or steepening of the yield curve, which is a result of changing yields among comparable bonds with different maturities. If the yield curve flattens, then the yield spread between long- and short-term interest rates narrows and the price of a bond will change. If the curve steepens, then the spread between the long- and short-term interest rates increases which means long-term bond prices decrease relative to short-term bond prices.

Prepayment risk. This is the risk that the issuers of bonds owned by the Underlying Funds will prepay them at a time when interest rates have declined.

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Because interest rates have declined, the Underlying Funds may have to reinvest the proceeds in bonds with lower interest rates, which can reduce the Underlying Funds’ and the Funds’ returns.

Liquidity risk. This is the risk that assets held by the Funds may not be liquid.

Credit risk. This is the risk that an issuer of a bond held by the Underlying Funds may default.

Market risk. This is the risk that the value of a security or portfolio of securities will change in value due to a change in general market sentiment or market expectations.

Inflation risk. This is the risk that the value of assets or income will decrease as inflation shrinks the purchasing power of a particular currency.

Commodity Risk. Some of the Underlying Funds may invest directly or indirectly in physical commodities, such as gold, silver, and other precious materials. Accordingly, the Funds may be affected by changes in commodity prices which can move significantly in short periods of time and be affected by new discoveries or changes in government regulation.

In August 2011, the Internal Revenue Service (“IRS”) announced that it would stop issuing private letter rulings authorizing favorable tax treatment for funds that invest indirectly in commodities or derivatives based upon commodities. The IRS has previously issued a number of private letter rulings to funds in this area, concluding that such investments generate “qualifying income” for RIC qualification purposes. It is unclear how long this suspension will last. The IRS has not indicated that any previously issued rulings in this area will be affected by this suspension. This suspension of guidance by the IRS means that the tax treatment of such investments is now subject to some uncertainty.

RIC Qualification Risk. To qualify for treatment as a RIC under the Code, the Funds must meet certain income source, asset diversification and annual distribution requirements. Among other means of not satisfying the qualifications to be treated as a RIC, the Funds’ investments in ETFs that invest in physical commodities may make it more difficult for the Funds to meet these requirements. If, in any year, a Fund fails to qualify as a RIC for any reason, the Fund would be taxed as an ordinary corporation and would become (or remain) subject to corporate income tax. The resulting corporate taxes could substantially reduce a Fund’s net assets, the amount of income available for distribution and the amount of our distributions. Such a failure would have a material adverse effect on the Funds and their shareholders. In such case, distributions to shareholders generally would be eligible (i) for treatment as qualified dividend income in the case of individual shareholders, and (ii) for the dividends-received deduction in the case of corporate shareholders, provided certain holding period requirements are satisfied. In such circumstances, the Funds could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a RIC that is accorded special treatment.

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Passive Investment Risk. The “Core” portion of each Fund’s investment philosophy is devoted to passive management. As such, it invests in securities that are representative of a certain benchmark or index regardless of investment merit. The Funds do not attempt to outperform its benchmark or index or take defensive positions in declining markets. As a result, the Funds’ performance may be adversely affected by a general decline in the market segments relating to its benchmark or index.

Temporary Investments. To respond to adverse market, economic, political or other conditions, the Funds may invest 100% of their total assets, without limitation, in high-quality short-term debt securities. These short-term debt securities include: treasury bills, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements. While the Funds are in a defensive position, the opportunity to achieve their respective investment objectives will be limited. The Funds may also invest a substantial portion of their respective assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. When the Funds take such a position, they may not achieve their investment objectives.

MANAGEMENT

The Investment Adviser. Systelligence, LLC (the “Adviser”), 7760 France Avenue South, Ste. 620, Bloomington, MN, 55435, serves as investment adviser to each Fund. The Adviser is controlled by Kevin Miller. Mr. Collin John Miller owns 25% of the Adviser and the remaining ownership is held by Mr. Tyler Jordan Miller and Mr. Jacob Robert Miller, who are each related to Mr. Kevin Miller. Subject to the authority of the Board of Trustees, the Adviser is responsible for management of the Funds’ investment portfolios. The Adviser is responsible for selecting each Fund’s investments according to the Fund’s investment objective, policies and restrictions. The Adviser was established in May 2016. As of the date of this prospectus, the Adviser manages The E-Valuator Funds. As of December 31, 2017, the Adviser had approximately $565 million in assets under management.

The Adviser also furnishes each Fund with office space and certain administrative services. For its services, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly, as a percentage of each Fund’s average daily net assets at the rate of 0.45%. For the fiscal year ended September 30, 2017, the Adviser received investment advisory fees from The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund, and The E-Valuator Aggressive Growth RMS Fund at the annual rate of 0.36%, respectively, of each Fund’s average daily net assets.

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The Adviser has contractually agreed to waiver its management fee with respect to each Fund to 0.38%. Prior to February 1, 2018, this waiver was to 0.36%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of each of the Funds (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, extraordinary expenses and dividend expense on short sales) to an annual rate of 0.80% of the average daily net assets of each of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019 except pursuant to mutual consent between the Board of Trustees and the Adviser or in the event that the advisory agreement is terminated.

A discussion regarding the basis for the initial approval by the Board of Trustees of the investment advisory agreement for the Funds is available in the Funds’ annual report for the period ending September 30, 2016 and will be available in the Funds’ semi-annual report for the period ending March 31, 2018.

The Portfolio Manager

The Funds are managed on a day-to-day basis by Kevin Miller.

Mr. Miller created and began managing risk managed strategies for individual and corporate clients in 1997. His philosophy is grounded on the ability to maintain an independent perspective. Asset allocations of each Risk Managed Strategy are focused on the prudent, industry accepted standards toward volatility that is suitable to investors of varying risk temperaments. In 2012, Kevin successfully launched a series of Risk Managed collective investment funds that provided investment management services to thousands of investors and had over $500 million in assets. As the representative of the sub-advisor to the collective investment funds that were the predecessor funds to the Funds, Mr. Miller practiced the concept of selecting managers that have below average expense ratios, with below average volatility, and consistently above average returns relative to the average of their respective peers (per Morningstar, Inc.) and is the recipe to Mr. Miller’s success.

Prior to the creation of the predecessor funds to the Funds, and since their launch, Mr. Miller has been working with clients (individuals and corporations) as an investment advisor representative of Intervest International, Inc. since February 2006 assisting with the proper selection of money managers and asset allocation in a suitable manner to each client’s risk temperament. Prior to this, Mr. Miller was a registered representative with Intervest International Equities Corp. since November 1986.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership in the Funds.

The Trust

The Funds are each series of the World Funds Trust, an open-end management investment company organized as a Delaware statutory trust on April 9, 2007. The Trustees supervise

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the operations of the Funds according to applicable state and federal law, and the Trustees are responsible for the overall management of the Funds’ business affairs.

Shareholder Servicing Plan

Each of the Funds has adopted a shareholder service plan with respect to its Service Class Shares. Under a shareholder services plan, each of the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan are not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

Other Expenses

In addition to the investment advisory fees, the Funds pay all expenses not assumed by the Adviser, including, without limitation, the following: the fees and expenses of its independent accountants and legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information, and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state, or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums; and any extraordinary expenses, such as indemnification payments or damages awarded in litigation or settlements made.

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Portfolio Holdings

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information. Complete holdings (as of the dates of such reports) are available in reports on Form N-Q and Form N-CSR filed with the SEC.

HOW TO BUY SHARES

You may purchase shares of the Funds through financial intermediaries, such as fund supermarkets or through brokers or dealers who are authorized by the Distributor to sell shares of the Funds (collectively, “Financial Intermediaries”). You may also purchase shares directly from the Distributor. You may request a copy of this prospectus by calling the Funds toll free at 888-507-2798. Financial Intermediaries may require the payment of fees from their individual clients, which may be different from those described in this prospectus. For example, Financial Intermediaries may charge transaction fees or set different minimum investment amounts. Financial Intermediaries may also have policies and procedures that are different from those contained in this prospectus. Investors should consult their Financial Intermediary regarding its procedures for purchasing and selling shares of the Funds as the policies and procedures may be different. The price you pay for a share of a Fund is the net asset value next determined upon receipt by the Transfer Agent or financial intermediary. The Funds will be deemed to have received your purchase or redemption order when the Financial Intermediary receives the order. Such Financial Intermediaries are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds’ behalf.

Certain Financial Intermediaries may have agreements with the Funds that allow them to enter confirmed purchase and redemption orders on behalf of clients and customers. Under this arrangement, the Financial Intermediary must send your payment to the Funds by the time the Funds price their shares on the following business day.

The Funds are not responsible for ensuring that a Financial Intermediary carries out its obligations. You should look to the Financial Intermediary through whom you wish to invest for specific instructions on how to purchase or redeem shares of the Funds.

Minimum Investments. The minimum initial investment for Service Class Shares is $10,000. Subsequent investments must be in amounts of $100 or more. The Trust may waive the minimum initial investment requirement for purchases made by directors, officers and employees of the Trust. The Trust may also waive the minimum investment requirement for purchases by its affiliated entities and certain related advisory accounts and retirement accounts (such as IRAs). The Trust may also change or waive policies concerning minimum investment amounts at any time. The Trust retains the right to refuse to accept an order.

Customer Identification Program. Federal regulations require that the Trust obtain certain personal information about you when opening a new account. As a result, the Trust must obtain the following information for each person that opens a new account:

Name;
Date of birth (for individuals);

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Residential or business street address (although post office boxes are still permitted for mailing); and
Social security number, taxpayer identification number, or other identifying number.

You may also be asked for a copy of your driver’s license, passport, or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities.

After an account is opened, the Trust may restrict your ability to purchase additional shares until your identity is verified. The Trust also may close your account or take other appropriate action if it is unable to verify your identity within a reasonable time.

If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed.

Purchases by Mail. For initial purchases, the account application, which accompanies this prospectus, should be completed, signed and mailed to Commonwealth Fund Services, Inc. (the “Transfer Agent”), each Fund’s transfer and dividend disbursing agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 together with your check payable to the respective Fund. When you buy shares, be sure to specify the Fund and class of shares in which you choose to invest. For subsequent purchases, include with your check the tear-off stub from a prior purchase confirmation or otherwise identify the name(s) of the registered owner(s) and social security number(s).

Purchases by Wire. You may purchase shares by requesting your bank to transmit by wire directly to the Transfer Agent. To invest by wire, please call the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077 to advise the Trust of your investment and to receive further instructions. Your bank may charge you a small fee for this service. Once you have arranged to purchase shares by wire, please complete and mail the account application promptly to the Transfer Agent. This account application is required to complete the Funds’ records. You will not have access to your shares until the purchase order is completed in good form, which includes the receipt of completed account information by the Transfer Agent. Once your account is opened, you may make additional investments using the wire procedure described above. Be sure to include your name and account number in the wire instructions you provide your bank.

Purchases by Telephone. You may also purchase shares by telephone, by contacting the Funds toll free at 888-507-2798 or the Transfer Agent at (800) 628-4077.

Other Purchase Information. You may purchase and redeem Fund shares, or exchange shares of the Funds for those of another, by contacting any broker authorized by the Distributor to sell shares of the Funds, by contacting the Funds toll free at 888-507-2798 or by contacting the Transfer Agent, at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by telephoning (800) 628-4077. Brokers may charge transaction fees for the purchase or sale of the Funds’ shares, depending on your arrangement with the broker.

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HOW TO SELL SHARES

You may redeem your shares of the Funds at any time and in any amount by contacting your Financial Intermediary or by contacting the Funds by mail or telephone. For your protection, the Transfer Agent will not redeem your shares until it has received all information and documents necessary for your request to be considered in “proper order.” The Transfer Agent will promptly notify you if your redemption request is not in proper order. The Transfer Agent cannot accept redemption requests which specify a particular date for redemption or which specify any special conditions.

The Funds typically expect to meet redemption requests through cash holdings or cash equivalents and anticipates using these types of holdings on a regular basis. The Funds typically expect to pay redemption proceeds for shares redeemed within the following days after receipt by the transfer agent of a redemption request in proper form: (i) for payment by check, the Funds typically expect to mail the check within two business days; and (ii) for payment by wire or ACH, the Funds typically expect to process the payment within two business days. Payment of redemption proceeds may take up to 7 days as permitted under the Investment Company Act of 1940. Under unusual circumstances as permitted by the Securities and Exchange Commission (the “SEC”), the Funds may suspend the right of redemption or delay payment of redemption proceeds for more than 7 days. When shares are purchased by check or through ACH, the proceeds from the redemption of those shares will not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

To the extent cash holdings or cash equivalents are not available to meet redemption requests, the Funds will meet redemption requests by either (i) rebalancing their overweight securities or (ii) selling portfolio assets. In addition, if the Fund determine that it would be detrimental to the best interest of the Funds’ remaining shareholders to make payment in cash, the Funds may pay redemption proceeds in whole or in part by a distribution-in-kind of readily marketable securities.

If you sell your Shares through a securities dealer or investment professional, it is such person’s responsibility to transmit the order to the Fund in a timely fashion. Any loss to you resulting from failure to do so must be settled between you and such person.

Delivery of the proceeds of a redemption of shares purchased and paid for by check shortly before the receipt of the redemption request may be delayed until the Funds determine that the Transfer Agent has completed collection of the purchase check, which may take up to 15 days. Also, payment of the proceeds of a redemption request for an account for which purchases were made by wire may be delayed until the Funds receive a completed account application for the account to permit the Funds to verify the identity of the person redeeming the shares and to eliminate the need for backup withholding.

Redemption By Mail. To redeem shares by mail, send a written request for redemption, signed by the registered owner(s) exactly as the account is registered, to: the name of the Fund, Attn: Redemptions, 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Certain written requests to redeem shares may require signature guarantees. For example, signature guarantees may be required if you sell a large number of shares, if your address of record on the account application has been changed within the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are

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used to help protect you and the Funds. You can obtain a signature guarantee from most banks or securities dealers, but not from a Notary Public. Please call the Transfer Agent at (800) 628-4077 to learn if a signature guarantee is needed or to make sure that it is completed appropriately in order to avoid any processing delays. There is no charge to shareholders for redemptions by mail.

Redemption By Telephone. You may redeem your shares by telephone provided that you requested this service on your initial account application. If you request this service at a later date, you must send a written request along with a signature guarantee to the Transfer Agent. Once your telephone authorization is in effect, you may redeem shares by calling the Transfer Agent at (800) 628-4077. There is no charge to shareholders for redemptions by telephone. If it should become difficult to reach the Transfer Agent by telephone during periods when market or economic conditions lead to an unusually large volume of telephone requests, a shareholder may send a redemption request by overnight mail to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235.

Redemption By Wire. If you request that your redemption proceeds be wired to you, please call your bank for instructions prior to writing or calling the Transfer Agent. Be sure to include your name, Fund name, Fund account number, your account number at your bank and wire information from your bank in your request to redeem by wire.

The Funds will not be responsible for any losses resulting from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them. There is no charge to shareholders for redemptions by wire.

Redemption in Kind. The Funds typically expect to satisfy requests by using holdings of cash or cash equivalents or selling portfolio assets. On a less regular basis, and if the Adviser believes it is in the best interest of a Fund and its shareholders not to sell portfolio assets, the Fund may satisfy redemption requests by using short-term borrowing from the Fund’s custodian to the extent such arrangements are in place with the custodian. These methods normally will be used during both regular and stressed market conditions. In addition to paying redemption proceeds in cash, the Funds reserve the right to make payment for a redemption in securities rather than cash, which is known as a “redemption in kind.” While the Funds do not intend, under normal circumstances, to redeem its shares by payment in kind, it is possible that conditions may arise in the future which would, in the opinion of the Trustees, make it undesirable for a Fund to pay for all redemptions in cash. In such a case, the Trustees may authorize payment to be made in readily marketable portfolio securities of a Fund. Securities delivered in payment of redemptions would be valued at the same value assigned to them in computing a Fund’s net asset value per share. Shareholders receiving them may incur brokerage costs when these securities are sold and will be subject to market risk until such securities are sold. An irrevocable election has been filed under Rule 18f-1 of the 1940 Act, wherein the Fund must pay redemptions in cash, rather than in kind, to any shareholder of record of the Fund who redeems during any 90-day period, the lesser of (a) $250,000 or (b) 1% of the Fund’s net asset value at the beginning of such period. Redemption requests in excess of this limit may be satisfied in cash or in kind at a Fund’s election.

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GENERAL INFORMATION

Signature Guarantees. To help protect you and the Funds from fraud, signature guarantees are required for: (1) all redemptions ordered by mail if you require that the check be made payable to another person or that the check be mailed to an address other than the one indicated on the account registration; (2) all requests to transfer the registration of shares to another owner; and (3) all authorizations to establish or change telephone redemption service, other than through your initial account application. Signature guarantees may be required for certain other reasons. For example, a signature guarantee may be required if you sell a large number of shares or if your address of record on the account has been changed within the last thirty (30) days.

In the case of redemption by mail, signature guarantees must appear on either: (1) the written request for redemption; or (2) a separate instrument of assignment (usually referred to as a “stock power”) specifying the total number of shares being redeemed. The Trust may waive these requirements in certain instances.

An original signature guarantee assures that a signature is genuine so that you are protected from unauthorized account transactions. Notarization is not an acceptable substitute. Acceptable guarantors only include participants in the Securities Transfer Agents Medallion Program (STAMP2000). Participants in STAMP2000 may include financial institutions such as banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange.

Proper Form. Your order to buy shares is in proper form when your completed and signed account application and check or wire payment is received. Your written request to sell or exchange shares is in proper form when written instructions signed by all registered owners, with a signature guarantee if necessary, is received by the Funds.

Small Account Balances. If the value of your account falls below the minimum account balance of $1,000, the Funds may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Funds may close your account and send you the proceeds. The Funds will not close your account if it falls below this amount solely as a result of Fund performance. Please check with your Financial Intermediary concerning required minimum account balances. You should note that should a redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled “Dividends, Distributions and Taxes” below.

In the event that a shareholder’s account falls below the stated minimums below due to market fluctuation, the Funds will not redeem the account. You should note that should a voluntary redemption occur with regards to a non-retirement account, such redemption would be subject to taxation. Please refer to the section entitled Dividends, Distributions and Taxes below.

Automatic Investment Plan. Existing shareholders, who wish to make regular monthly investments in amounts of $100 or more, may do so through the Automatic Investment Plan. Under the Automatic Investment Plan, your designated bank or other financial institution debits a pre-authorized amount from your account on or about the 15th day of each month and applies the amount to the purchase of Fund shares. To use this

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service, you must authorize the transfer of funds by completing the Automatic Investment Plan section of the account application and sending a blank voided check.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, you may exchange all or a portion of your shares in the Funds for shares of the same class of certain other funds of the Trust managed by the Adviser having different investment objectives, provided that the shares of the fund you are exchanging into are registered for sale in your state of residence. An exchange is treated as a redemption and purchase and may result in realization of a taxable gain or loss on the transaction. You won’t pay a deferred sales charge on an exchange; however, when you sell the shares you acquire in an exchange, you will pay a deferred sales charge based on the date you bought the original shares you exchanged. As of the date of this Prospectus, the Adviser manages 6 funds in the Trust.

Frequent purchases and redemptions (“Frequent Trading”) (as discussed below) can adversely impact Fund performance and shareholders. Therefore, the Trust reserves the right to temporarily or permanently modify or terminate the Exchange Privilege. The Trust also reserves the right to refuse exchange requests by any person or group if, in the Trust’s judgment, the Funds would be unable to invest the money effectively in accordance with their investment objective and policies, or would otherwise potentially be adversely affected. The Trust further reserves the right to restrict or refuse an exchange request if the Trust has received or anticipates simultaneous orders affecting significant portions of the Funds’ assets or detects a pattern of exchange requests that coincides with a “market timing” strategy. Although the Trust will attempt to give you prior notice when reasonable to do so, the Trust may modify or terminate the Exchange Privilege at any time.

How to Transfer Shares. If you wish to transfer shares to another owner, send a written request to the Transfer Agent at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235. Your request should include: (i) the name of the Fund and existing account registration; (ii) signature(s) of the registered owner(s); (iii) the new account registration, address, taxpayer identification number and how dividends and capital gains are to be distributed; (iv) any stock certificates which have been issued for the shares being transferred; (v) signature guarantees (See “Signature Guarantees”); and (vi) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call the Transfer Agent at (800) 628-4077.

Account Statements and Shareholder Reports. Each time you purchase, redeem or transfer shares of the Funds, you will receive a written confirmation. You will also receive a year-end statement of your account if any dividends or capital gains have been distributed, and an annual and a semi-annual report.

Shareholder Communications. The Funds may eliminate duplicate mailings of portfolio materials to shareholders who reside at the same address, unless instructed to the contrary. Investors may request that the Funds send these documents to each shareholder individually by calling the Funds toll free at 888-507-2798.

General. The Funds will not be responsible for any losses from unauthorized transactions (such as purchases, sales or exchanges) if it follows reasonable security procedures designed to verify the identity of the investor. You should verify the accuracy of your confirmation statements immediately after you receive them.

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DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Capital Gain Distributions. Dividends from net investment income, if any, are declared and paid annually for the Funds. The Funds intend to distribute annually any net capital gains.

Dividends and distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. There are no sales charges or transaction fees for reinvested dividends and all shares will be purchased at NAV. Shareholders will be subject to tax on all dividends and distributions whether paid to them in cash or reinvested in shares. If the investment in shares is made within an IRA, all dividends and capital gain distributions must be reinvested.

Unless you are investing through a tax deferred retirement account, such as an IRA, it is not to your advantage to buy shares of the Funds shortly before the next distribution, because doing so can cost you money in taxes. This is known as “buying a dividend”. To avoid buying a dividend, check the Funds’ distribution schedule before you invest.

Taxes. In general, the Funds distributions are taxable to you as ordinary income, qualified dividend income, or capital gain. This is true whether you reinvest your distributions in additional shares of the Fund or receive them in cash. Any long-term capital gain the Funds distribute are taxable to you as long-term capital gain no matter how long you have owned your shares. Other Fund distributions (including distributions attributable to short-term capital gain of the Funds) will generally be taxable to you as ordinary income, except that distributions that are designated as “qualified dividend income” will be taxable at the rates applicable to long-term capital gain. Every January, you will receive a Form 1099 that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December. The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-deferred retirement account) will not be currently taxable.

When you sell shares of the Funds, you may have a capital gain or loss. For tax purposes, an exchange of your shares of the Funds for shares of a different fund of the Trust is the sameas a sale. The individual tax rate on any gain from the sale or exchange of your shares depends on how long you have held your shares.

Fund distributions and gains from the sale or exchange of your shares will generally be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult with your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

By law, the Funds must withhold 28% of your taxable distributions and proceeds if you do not provide your correct taxpayer identification number (TIN) or fail to certify that your TIN is correct and that you are a U.S. person, or if the Internal Revenue Service (the “IRS”) has notified you that you are subject to backup withholding and instructs the Funds to do so.

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Cost Basis Reporting. Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances.

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

NET ASSET VALUE

Each Fund’s share price, called the NAV per share, is determined as of the close of trading on the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m. Eastern time) on each business day that the NYSE is open (the “Valuation Time”). As of the date of this prospectus, the Funds have been informed that the NYSE observes the following holidays: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. NAV per share is computed by adding the total value of a Fund’s investments and other assets attributable to the Fund’s Service Class shares, subtracting any liabilities attributable to the applicable class and then dividing by the total number of the applicable classes’ shares outstanding. Due to the fact that different expenses may be charged against shares of different classes of a Fund, the NAV of the different classes may vary. Because the Funds may hold securities that are primarily listed on foreign exchanges that trade on weekends or days when the Funds do not price their shares, the value of the securities held in the Funds may change on days when you will not be able to purchase or redeem Fund shares.
Shares of the Funds are bought or exchanged at the public offering price per share next determined after a request has been received in proper form. The public offering price of a Fund’s Shares is equal to the NAV plus the applicable front-end sales charge, if any. Shares of the Funds held by you are sold or exchanged at the NAV per share next determined after a request has been received in proper form, less any applicable deferred sales charge. Any request received in proper form before the Valuation Time, will be processed the same business day. Any request received in proper form after the Valuation Time, will be processed the next business day.

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Each Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges or included in the NASDAQ National Market System are valued at the last reported sale price. Other securities traded in the over-the-counter market and listed securities for which no sales are reported on a given date are valued at the last reported bid price. Debt securities are valued by appraising them at prices supplied by a pricing agent approved by the Trust, which prices may reflect broker-dealer supplied valuations and electronic data processing techniques. Short-term debt securities (less than 60 days to maturity) are valued at their fair market value using amortized cost. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith by the administrator, in consultation with the Adviser, under procedures set by the Board. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the NAV is determined as of such times.

The Trust has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Funds when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Funds’ investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Trust uses fair value pricing to determine the NAV per share of the Funds, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to the Trust’s procedures may not accurately reflect the price that the Funds could obtain for a security if it were to dispose of that security as of the time of pricing.

SHARE CLASS ALTERNATIVES

The Funds offer investors one class of shares through this prospectus. The Funds offer R4 Class Shares through another prospectus which may be obtained by calling 888-507-2798. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices and minimum investment requirements. When you buy shares be sure to specify the class of shares in which you choose to invest. Because each share class has a different combination of sales charges, expenses and other features, you should consult your financial adviser to determine which class best meets your financial objectives.

Service Class Shares

Service Class Shares are offered with no front-end or contingent deferred sales charge and are subject to a 0.15% Shareholder Services fee.

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FREQUENT PURCHASES AND REDEMPTIONS

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by the Adviser of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of an overall adverse market, economic, political, or other conditions affecting the sale price of portfolio securities, the Fund could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Current shareholders of the Funds may face unfavorable impacts as portfolio securities concentrated in certain sectors may be more volatile than investments across broader ranges of industries as sector-specific market or economic developments may make it more difficult to sell a significant amount of shares at favorable prices to meet redemptions. Frequent Trading may also increase portfolio turnover, which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Trustees have adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds under which the Trust’s Chief Compliance Officer and Transfer Agent will monitor Frequent Trading through the use of various surveillance techniques. Under these policies and procedures, shareholders may not engage in more than four “round-trips” (a purchase and sale or an exchange in and then out of a Fund) within a rolling twelve month period. Shareholders exceeding four round-trips will be investigated by the Funds and if, as a result of this monitoring, the Funds believe that a shareholder has engaged in frequent trading, it may, in its discretion, ask the shareholder to stop such activities or refuse to process purchases in the shareholder’s accounts. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging or similar activities that may nonetheless result in Frequent Trading of Fund shares. To minimize harm to the Funds and their shareholders, the Funds reserve the right to reject any exchange or purchase of Fund shares with or without prior notice to the account holder. In the event the foregoing purchase and redemption patterns occur, it shall be the policy of the Trust that the shareholder’s account and any other account with the Funds under the same taxpayer identification number shall be precluded from investing in the Funds (including investment that are part of an exchange transaction) for such time period as the Trust deems appropriate based on the facts and circumstances (including, without limitation, the dollar amount involved and whether the Investor has been precluded from investing in the Funds before); provided that such time period shall be at least 30 calendar days after the last redemption transaction. The above policies shall not apply if the Trust determines that a purchase and redemption pattern is not a Frequent Trading pattern or is the result of inadvertent trading errors.

These policies and procedures will be applied uniformly to all shareholders and, subject to certain permissible exceptions as described above, the Funds will not accommodate abusive Frequent Trading. The policies also apply to any account, whether an individual account or accounts with Financial Intermediaries such as investment advisers, broker dealers or retirement plan administrators, commonly called omnibus accounts, where the intermediary holds Fund shares for a number of its customers in one account. Omnibus account arrangements permit multiple investors to aggregate their respective share ownership positions and purchase, redeem and exchange Fund shares without the identity of the

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particular shareholder(s) being known to the Funds. Accordingly, the ability of the Funds to monitor and detect Frequent Trading activity through omnibus accounts is very limited and there is no guarantee that the Funds will be able to identify shareholders who may be engaging in Frequent Trading through omnibus accounts or to curtail such trading. However, the Funds will establish information sharing agreements with intermediaries as required by Rule 22c-2 under the 1940 Act that may require sharing of information about you and your account, and otherwise use reasonable efforts to work with intermediaries to identify excessive short-term trading in underlying accounts.

If the Funds identify that excessive short-term trading is taking place in a participant-directed employee benefit plan account, the Funds or their Adviser or Transfer Agent will contact the plan administrator, sponsor or trustee to request that action be taken to restrict such activity. However, the ability to do so may be constrained by regulatory restrictions or plan policies. In such circumstances, it is generally not the policy of the Funds to close the account of an entire plan due to the activity of a limited number of participants. However, the Funds will take such actions as deemed appropriate in light of all the facts and circumstances.

The Funds’ policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Trustees reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the Funds or other techniques that may be adopted in the future, may not be effective, particularly where the trading takes place through certain types of omnibus accounts. As noted above, if the Funds are unable to detect and deter trading abuses, the Funds’ performance, and its long term shareholders, may be harmed. In addition, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from Frequent Trading, even when the trading is not for abusive purposes.

DISTRIBUTION ARRANGEMENTS

The Funds are offered through financial supermarkets, investment advisers and consultants, financial planners, brokers, dealers and other investment professionals, and directly through the Distributor. Investment professionals who offer shares may request fees from their individual clients. If you invest through a third party, the policies and fees may be different than those described in this prospectus. For example, third parties may charge transaction fees or set different minimum investment amounts. If you purchase your shares through a broker-dealer, the broker-dealer firm is entitled to receive a percentage of the sales charge you pay in order to purchase Fund shares.

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FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Funds’ financial performance for the periods presented. Certain information reflects financial results for a single Share. The total returns in the tables represent the rate that an investor would have earned [or lost] on an investment in Service Class shares of the Funds (assuming reinvestment of all dividends and distributions). The financial highlights below reflect the Service Class’ previous name – the “Institutional” Class Share. The Board of Trustees of the World Funds Trust approved the change in name of the “Institutional” Class Share to the “Service” Class Share effective March 27, 2017. The financial highlights for the periods presented have been audited by Cohen & Company, Ltd., the Funds’ independent registered public accounting firm, whose unqualified report thereon, along with the Funds’ financial statements, are included in the Funds’ Annual Report to Shareholders (the “Annual Report”) and are incorporated by reference into the SAI. Copies of the Annual Report and the SAI may be obtained at no charge by calling 1-800-673-0550.

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THE E-VALUATOR VERY CONSERVATIVE RMS FUND
Financial Highlights
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.15	$10.00

Investment activities
Net investment income (loss)(A)	0.22	0.03
Net realized and unrealized gain
(loss) on investments	0.26	0.12

Total from investment activities	0.48	0.15

Distributions
Net investment income	(0.07)	–
Net realized gain	(0.01)	–

Total distributions	(0.08)	–

Net asset value, end of period	$10.55	$10.15

Total Return	4.73%	1.50%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.89%	0.84%	**
Expenses net of fee waiver	0.80%	0.68%	**
Net investment income (loss)(C)	2.14%	0.94%	**
Portfolio turnover rate	189.64%	12.66%	***
Net assets, end of period (000’s)	$11,693	$8,834

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
* Inception date
** Anualized
*** Not annualized

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THE E-VALUATOR CONSERVATIVE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.25	$10.00

Investment activities
Net investment income (loss)(A)	0.25	0.05
Net realized and unrealized gain
(loss) on investments	0.45	0.20

Total from investment activities	0.70	0.25

Distributions
Net investment income	(0.09)	–
Net realized gain	(0.02)	–

Total distributions	(0.11)	–

Net asset value, end of period	$10.84	$10.25

Total Return	6.83%	2.50%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.73%	0.80%	**
Expenses net of fee waiver	0.64%	0.64%	**
Net investment income (loss)(C)	2.37%	1.54%	**
Portfolio turnover rate	142.99%	10.57%	***
Net assets, end of period (000’s)	$44,436	$23,476

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
* Inception date
** Annualized
*** Not annualized

99

THE E-VALUATOR TACTICALLY MANAGED RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.28	$10.00

Investment activities
Net investment income (loss)(A)	0.29	0.08
Net realized and unrealized gain
(loss) on investments	0.58	0.20

Total from investment activities	0.87	0.28

Distributions
Net investment income	(0.11)	–
Net realized gain	(0.03)	–

Total distributions	(0.14)	–

Net asset value, end of period	$11.01	$10.28

Total Return	8.64%	2.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.87%	0.88%	**
Expenses net of fee waiver	0.80%	0.72%	**
Net investment income (loss)(C)	2.74%	2.17%	**
Portfolio turnover rate	158.01%	2.07%	***
Net assets, end of period (000’s)	$14,291	$5,764

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
* Inception date
** Annualized
*** Not annualized

100

THE E-VALUATOR MODERATE RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.37	$10.00

Investment activities
Net investment income (loss)(A)	0.20	0.07
Net realized and unrealized gain
(loss) on investments	1.05	0.30

Total from investment activities	1.25	0.37

Distributions
Net investment income	(0.08)	–
Net realized gain	(0.02)	–

Total distributions	(0.10)	–

Net asset value, end of period	$11.52	$10.37

Total Return	12.15%	3.70%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.68%	0.78%	**
Expenses net of fee waiver	0.59%	0.62%	**
Net investment income (loss)(C)	1.88%	1.99%	**
Portfolio turnover rate	137.57%	12.39%	***
Net assets, end of period (000’s)	$133,156	$56,321

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
* Inception date
** Annualized
*** Not annualized

101

THE E-VALUATOR GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.44	$10.00

Investment activities
Net investment income (loss)(A)	0.16	0.06
Net realized and unrealized gain
(loss) on investments	1.38	0.38

Total from investment activities	1.54	0.44

Distributions
Net investment income	(0.06)	–
Net realized gain	(0.02)	–

Total distributions	(0.08)	–

Net asset value, end of period	$11.90	$10.44

Total Return	14.89%	4.40%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.68%	0.78%	**
Expenses net of fee waiver	0.59%	0.62%	**
Net investment income (loss)(C)	1.49%	1.74%	**
Portfolio turnover rate	125.32%	14.33%	***
Net assets, end of period (000’s)	$193,831	$84,635

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
* Inception date
**Annualized
**Not annualized

102

THE E-VALUATOR AGGRESSIVE GROWTH RMS FUND
Financial Highlights (Continued)
Selected per Share Data for a Share Outstanding Throughout each Period

	Service Class Shares(D)

	For the	For the period
	year ended	May 26, 2016* to
	September 30, 2017	September 30, 2016

Net asset value, beginning of period	$10.48	$10.00

Investment activities
Net investment income (loss)(A)	0.12	0.05
Net realized and unrealized gain
(loss) on investments	1.59	0.43

Total from investment activities	1.71	0.48

Distributions
Net investment income	(0.05)	–
Net realized gain	(0.02)	–

Total distributions	(0.07)	–

Net asset value, end of period	$12.12	$10.48

Total Return	16.40%	4.80%	***
Ratios/Supplemental Data
Ratio to average net assets(B)
Total expenses	0.71%	0.81%	**
Expenses net of fee waiver	0.62%	0.65%	**
Net investment income (loss)(C)	1.07%	1.48%	**
Portfolio turnover rate	144.83%	10.24%	***
Net assets, end of period (000’s)	$56,415	$12,459

(A)	Per share amounts calculated using the average number of shares outstanding throughout the period.
(B)	Ratios do not include expenses of the investment companies in which the Fund invests.
(C)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(D)	Note that prior to March 27, 2017, Service Class Shares were named Institutional Class Shares.
* Inception date
** Annualized
*** Not annualized

103

You will find more information about the Funds in the following documents:

Each Fund’s annual and semi-annual reports will contain more information about the Funds. Each Fund’s annual report will contain a discussion of the market conditions and investment strategies that had a significant effect on the Fund’s performance during the last fiscal year.

For more information about the Funds, you may wish to refer to the Funds’ Statement of Additional Information (the “SAI”) dated January 31, 2018, which is on file with the SEC and incorporated by reference into this prospectus. You can obtain a free copy of the annual and semi-annual reports, and SAI by writing to World Funds Trust, 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, by calling the Funds toll free at 888-507-2798, by e-mail at: mail@ccofva.com or on the Funds’ website at www.evaluatorfunds.com. General inquiries regarding the Funds may also be directed to the above address or telephone number.

Information about the Trust, including the SAI, can be reviewed and copied at the SEC’s Public Reference Room, 100 F Street NE, Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. Reports and other information regarding the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington D.C. 20549-0102.

(Investment Company Act File No. 811-22172)

104

STATEMENT OF ADDITIONAL INFORMATION
Dated January 31, 2018

The E-Valuator Funds*
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
888-507-2798

The E-Valuator Very Conservative RMS Fund	The E-Valuator Moderate RMS Fund
R4 Class Shares (EVVCX)	R4 Class Shares (EVFMX)
Service Class Shares (EVVLX)	Service Class Shares (EVMLX)

The E-Valuator Conservative RMS Fund	The E-Valuator Growth RMS Fund
R4 Class Shares (EVFCX)	R4 Class Shares (EVGRX)
Service Class Shares (EVCLX)	Service Class Shares (EVGLX)

The E-Valuator Tactically Managed RMS	The E-Valuator Aggressive Growth RMS Fund
Fund	R4 Class Shares (EVFGX)
R4 Class Shares (EVFTX)	Service Class Shares (EVAGX)
Service Class Shares (EVTTX)

* Note that prior to March 27, 2017, R4 Class Shares were named Investor Class Shares and Service Class Shares were named Institutional Class Shares.

This Statement of Additional Information (“SAI”) is not a prospectus. It should be read in conjunction with the current prospectuses for the E-Valuator each dated January 31, 2018 as they may be supplemented or revised from time to time. This SAI incorporates the Funds’ annual report for the fiscal year ended September 30, 2017 (the “Annual Report”). This SAI is incorporated by reference into the Funds’ prospectus. You may obtain the prospectus, the SAI and the Annual Report of the Funds, free of charge, by writing to World Funds Trust (the “Trust”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235 or by calling 888-507-2798.

The E-Valuator Funds

The E-Valuator Very Conservative RMS Fund
The E-Valuator Conservative RMS Fund
The E-Valuator Tactically Managed RMS Fund
The E-Valuator Moderate RMS Fund
The E-Valuator Growth RMS Fund
The E-Valuator Aggressive Growth RMS Fund

(collectively, the “E-Valuator Funds”)

Investment Adviser:
Systelligence, LLC
7760 France Avenue South, Suite 620
Bloomington, Minnesota 55435

TABLE OF CONTENTS	Page
THE TRUST	1
ADDITIONAL INFORMATION ABOUT INVESTMENT OBJECTIVES AND POLICIES	1
DESCRIPTION OF PERMITTED INVESTMENTS	2
INVESTMENT LIMITATIONS	11
INVESTMENT ADVISER	13
PORTFOLIO MANAGER	14
SERVICE PROVIDERS	16
TRUSTEES & OFFICERS OF THE TRUST	17
CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS	23
DETERMINATION OF NET ASSET VALUE	26
DISTRIBUTION	27
ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES	30
ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES	31
SHAREHOLDER SERVICES	32
TAXES	33
BROKERAGE ALLOCATION AND OTHER PRACTICES	46
DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS	48
DESCRIPTION OF SHARES	51
PROXY VOTING	52
CODE OF ETHICS	52
FINANCIAL INFORMATION	53
EXHIBIT A (PROXY VOTING POLICIES AND PROCEDURES OF ADVISER)	54
EXHIBIT B (WORLD FUNDS TRUST PROXY VOTING POLICIES)	57
EXHIBIT C (NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER	59
EXHIBIT D (FINANCIAL STATEMENTS FOR COLLECTIVE INVESTMENT FUNDS)	62

THE TRUST

General. World Funds Trust (the “Trust”) was organized as a Delaware statutory trust on April 9, 2007. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and commonly known as a “mutual fund”. The Declaration of Trust permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”). The Trust reserves the right to create and issue shares of additional funds. Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund. All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto. Each fund of the Trust pays its (i) operating expenses, including fees of its service providers, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering its shares under federal and state securities laws, pricing, insurance expenses, brokerage costs, interest charges, taxes and organization expenses; and (ii) pro rata share of the fund’s other expenses, including audit and legal expenses. Expenses attributable to a specific fund shall be payable solely out of the assets of that fund. Expenses not attributable to a specific fund are allocated across all of the funds on the basis of relative net assets. The other funds of the Trust are described in one or more separate Statements of Additional Information.

The Funds. This SAI relates to The E-Valuator Very Conservative RMS Fund, The E-Valuator Conservative RMS Fund, The E-Valuator Tactically Managed RMS Fund, The E-Valuator Moderate RMS Fund, The E-Valuator Growth RMS Fund, and The E-Valuator Aggressive Growth RMS Fund (each a “Fund” or “E-Valuator Fund and collectively, the “Funds” or “The E-Valuator Funds”), and it should be read in conjunction with the prospectuses the Funds. This SAI is incorporated by reference into the Funds’ prospectuses. No investment in shares should be made without reading the prospectuses. The Funds are separate investment portfolios or series of the Trust. Each of the Funds is “diversified” as that term is defined in the 1940 Act, the rules and regulations thereunder and the interpretations thereof.

ADDITIONAL INFORMATION
ABOUT INVESTMENT OBJECTIVES AND POLICIES

The Funds’ investment objective and principal investment strategies are described in the prospectus. The Funds are “diversified” series as that term is defined in the Internal Revenue Code of 1986, as amended (the “Code”). The following information supplements, and should be read in conjunction with, the prospectus. For a description of certain permitted investments discussed below, see “Description of Permitted Investments” in this SAI.

Portfolio Turnover. Average annual portfolio turnover rate is the ratio of the lesser of sales or purchases to the monthly average value of the portfolio securities owned during the year, excluding from both the numerator and the denominator all securities with maturities at the time of acquisition of one year or less. A higher portfolio turnover rate involves greater transaction expenses to the Fund and may result in the realization of net capital gains, which would be taxable to shareholders when distributed. The Funds’ Adviser makes purchases and sales for the Funds’ portfolio whenever necessary, in the Adviser’s opinion, to meet each Fund’s objective.

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DESCRIPTION OF PERMITTED INVESTMENTS

The following discussion of investment techniques and instruments supplements, and should be read in conjunction with, the investment information in the Funds’ prospectus. In seeking to meet its investment objective, the Funds may invest in any type of security whose characteristics are consistent with its investment programs. The Funds will implement their respective investment strategies exclusively by investing in other investment companies and ETFs (defined below) (collectively “Underlying Funds”). In that regard, certain of the descriptions of the investments or techniques set forth below reflect that the investments and techniques are occurring indirectly through investments in Underlying Funds.

Equity Securities. The Underlying Funds in which the Funds invest may primarily hold a portfolio of equity securities. Equity securities are common stocks, preferred stocks, convertible preferred stocks, convertible debentures, American Depositary Receipts, rights and warrants. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Convertible debentures are debt instruments that can be converted into common stock pursuant to their terms. Warrants are options to purchase equity securities at a specified price valid for a specific time period. Rights are similar to warrants, but normally have shorter durations.

Investment Company Securities. The Fund may invest in the securities of other investment companies, including index exchange-traded funds (“ETFs”) and index mutual funds (also called underlying funds). These underlying funds will generally attempt to replicate the performance of a particular index. An underlying fund may not always hold all of the same securities as the index it attempts to track. An underlying fund may use statistical sampling techniques to attempt to replicate the returns of an index. Statistical sampling techniques attempt to match the investment characteristics of the index and the fund by taking into account such factors as capitalization, industry exposures, dividend yield, price/earnings (P/E) ratio, price/book (P/B) ratio, and earnings growth. An underlying fund may not track the index perfectly because differences between the index and the fund’s portfolio can cause differences in performance. In addition, expenses and transaction costs, the size and frequency of cash flow into and out of the fund, and differences between how and when the fund and the index are valued can cause differences in performance. When the Fund invests in underlying funds they will indirectly bear their proportionate share of any fees and expenses payable directly by the underlying fund. In connection with its investments in other investment companies, the Fund will incur higher expenses, many of which may be duplicative. Furthermore, because the Fund invest in shares of ETFs and underlying funds their performance is directly related to the ability of the ETFs and underlying funds to meet their respective investment objectives, as well as the allocation of the Fund’s assets among the ETFs and underlying funds by the Adviser. Accordingly, the Fund’s investment performance will be influenced by the investment strategies of and risks associated with the ETFs and underlying funds in direct proportion to the amount of assets the Fund allocates to the ETFs and underlying funds utilizing such strategies.

Investments in ETFs involve certain inherent risks generally associated with investments in a broadly-based portfolio of stocks, including risks that: (1) the general level of stock prices may decline, thereby adversely affecting the value of each unit of the ETF or other instrument; (2) an ETF may not fully replicate the performance of its benchmark index because of the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weightings of securities or number of stocks held; (3) an ETF may also be adversely affected by the performance of the specific index, market sector or group of

2

industries on which it is based; and (4) an ETF may not track an index as well as a traditional index mutual fund because ETFs are valued by the market and, therefore, there may be a difference between the market value and the ETF’s net asset value. Additionally, investments in fixed income ETFs involve certain inherent risks generally associated with investments in fixed income securities, including the risk of fluctuation in market value based on interest rates rising or declining and risks of a decrease in liquidity, such that no assurances can be made that an active trading market for underlying ETFs will be maintained.

The Fund may also invest in leveraged and inverse ETFs, including double inverse (or ultra-short) ETFs. Leveraged ETFs are riskier than traditional ETFs as they use borrowings and derivative instruments to generate a return in multiples of a benchmark index. Investments in inverse and leveraged ETFs may magnify and compound changes in the Fund’s share price and results in increased volatility and potential loss. Inverse ETFs seek to negatively correlate to the performance of the particular index that they track by using various forms of derivative transactions, including by short-selling the underlying index. Ultra-short ETFs seek to multiply the negative return of the tracked index (e.g., twice the inverse return). As a result, an investment in an inverse ETF will decrease in value when the value of the underlying index rises. By investing in ultra-short ETFs and gaining magnified short exposure to a particular index, the Fund can commit less assets to the investment in the securities represented on the index than would otherwise be required. ETFs that seek to multiply the negative return on the tracked index are subject to a special form of correlation risk which is the risk that for periods greater than one day, the use of leverage tends to cause the performance of the ETF to be either greater than or less than the index performance times the stated multiple in the ETF’s investment objective.

There is also a risk that the underlying funds or ETFs may terminate due to extraordinary events. For example, any of the service providers to the underlying fund or ETF, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the underlying fund or ETF, and the underlying fund or ETF may not be able to find a substitute service provider. Also, the underlying fund or ETF may be dependent upon licenses to use the various indices as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the respective underlying fund or ETF may also terminate. In addition, an underlying fund or ETF may terminate if its net assets fall below a certain amount. Although the Fund believes that in the event of the termination of an underlying fund or ETF, it will be able to invest instead in shares of an alternate underlying fund or ETF tracking the same market index or another index covering the same general market, there can be no assurance that shares of an alternate underlying fund or ETF would be available for investment at that time.

The Fund may invest in securities issued by other investment companies. Such securities will be acquired by the Fund within the limits prescribed by the 1940 Act, which with the exception of master/feeder arrangements, fund of fund arrangements and certain money market fund investments, generally include a prohibition that a fund may not acquire shares of another investment company (including ETFs) if, immediately after such acquisition, (i) such fund would hold more than 3% of the other investment company’s total outstanding shares, (ii) if such fund’s investment in securities of the other investment company would be more than 5% of the value of the total assets of the fund, or (iii) if more than 10% of such fund’s total assets would be invested in investment companies. The Securities and Exchange Commission (the “SEC”) has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by other investment companies (such as the Fund) in excess of these limits. The Fund may invest in ETFs that have received such exemptive orders from the SEC, pursuant to the conditions specified in such orders.

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Additionally, in accordance with Section 12(d)(1)(F)(i) of the 1940 Act, the Fund may also invest in ETFs and other investment companies that have not received such exemptive orders as long as the Fund (and all of its affiliated persons, including the Adviser) does not acquire more than 3% of the total outstanding stock of such underlying fund, unless otherwise permitted to do so pursuant to permission granted by the SEC. If the Fund seeks to redeem shares of an underlying fund purchased in reliance on Section 12(d)(1)(F), the underlying fund is not obligated to redeem an amount exceeding 1% of the underlying fund’s outstanding shares during a period of less than 30 days.

As of the date of this Registration Statement the SEC has proposed Rule 12d1-4 under the 1940 Act. Subject to certain conditions, proposed Rule 12d1-4 would provide an exemption to permit acquiring funds to invest in ETFs in excess of the limits of section 12(d)(1), including those described above.

Exchange-Traded Funds (“ETFs”). The Funds may invest in ETFs. An ETF is an investment company whose goal is to track or replicate a desired index, such as a sector, market or global segment. ETFs are traded on exchanges and trade similarly to publicly-traded companies. ETF’s also have risks and costs that are similar to publicly-traded companies. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses of its underlying index. The risk of not correlating to the index is an additional risk borne by the investors of ETFs. Because ETFs trade on an exchange, they may not trade at NAV. Sometimes, the prices of ETFs may vary significantly from the NAVs of the ETF’s underlying securities. Additionally, if the Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities which it must then sell in order to obtain cash. Additionally, when the Fund invests in ETF’s, shareholders of the Fund bear their proportionate share of the underlying ETF’s fees and expenses.

Certain ETFs may not produce qualifying income for purposes of the “90% Test” (as defined below under the heading “Taxes”) which must be met in order for the Fund to maintain its status as a regulated investment company under the Code. If one or more ETFs generates more non-qualifying income for purposes of the 90% Test than the Fund’s portfolio management expects it could cause the Fund to inadvertently fail the 90% Test thereby causing the Fund to inadvertently fail to qualify as a regulated investment company under the Code.

Common Stocks. The Underlying Funds in which the Funds invest may invest in common stocks. Common stocks represent units of ownership in a company. Common stocks usually carry voting rights and earn dividends. Unlike preferred stocks, which are described below, dividends on common stocks are not fixed but are declared at the discretion of the company’s board of directors.

Preferred Stock. The Underlying Funds in which the Funds invests may invest in preferred stock, which is a class of capital stock that pays dividends at a specified rate and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights.

Most preferred stock is cumulative; if dividends are passed (not paid for any reason), they accumulate and must be paid before common dividends. A passed dividend on non-cumulative preferred stock is generally gone forever. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from non-participating preferred, which is limited to the stipulated dividend.

4

Adjustable rate preferred stock pays a dividend that is adjustable, usually quarterly, based on changes in the Treasury bill rate or other money market rates.

Convertible Securities. The Underlying Funds in which the Funds invest may invest in convertible securities and considers such securities to be “equity securities” for purposes of its investment strategies. Traditional convertible securities include corporate bonds, notes and preferred stocks that may be converted into or exchanged for common stock, and other securities that also provide an opportunity for equity participation. These securities are convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible security generally varies inversely with interest rates. While providing a fixed income stream, a convertible security also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security tends to rise as a reflection of higher yield or capital appreciation. In such situations, the Funds may have to pay more for a convertible security than the value of the underlying common stock.

Warrants. The Underlying Funds in which the Funds invest may invest in warrants. A warrant gives the right to buy a stock and specifies the amount of the underlying stock, the purchase (or “exercise”) price, and the date the warrant expires. If the price of the underlying stock does not rise above the exercise price before the warrant expires, the warrant generally expires without any value and the Fund loses any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Illiquid Securities. The Funds may hold up to 15% of their net assets in illiquid securities. For this purpose, the term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount which the Fund has valued the securities. Illiquid securities include generally, among other things, certain written over-the-counter options, securities or other liquid assets as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests and other securities whose disposition is restricted under the federal securities laws.

Fixed Income Securities. The Underlying Funds in which the Funds invest may hold a portfolio of fixed income securities. Fixed income securities include corporate debt securities, high yield debt securities, convertible debt securities, municipal securities, U.S. government securities, mortgage-backed securities, asset-backed securities, zero coupon bonds, financial industry obligations, repurchase agreements, and participation interests in such securities. Preferred stock and certain common stock equivalents may also be considered to be fixed income securities. Fixed income securities are generally considered to be interest rate sensitive, which means that their value will generally decrease when interest rates rise and increase when interest rates fall. Securities with shorter maturities, while offering lower yields, generally provide greater price stability than longer-term securities and are less affected by changes in interest rates.

5

1.            Corporate Debt Securities. Corporate debt securities include bonds, notes, debentures and investment certificates issued by corporations and other business organizations, including business trusts and equipment trusts, in order to finance their credit needs. Corporate debt securities include commercial paper which consists of short term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. Underlying funds may invest in investment grade or below investment grade debt securities. Investment grade debt securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, credit quality may be more susceptible to potential future changes in circumstances and the securities have speculative elements.

2.            High Yield Debt Securities (“Junk Bonds”). Investments in junk bonds are more vulnerable to economic downturns or increased interest rates. An economic downturn could severely disrupt the market for high yield securities and adversely affect the value of outstanding securities and the ability of the issuers to repay principal and interest.

The prices of high yield securities have been found to be more sensitive to interest rate changes than higher-rated investments, and more sensitive to adverse economic changes or individual corporate developments. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a security defaulted, the underlying fund could incur additional expenses to seek recovery. In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of high yield securities and the underlying fund’s asset value. Furthermore, in the case of high yield securities structured as zero coupon or pay-in-kind securities, their market prices are affected to a greater extent by interest rate changes and thereby tend to be more volatile than securities which pay interest periodically and in cash. High yield securities also present risks based on payment expectations. For example, high yield securities may contain redemption or call provisions. If an issuer exercises these provisions in a declining interest rate market, an underlying fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield security’s value will decrease in a rising interest rate market, as will the value of the underlying fund’s assets.

In addition, to the extent that there is no established retail secondary market, there may be thin trading of high yield securities, and this may have an impact on an underlying fund’s ability to accurately value high yield securities and the fund’s assets and on the fund’s ability to dispose of the securities. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield securities especially in a thinly traded market.

Finally, there are risks involved in applying credit ratings as a method for evaluating high yield securities. For example, credit ratings evaluate the safety of principal and interest payments, not market value risk of high yield securities. Also, since credit rating agencies may fail to timely change the credit ratings to reflect subsequent events.

3.            U.S. Government Securities. U.S. government securities may be backed by the credit of the government as a whole or only by the issuing agency. U.S. Treasury bonds, notes, and bills and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (“GNMA”), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the

6

highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Banks and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the agency that issued them, and not by the U.S. government. Securities issued by the Federal Farm Credit System, the Federal Land Banks, and the Federal National Mortgage Association (“FNMA”) are supported by the agency’s right to borrow money from the U.S. Treasury under certain circumstances, but are not backed by the full faith and credit of the U.S. government.

4.            Zero Coupon and Pay-in-Kind Bonds. Corporate debt securities and municipal obligations include so-called “zero coupon” bonds and “pay-in-kind” bonds. Zero coupon bonds do not make regular interest payments. Instead they are sold at a deep discount from their face value. Because a zero coupon bond does not pay current income, its price can be very volatile when interest rates change.

The Federal Reserve creates Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. A broker-dealer creates a derivative zero by depositing a Treasury security with a custodian for safekeeping and then selling the coupon payments and principal payment that will be generated by this security separately. Examples are Certificates of Accrual on Treasury Securities (CATs), Treasury Investment Growth Receipts (TIGRs) and generic Treasury Receipts (TRs). These derivative zero coupon obligations are not considered to be government securities unless they are part of the STRIPS program. Original issue zeros are zero coupon securities issued directly by the U.S. government, a government agency or by a corporation.

Pay-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. The value of zero coupon bonds and pay-in-kind bonds is subject to greater fluctuation in response to changes in market interest rates than bonds which make regular payments of interest. Both of these types of bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds which make regular payment of interest.

Foreign Securities. The Fund may invest in Underlying Funds that hold a portfolio of foreign securities. To the extent that a Fund has exposure to foreign equity or fixed income securities, it will be subject to certain considerations and risks that are not typically associated with investing in underlying funds that invest solely in domestic securities. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

7

Securities trading on overseas markets present time zone arbitrage opportunities when events affecting portfolio security values occur after the close of the overseas market, but prior to the close of the U.S. market. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s net asset value (“NAV”) by short term traders.

Emerging Markets Securities. To the extent the Fund invests in Underlying Funds that invest in emerging markets securities it will be subject to additional risks. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Options. The Underlying Funds in which the Funds invest may enter into option transactions. The Underlying Funds may mainly purchase and sell options on securities indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. Options are traded on organized exchanges and in the over-the-counter market. The use of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Options on securities indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option on an index gives the holder the right to receive, upon exercise of the

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option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making up the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.

Because certain derivatives may be viewed as creating leverage, that is, the amount invested may be smaller than the full economic exposure of the derivative instrument and a Fund or Underlying Fund could lose more than it invested, federal securities laws, regulations and guidance may require a Fund or Underlying Fund to earmark assets to reduce the risks associated with derivatives or to otherwise hold instruments that offset the Fund’s obligations under the derivatives instrument. This process is known as “cover.” A Fund will not enter into any derivative transaction unless it can comply with SEC guidance regarding cover, and, if SEC guidance so requires, a Fund will earmark cash or liquid assets with a value sufficient to cover its obligations under a derivative transaction or otherwise “cover” the transaction in accordance with applicable SEC guidance. If a large portion of a Fund’s assets is used for cover, it could affect portfolio management or the Fund’s ability to meet redemption requests or other current obligations. The leverage involved in certain derivative transactions may result in a Fund’s net asset value being more sensitive to changes in the value of the related investment.

Futures Contracts. The Funds may invest in Underlying Funds that may purchase and sell futures contracts to hedge against changes in prices. The Underlying Funds may utilize Treasury futures to hedge against interest rate risk and inflation risk.

The Underlying Funds may engage in futures transactions for speculative or hedging purposes. The Underlying Funds may also write call options and purchase put options on futures contracts as a hedge to attempt to protect securities in its portfolio against decreases in value. Writing a call option on a futures contract is undertaking the obligation of selling a futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the funds are entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option.

When the Underlying Funds purchase futures contracts, an amount of cash and cash equivalents equal to the underlying commodity value of the futures contracts (less any related margin deposits) will be segregated on the books and records of the funds to collateralize the position and thereby insure that the use of such futures contract is unleveraged. When the Underlying Funds sell futures contracts or related option contracts, it will either own or have the right to receive the underlying future or security, or will make deposits to collateralize the position as discussed above. When futures and options on futures are used as hedging devices, there is a risk that the prices of the securities subject to the futures contracts may not correlate perfectly with the prices of the securities in the funds’ portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, an investment adviser could be incorrect in its expectations about the direction or extent of market factors such as stock price movements. In these events, the Funds may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular futures contract or option at any particular time. A fund’s

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ability to establish and close out futures and options positions depends on this secondary market. These Funds are being operated by an investment adviser that has claimed an exemption from registration with the Commodity Futures Trading Commission as a commodity pool operator under the Commodity Exchange Act, and therefore the investment adviser is not subject to registration or regulation as a commodity pool operator under that Act. This claim of exemption from registration as a commodity pool operator is pursuant to Rule 4.5 promulgated under the Commodity Exchange Act. Specifically, in accordance with the requirements of Rule 4.5(b)(1), the Fund will limit its use of commodity futures contracts and commodity options contracts to no more than (i) five percent (5%) of the Fund’s liquidation value being committed as aggregate initial premium or margin for such contracts or (ii) one hundred percent (100%) of the Fund’s liquidation value in aggregate net notional value of commodity futures, commodity options and swaps positions.

Cash Equivalents. The Funds may invest in Underlying Funds that invest in cash and high-quality short-term fixed-income securities. All money market instruments can change in value when interest rates or an issuer’s creditworthiness change dramatically. These short-term fixed-income securities are described below:

a.            Repurchase Agreements. Repurchase agreements are agreements by which a fund purchases a security and obtain a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Repurchase agreements must be fully collateralized and can be entered into only with well-established banks and broker-dealers that have been deemed creditworthy by the Advisor. Repurchase transactions are intended to be short-term transactions, usually with the seller repurchasing the securities within seven days. Repurchase agreements that mature in more than seven days are subject to a fund’s limit on illiquid securities. When a fund enters into a repurchase agreement it may lose money if the other party defaults on its obligation and the fund is delayed or prevented from disposing of the collateral. A loss may be incurred if the value of the collateral declines, and it might incur costs in selling the collateral or asserting its legal rights under the agreement. If a defaulting seller filed for bankruptcy or became insolvent, disposition of collateral might be delayed pending court action. The Funds may engage in repurchase agreement transactions to the maximum extent permitted by applicable law.

b.            Bank Obligations. Bank obligations include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits, including U.S. dollar-denominated instruments issued or supported by the credit of U.S. or foreign banks or savings institutions. All investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase, and investments by the respective Fund in the obligations of foreign banks and foreign branches of U.S. banks will not exceed 10% of the respective Fund’s total assets at the time of purchase.

c.            Commercial Paper. The Funds may invest in Underlying Funds that hold commercial paper. Commercial paper will consist of issues rated at the time of investment as A-1 and/or P-1 by S&P, Moody’s or similar rating by another nationally recognized rating agency. In addition, the Underlying Funds may acquire unrated commercial paper and corporate bonds.

d.            Investment Company Securities. (See Above). Each Fund may invest in Underlying Funds such as money market funds and short-term bond funds.

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Temporary Investments. To maintain cash for redemptions and distributions and for temporary defensive purposes, the Funds may invest in money market mutual funds and in investment grade short-term fixed income securities including short-term U.S. government securities, negotiable certificates of deposit, commercial paper, banker’s acceptances and repurchase agreements.

INVESTMENT LIMITATIONS

Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Funds and are fundamental (“Fundamental”), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Funds. As used in the Prospectus and the Statement of Additional Information, the term “majority” of the outstanding shares of the Funds means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of a Fund are present or represented at such meeting; or (2) more than 50% of the outstanding shares of a Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental (“Non-Fundamental”).

Each of the Funds:

1.	May not borrow money except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

2.	May not issue any senior securities to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction from time to time.

3.
May not underwrite securities issued by others except to the extent the Funds may be deemed to be an underwriter under the federal securities laws, in connection with the disposition of portfolio securities.

4.
May not invest more than 25% of the value of its net assets in any one industry or group of industries. This restriction does not limit a Fund’s investments in: (i) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; or (ii) tax-exempt obligations issued by governments or political subdivisions of governments. In complying with this restriction, the Fund will not consider a bank-issued guaranty or financial guaranty insurance as a separate security.

5.	May not purchase or sell real estate except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

6.	May not make loans to others, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time.

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7.	May invest in commodities only as permitted by the 1940 Act or other governing statute, by the Rules thereunder, or by the SEC or other regulatory agency with authority over the Fund.

Except with respect to borrowing and circumstances where the Funds are required to “cover” their positions, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation. Currently, subject to modification to conform to the 1940 Act as interpreted or modified from time to time, the Funds are permitted, consistent with the 1940 Act, to borrow, and pledge its Shares to secure such borrowing, provided, that immediately thereafter there is asset coverage of at least 300% for all borrowings by a Fund from a bank. If borrowings exceed this 300% asset coverage requirement by reason of a decline in net assets of a Fund, the Fund will reduce its borrowings within three days (not including Sundays and holidays) to the extent necessary to comply with the 300% asset coverage requirement. The 1940 Act also permits the Funds to borrow for temporary purposes only in an amount not exceeding 5% of the value of its total assets at the time when the loan is made. A loan shall be presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed. To the extent outstanding borrowings of a Fund exceed 5% of the value of the total assets of the Fund, the Fund will not make additional purchases of securities – the foregoing shall not be construed to prevent the Fund from settling portfolio transactions or satisfying shareholder redemptions orders. The SEC has indicated, however, that certain types of transactions, which could be deemed “borrowings” (such as firm commitment agreements and reverse repurchase agreements), are permissible if a Fund “covers” the agreements by establishing and maintaining segregated accounts.

Currently, with respect to senior securities, the 1940 Act and regulatory interpretations of relevant provisions of the 1940 Act establish the following general limits, subject to modification to conform to the 1940 Act as interpreted or modified from time to time: Open-end registered investment companies such as the Funds are not permitted to issue any class of senior security or to sell any senior security of which they are the issuers. The Trust is, however, permitted to issue separate series of Shares (the Funds are a series of the Trust) and to divide those series into separate classes. R4 Class Shares and Service Class Shares are separate classes. The Funds have no intention of issuing senior securities, except that the Trust has issued its Shares in separate series and may divide those series into classes of Shares. Collateral arrangements with respect to forward contracts, futures contracts or options, including deposits of initial and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

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INVESTMENT ADVISER

Adviser – Systelligence, LLC, 7760 France Avenue South, Suite 620, Bloomington, Minnesota 55435 (the “Adviser”) is the investment adviser to each Fund. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser is a limited liability company and was organized in March, 2016. As of September 30, 2017, the Adviser had approximately $560 million in assets under management. The Adviser is controlled by Mr. Kevin Miller.

The Adviser currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Adviser manages the investment portfolio of each Fund, subject to the policies adopted by the Trust’s Board of Trustees. Under the Advisory Agreement, the Adviser, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Funds. Under the Advisory Agreement, the Adviser assumes and pays all ordinary expenses of the Funds, except that the Fund pays all management fees, brokerage fees and commissions, taxes, interest expense, underlying fund fees and expenses, all expenses which it is authorized to pay pursuant to Rule 12b-1 under the 1940 Act, and extraordinary or non-recurring expenses.

For its services with respect to each of the Funds, the Adviser is entitled to receive an annual management fee calculated daily and payable monthly (and deducted proportionately from each class of Shares), as a percentage of each Fund’s average daily net assets at the rate of 0.45%. The Adviser received the following fees for advisory services to the Funds for the year ended September 30, 2017:

E-Valuator Fund:	Gross Advisory Fee	Waiver	Net Advisory Fee
Very Conservative	$ 69,650	$ (13,930)	$ 55,720
Conservative	232,093	(46,419)	185,674
Tactically Managed	66,405	(13,281)	53,124
Moderate	635,651	(127,130)	508,521
Growth	875,895	(175,179)	700,716
Aggressive Growth	230,373	(46,075)	184,298

The Adviser retains the right to use the name “Systematic Intelligent Investing” or any derivative thereof in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust’s right to use the name “Systematic Intelligent Investing” or any derivative thereof automatically ceases ninety days after termination of the Advisory Agreement and may be withdrawn by the Adviser on ninety days written notice. The services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

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The Adviser may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Funds believes that there would be no material impact on the Funds or their shareholders. Financial institutions may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the financial institution’s services will be lower than to those shareholders who do not. The Funds may from time to time purchase securities issued by financial institutions that provide such services; however, in selecting investments for the Funds, no preference will be shown for such securities.

The Adviser has contractually agreed to waiver its management fee with respect to each Fund to 0.38%. Additionally, after giving effect to the foregoing fee waiver, the Adviser has agreed to limit the total expenses of each of the Fund (exclusive of interest, distribution fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expense on short sales and other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 0.80% of the average daily net assets of each of the Fund. Each waiver and/or reimbursement of an expense by the Adviser is subject to repayment by each Fund within three years following the date that such waiver was made or such expense was incurred, provided that the particular Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The Adviser may not terminate these contractual arrangements prior to January 31, 2019.

PORTFOLIO MANAGER

Portfolio Manager - As described in the prospectus, Mr. Kevin Miller, CEO of the Adviser, serves as the Portfolio Manager responsible for the day-to-day investment management of the Funds. This section includes information about the Portfolio Manager, including information about other accounts they manage, the dollar range of Fund shares owned and compensation.

In addition to the Funds, the Portfolio Manager is responsible for the day-to-day management of certain other accounts, as listed below. The information below is provided as of September 30, 2017.

Portfolio Manager	Other Registered Investment Company Accounts	Assets Managed ($ millions)	Other Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts *	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Kevin B. Miller	0	$0	0	$0	0	0	0

* The fees received for managing these other accounts are not based upon the performance of the account.

Conflicts of Interests. The Portfolio Manager’s management of “other accounts” may give rise to potential conflicts of interest in connection with his management of a Fund’s investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the

14

same investment objective as the Funds. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the Portfolio Manager could favor one account over another. Another potential conflict could include the Portfolio Manager’s knowledge about the size, timing and possible market impact of Fund trades, whereby the Portfolio Manager could use this information to the advantage of other accounts and to the disadvantage of the Funds. However, the Adviser has established policies and procedures to ensure that the purchase and sale of securities among all accounts it manages are fairly and equitably allocated.

Compensation. The Portfolio Manager does not receive compensation that is based upon the Funds, any separate account strategy, partnership or any other commingled account’s, or any private account’s pre- or after-tax performance, or the value of the assets held by such entities. The Portfolio Manager does not receive any special or additional compensation from the Adviser for his service as Portfolio Manager. The Portfolio Manager receives a salary from the Adviser. In addition to base salary, the Portfolio Manager may receive additional bonus compensation which is tied to the overall financial operating results of the Adviser.

Fund Shares Owned by the Portfolio Manager. The following table shows the dollar range of equity securities beneficially owned by the Portfolio Manager in the Fund as of September 30, 2017.

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds / Name of Fund
Kevin R. Miller	$850,000 / The E-Valuator Aggressive Growth RMS Fund
Kevin R. Miller	$150,000 /The E-Valuator Growth RMS Fund
Kevin R. Miller	$48,000 / The E-Valuator Moderate RMS Fund
Kevin R. Miller	$100,000 / The E-Valuator Conservative RMS Fund
Kevin R. Miller	$75,000 / The E-Valuator Very Conservative RMS Fund
Kevin R. Miller	$0 / The E-Valuator Tactically Managed RMS Fund

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SERVICE PROVIDERS

Administrator, Fund Accountant and Transfer Agent. Pursuant to a Fund Services Agreement, Commonwealth Fund Services, Inc. (“CFS”), 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as each Fund’s administrator, transfer agent and accounting agent.

In its capacity as administrator, CFS supervises all aspects of the operations of the Funds except those performed by the Adviser. CFS will provide certain administrative services and facilities for the Fund, including preparing and maintaining certain books, records, and monitoring compliance with state and federal regulatory requirements. CFS, as administrative agent for the Funds, will provide shareholder, recordkeeping, administrative and blue-sky filing services.

As transfer agent, CFS provides certain shareholder and other services to the Funds, including furnishing account and transaction information and maintaining shareholder account records. CFS will be responsible for processing orders and payments for share purchases. CFS will mail proxy materials (and receive and tabulate proxies), shareholder reports, confirmation forms for purchases and redemptions and prospectuses to shareholders. CFS will disburse income dividends and capital distributions and prepare and file appropriate tax-related information concerning dividends and distributions to shareholders.

CFS also provides accounting services to the Funds. CFS will be responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Fund; determining daily the net asset value per share of the Funds; and preparing security position, transaction and cash position reports. CFS also monitors periodic distributions of gains or losses on portfolio sales and maintains a daily listing of portfolio holdings. CFS is responsible for providing expenses accrued and payment reporting services, tax-related financial information to the Trust, and for monitoring compliance with the regulatory requirements relating to maintaining accounting records.

CFS receives, for administrative services, an asset-based fee based computed daily and paid monthly on the average daily net assets of each Fund, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for transfer agency services, per account fees computed daily and paid monthly, subject to a minimum fee plus out-of-pocket expenses. CFS receives, for fund accounting services, an asset-based fee, computed daily and paid monthly on the average daily net assets of the Fund, subject to a minimum fee plus out-of-pocket expenses.

The following table provides information regarding transfer agent, fund accounting and administrative services fees paid by the Funds for the year ended September 30, 2017:

E-Valuator Fund:	Fees Paid for Transfer Agent Services	Fees Paid for Accounting Services	Fees Paid for Administrative Services
Very Conservative	$ 2,625	$ 4,937	$ 6,073
Conservative	8,371	16,602	20,442
Tactically Managed	2,342	4,700	5,829
Moderate	22,314	45,141	55,560
Growth	30,398	62,340	76,573
Aggressive Growth	8,170	16,225	20,066

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Custodian. Fifth Third Bank (the “Custodian”), 38 Fountain Square Plaza, Cincinnati, Ohio 45263, serves as the custodian of the Funds’ assets. The Custodian has entered into a foreign sub-custody arrangement with The Bank of New York, as the approved foreign custody manager (the Delegate) to perform certain functions with respect to the custody of the Funds’ assets outside of the United States of America. The Delegate shall place and maintain the Funds’ assets with an eligible foreign custodian; provided that, the Delegate shall be required to determine that the Funds’ assets will be subject to reasonable care based on the standards applicable to custodians in the relevant market.

Distributor and Principal Underwriter. First Dominion Capital Corp. (“FDCC” or the “Distributor”), located at 8730 Stony Point Parkway, Suite 205, Richmond, Virginia 23235, serves as the principal underwriter and national distributor for the shares of the Funds pursuant to a Distribution Agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor serves as the Funds’ principal underwriter and acts as exclusive agent for the Funds in selling their shares to the public on a “best efforts” basis and then only in respect to orders placed – that is, the Distributor is under no obligations to sell any specific number of Shares. The continuance of the Distribution Agreement must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Fund and (ii) by the vote of a majority of the Trustees who are not “interested persons” of the Trust and have no direct or indirect financial interest in the operations of the Distribution Agreement or any related agreement, cast in person at a meeting called for the purpose of voting on such approval.

FDCC is registered as a broker-dealer and is a member of the Financial Industry Regulatory Authority. The offering of each Fund’s shares is continuous. The Distributor is also entitled to the payment of deferred sales charges upon the redemption of Fund shares as described in the applicable prospectus and this SAI. In addition, the Distributor may receive Distribution 12b-1 and Service Fees from the Fund, as described in the applicable prospectus and this SAI.

The Distributor received no compensation as a result of the sale of each Fund’s shares. For its underwriting services, the Distributor may receive compensation from the Funds’ Rule 12b-1 plans to the extent that such plans generate sufficient fees to compensate for these services; otherwise, the Funds’ Adviser is responsible for payment of such underwriting services.

Legal Counsel. The Law Offices of John H. Lively & Associates, Inc., a member firm of The 1940 Act Law Group™, 11300 Tomahawk Creek Parkway, Suite 310, Leawood, KS 66211, serves as legal counsel to the Trust and the Funds.

Independent Registered Public Accounting Firm. The Funds’ independent registered public accounting firm, Cohen & Company, Ltd., audits each Fund’s annual financial statements, assists in the preparation of certain reports to the SEC and prepares the Funds’ tax returns. Cohen & Company, Ltd. is located at 1350 Euclid Avenue, Suite 800, Cleveland, Ohio 44115.

TRUSTEES & OFFICERS OF THE TRUST

Trustees and Officers. The Trust is governed by the Board, which is responsible for protecting the interests of shareholders. The trustees are experienced businesspersons who meet throughout the year to oversee the Trust’s activities, review contractual arrangements with companies that provide services to the Funds and review performance. The names, addresses and ages of the trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below.

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Each Trustee was nominated to serve on the Board of Trustees based on their particular experiences, qualifications, attributes and skills. Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience; (ii) qualifications; (iii) attributes; and (iv) skills. Mr. David J. Urban has been a Professor of Education since 1989. His strategic planning, organizational and leadership skills help the Board set long-term goals. Ms. Mary Lou H. Ivey has business experience as a practicing tax accountant since 1996 and, as such, brings tax, budgeting and financial reporting skills to the Board. Mr. Theo H. Pitt has experience as an investor, including his role as trustee of several other investment companies and business experience as Senior Partner of a financial consulting company, as a partner of a real estate partnership and as an Account Administrator for a money management firm. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Chairman of the Board of Trustees is Ms. Ivey, who is not an “interested person” of the Trust, within the meaning of the 1940 Act. The Trust also has an independent Audit Committee that allows the Board to access the expertise necessary of oversee the Trust, identify risks, recognize shareholder concerns and needs and highlight opportunities. The Audit Committee is able to focus Board time and attention to matters of interest to shareholders and, through its private sessions with the Trust’s auditor, Chief Compliance Officer and legal counsel, stay fully informed regarding management decisions.

Mutual funds face a number of risks, including investment risk, compliance risk and valuation risk. The Board oversees management of the Fund’s risks directly and through its officers. While day-to-day risk management responsibilities rest with the each Fund’s Chief Compliance Officer, investment advisers and other service providers, the Board monitors and tracks risk by: (1) receiving and reviewing quarterly reports related to the performance and operations of the Funds; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust, including the Trust’s valuation policies and transaction procedures; (3) periodically meeting with the portfolio manager to review investment strategies, techniques and related risks; (4) meeting with representatives of key service providers, including the Fund’s investment advisers, administrator, distributor, transfer agent and the independent registered public accounting firm, to discuss the activities of the Funds; (5) engaging the services of the Chief Compliance Officer of the each Fund to monitor and test the compliance procedures of the Trust and its service providers; (6) receiving and reviewing reports from the Trust’s independent registered public accounting firm regarding the Fund’s financial condition and the Trust’s internal controls; and (7) receiving and reviewing an annual written report prepared by the Chief Compliance Officer reviewing the adequacy of the Trust’s compliance policies and procedures and the effectiveness of their implementation. The Board has concluded that its general oversight of the investment advisers and other service providers as implemented through the reporting and monitoring process outlined above allows the Board to effectively administer its risk oversight function.

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Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years.

NON-INTERESTED TRUSTEES

NAME, AGE AND POSITION WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
David J. Urban (62) Trustee	Indefinite, Since June 2010	Dean, Jones College of Business, Middle Tennessee State University since July 2013; Virginia Commonwealth University, Professor of Marketing from 1989 to 2013.	52	None
Mary Lou H. Ivey (59) Trustee	Indefinite, Since June 2010	Accountant, Harris, Hardy & Johnstone, P.C., accounting firm, since 2008.	52	None
Theo H. Pitt, Jr. (81) Trustee	Indefinite; Since August 2013	Senior Partner, Community Financial Institutions Consulting (bank consulting) since 1997 to present.	52	Independent Trustee of Chesapeake Investment Trust for the one series of that trust; Leeward Investment Trust for the one series of that trust; Hillman Capital Management Investment Trust for the one series of that trust; and Starboard Investment Trust for the 17 series of that trust; (all registered investment companies).

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OFFICERS WHO ARE NOT TRUSTEES

NAME, AGE AND POSITION(S) WITH THE TRUST	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION(S) DURING THE PAST FIVE YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David Bogaert (54) President and Principal Executive Officer	Indefinite, Since August 2017	Managing Director of Business Development, Commonwealth Fund Services, Inc., October 2013 – present; Senior Vice President of Business Development and other positions for Huntington Asset Services, Inc. from 1986 to 2013.	N/A	N/A
Karen M. Shupe (53) Treasurer and Principal Financial Officer	Indefinite, Since June 2008	Managing Director of Fund Operations, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
Ann T. MacDonald (63) Assistant Treasurer	Indefinite, Since November 2015	Director, Fund Administration and Fund Accounting, Commonwealth Fund Services, Inc., 2003 to present.	N/A	N/A
John H. Lively (49) Secretary	Indefinite, Since November 2013	Attorney, The Law Offices of John H. Lively & Associates, Inc. (law firm), March 2010 to present:	N/A	N/A
Holly B. Giangiulio (55) Assistant Secretary	Indefinite, Since November 2015	Managing Director, Corporate Operations, Commonwealth Fund Services, Inc., January 2015 to present, Corporate Accounting and HR Manager from 2010 to 2015.	N/A	N/A
Julian G. Winters (49) Chief Compliance Officer	Indefinite, Since August 2013.	Managing Member of Watermark Solutions, LLC (investment compliance and consulting) since March 2007.	N/A	N/A

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BOARD OF TRUSTEES

The Board of Trustees oversees the Trust and certain aspects of the services that the Adviser and the Funds’ other service providers. Each Trustee will hold office until their successors have been duly elected and qualified or until their earlier resignation or removal. Each officer of the Trust serves at the pleasure of the Board and for a term of one year or until their successors have been duly elected and qualified.

The Trust has a standing Audit Committee of the Board composed of Mr. Urban, Ms. Ivey and Mr. Pitt. The functions of the Audit Committee are to meet with the Trust’s independent auditors to review the scope and findings of the annual audit, discuss the Trust’s accounting policies, discuss any recommendations of the independent auditors with respect to the Trust’s management practices, review the impact of changes in accounting standards on the Trust’s financial statements, recommend to the Board the selection of independent registered public accounting firm, and perform such other duties as may be assigned to the Audit Committee by the Board. For the Funds’ most recent period ended September 30, 2017, the Audit Committee met 8 times.

The Nominating and Corporate Governance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Nominating and Corporate Governance Committee’s purposes, duties and powers are set forth in its written charter, which is described in Exhibit C – the charter also describes the process by which shareholders of the Trust may make nominations. For the Funds’ most recent period ended September 30, 2017, the Committee met once.

The Valuation Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Valuation Committee meets as needed in the event that the Funds hold any securities that are subject to valuation and it reviews the fair valuation of such securities on an as needed basis. For the Funds’ most recent period ended September 30, 2017, the Committee did not meet.

The Qualified Legal Compliance Committee is comprised of Mr. Urban, Ms. Ivey and Mr. Pitt. The Qualified Legal Compliance Committee receives, investigates, and makes recommendations as to the appropriate remedial action in connection with any report of evidence of a material violation of the securities laws or breach of fiduciary duty or similar violation by the Trust, its officers, Trustees, or agents. For the Funds’ most recent period ended September 30, 2017, the Committee.

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Trustee Compensation. Each Trustee who is not an “interested person” of the Trust may receive compensation for their services to the Trust. All Trustees are reimbursed for any out-of-pocket expenses incurred in connection with attendance at meetings. Effective October 1, 2016, each Trustee received an annual retainer of $26,000 and effective January 1, 2017 each Trustee received an annual retainer of $35,000. Effective July 1, 2017, each Trustee receives a retainer fee at the annualized rate of $50,000. Additionally, each Trustee receives a fee of $2,500 per special in-person meeting and $1,250 per special telephonic meeting. Compensation received from the Trust for the fiscal year ended September 30, 2017 is as follows:

Name of Person / Position	Aggregate Compensation From Funds	Pension or Retirement Benefits Accrued As Part of Funds Expenses	Estimated Annual Benefits upon Retirement	Total Compensation From Funds and Fund Complex Paid To Trustees (*)(1)
David J. Urban, Trustee	$9,155	$0	$0	$36,500
Mary Lou H. Ivey, Trustee	$9,155	$0	$0	$36,500
Theo H. Pitt, Jr., Trustee	$9,155	$0	$0	$36,500
*     Company does not pay deferred compensation.

(1) The “Fund Complex” consists of the Trust, which is comprised of the forty nine Funds.

Trustee Ownership of Fund Shares – The table below shows for each Trustee, the amount of Fund equity securities beneficially owned by each Trustee, and the aggregate value of all investments in equity securities of the Funds of the Trust, as of September 30, 2017, and stated as one of the following ranges: A = None; B = $1-$10,000; C = $10,001-$50,000; D = $50,001-$100,000; and E = over $100,000.

Name of Trustee	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Registered Investment Companies Overseen by the Trustees in Family of Investment Companies
Non-Interested Trustees
David J. Urban	A	A
Mary Lou H. Ivey	A	A
Theo H. Pitt, Jr.	A	A

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Sales Loads. No front-end or deferred sales charges are applied to purchase of Fund shares by current or former trustees, officers, employees or agents of the Trust, the Adviser or the principal underwriter and by the members of their immediate families.

Policies Concerning Personal Investment Activities. The Funds, the Adviser, and the Distributor have each adopted a Code of Ethics, pursuant to Rule 17j-1 under the 1940 Act that permit investment personnel, subject to their particular code of ethics, to invest in securities, including securities that may be purchased or held by the Fund, for their own account.

The Codes of Ethics are on file with, and can be reviewed and copied at the SEC Public Reference Room in Washington, D. C. In addition, the Codes of Ethics are also available on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

CONTROL PERSONS AND PRINCIPAL SECURITIES HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of the outstanding shares of a Fund. A control person is one who owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control. As a controlling shareholder, each of these persons could control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Adviser.

As of December 31, 2017, the following persons owned of record, or beneficially owned, 5% or more of the outstanding voting shares of the Funds’ shares:

Names and Addresses	Percent of Class	Type of Ownership
The E-Valuator Very Conservative RMS Service Class
TD Ameritrade Trust Company Attn: House P.O. Box 17748 Denver, CO 80217-0748	56.50%	Record
TD Ameritrade Inc. FBO/ Our Customers P.O. Box 2226 Omaha, NE 68103-2226	43.48%	Record
The E-Valuator Very Conservative RMS R4 Class
UMB C/F D.W. King IRA 516 E. Shadow Creek Ln Sioux Falls, SD 57108	12.10%	Record
UMB C/F C.S. Grams Roth IRA 24799 501st Ave. Winthrop, MN 55396	5.42%	Record
UMB C/F H. Wirth IRA 501 T. Wirth Pkwy, #210 Golden Valley, MN 55422	5.22%	Record
UMB C/F C.A. Paulson IRA 13920 Irvine Ave NW Annandale, MN55302	6.23%	Record
UMB C/F D. Atchison IRA 13591 Paragon Ave N Stillwater, MN 55082	9.30%	Record

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UMB C/F L. Anderson IRA 40044 293rd St NE Grycla, MN 56727	5.05%	Record
The E-Valuator Conservative RMS Service Class
TD Ameritrade Trust Company Attn: House P.O. Box 17748 Denver, CO 80217-0748	89.92%	Record
TD Ameritrade Inc. FBO/ Our Customers P.O. Box 2226 Omaha, NE 68103-2226	9.76%	Record
The E-Valuator Conservative RMS R4 Class
UMB C/F T. Thomas IRA 619 Crestview Drive Rapid City, SD 57702	5.20%	Record
UMB C/F L Voehl IRA 9202 Breckenridge Ln Eden Prairie, MN 55347	5.91%	Record
UMB C/F Dennis Atchison IRA 13591 Paragon Ave N Stillwater, MN 55082	8.93%	Record
The E-Valuator Tactically Managed RMS Service Class
TD Ameritrade Trust Company Attn: House P.O. Box 17748 Denver, CO 80217-0748	89.78%	Record
TD Ameritrade Inc. FBO/ Our Customers P.O. Box 2226 Omaha, NE 68103-2226	10.13%	Record
The E-Valuator Tactically Managed RMS R4 Class
TD Ameritrade Trust Company C/O 007DJ P.O. Box 17748 Denver, CO 80217-0748	5.71%	Record
TD Ameritrade Trust Company C/O 007DQ P.O. Box 17748 Denver, CO 80217-0748	7.69%	Record
UMB C/F R. Barsness IRA 5400 Fairlawn Shore Trail SE Prior Lake, MN 55372	53.94%	Record
UMB C/F M.D. Hewitt IRA 14818 E. Fish Hook Dr. Park Rapids, MN 56470	13.98%	Record
The E-Valuator Moderate RMS Service Class
TD Ameritrade Trust Company Attn: House P.O. Box 17748 Denver, CO 80217-0748	95.42%	Record

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The E-Valuator Moderate RMS R4 Class
TD Ameritrade Trust Company C/O 007EK P.O. Box 17748 Denver, CO 80217-0748	5.57%	Record
TD Ameritrade Trust Company C/O 007FW P.O. Box 17748 Denver, CO 80217-0748	7.24%	Record
UMB C/F D. Holmes IRA 6160 W 154th St Prior Lake, MN 55372	5.74%	Record
The E-Valuator Growth RMS Service Class
TD Ameritrade Trust Company Attn: House P.O. Box 17748 Denver, CO 80217-0748	97.10%	Record
The E-Valuator Growth RMS R4 Class
TD Ameritrade Trust Company C/O 007EK P.O. Box 17748 Denver, CO 80217-0748	11.08%	Record
UMB C/F R. Barsness IRA 5400 Fairlawn Shore Trail SE Prior Lake, MN 55372	5.96%	Record
UMB C/F A. Hermes IRA 1601 East Lake Brophy Rd Alexandria, MN 56308	6.10%	Record
The E-Valuator Aggressive Growth RMS Service Class
TD Ameritrade Trust Company Attn: House P.O. Box 17748 Denver, CO 80217-0748	92.63%	Record
TD Ameritrade Inc. FBO: our customers P.O. Box 2226 Omaha, NE 68103-2226	7.23%	Record
The E-Valuator Aggressive Growth RMS R4 Class
UMB C/F RK Johnson IRA 19520 W Tri Oak Circle NE Wyoming, MN 55092	15.31%
UMB C/F E Johnson IRA 19520 W Tri Oak Circle NE Wyoming, MN 55092	8.25%
UMB C/F R. Barsness IRA 5400 Fairlawn Shore Trail SE Prior Lake, MN 55372	13.41%
UMB C/F B. Murray IRA 17797 Layton Path Lakeville, MN 55044	6.20%
TD Ameritrade Trust Company C/O 00TQ1 P.O. Box 17748 Denver, CO 80217-0748	7.67%
UMB C/F T. Gehring IRA 6050 E Lake Carlos Dr NE Alexandria, MN 56308	5.08%

As of the date of this SAI, the Trustees and officers own less than 1% of a Fund’s shares.

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DETERMINATION OF NET ASSET VALUE

General Policy. The Funds adhere to Section 2(a)(41), and Rule 2a-4 thereunder, of the 1940 Act with respect to the valuation of portfolio securities. In general, securities for which market quotations are readily available are valued at current market value, and all other securities are valued at fair value as determined in good faith by the Board. In complying with the 1940 Act, the Trust relies on guidance provided by the SEC and by the SEC staff in various interpretive letters and other guidance.

Equity Securities. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 p.m. ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of a Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

Money Market Securities and other Debt Securities. If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of each Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Trust’s Board of Trustees.

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Use of Third-Party Pricing Agents. Pursuant to contracts with the Administrator, market prices for securities held by the Funds are generally provided daily by third-party independent pricing agents that are approved by the Board of Trustees of the Trust. The valuations provided by third-party independent pricing agents are reviewed daily by the Administrator.

DISTRIBUTION

The Distributor may from time to time offer incentive compensation to dealers (which sell shares of the Funds that are subject to sales charges) allowing such dealers to retain an additional portion of the sales load. A dealer who receives all of the sales load may be considered an underwriter of a Fund’s shares.

In connection with promotion of the sales of the Funds, the Distributor may, from time to time, offer (to all broker dealers who have a sales agreement with the Distributor) the opportunity to participate in sales incentive programs (which may include non-cash concessions). The Distributor may also, from time to time, pay expenses and fees required in order to participate in dealer sponsored seminars and conferences, reimburse dealers for expenses incurred in connection with pre-approved seminars, conferences and advertising, and may, from time to time, pay or allow additional promotional incentives to dealers as part of pre-approved sales contests.

Plan of Distribution. The Funds have a Distribution and Service Plan (each a “Plan” and together the “Plans”) for their R4 Class Shares under which they may finance certain activities primarily intended to sell such classes of shares. The Trust has adopted the Plans in accordance with the provisions of Rule 12b-1 under the 1940 Act, which regulates circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. The Trust intends to operate the Plan in accordance with its terms and with the Financial Industry Regulatory Authority rules concerning sales charges.

The Plans provide that the Funds will pay a fee at an annual rate of 0.25% of the average daily net assets attributable to the Funds’ outstanding R4 Class Shares in consideration for distribution and other services, which are described more fully below. The fee is generally paid to FDCC as compensation for distribution-related activities although the Funds may pay the fee directly to other Financial Intermediaries.

As noted above, payments for distribution expenses under the Plans are subject to Rule 12b-1 under the 1940 Act. Rule 12b-1 defines distribution expenses to include the cost of “any activity which is primarily intended to result in the sale of shares issued by the Trust.” Rule 12b-1 provides, among other things, that an investment company may bear such expenses only pursuant to a plan adopted in accordance with Rule 12b-1. In accordance with Rule 12b-1, the Plans provide that a report of the amounts expended under the Plans, and the purposes for which such expenditures were incurred, will be made to the Board for its review at least quarterly. Each Plan provides that it may not be amended to increase materially the costs which shares of the Funds may bear for distribution pursuant to the Plans without shareholder approval, and that any other type of material amendment must be approved by a majority of the Board, and by a majority of the trustees who are neither “interested persons” (as defined in the 1940 Act) of the Trust nor have any direct or indirect financial interest in the operation of the Plans or in any related agreement (the “12b-1 Trustees”), by vote cast in person at a meeting called for the purpose of considering such amendments.

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The Trust understands that Financial Intermediaries may charge fees to their customers who are the beneficial owners of Fund shares, in connection with their accounts with such Financial Intermediaries. Any such fees would be in addition to any amounts which may be received by an institution under the applicable Plans.

The Board has concluded that there is a reasonable likelihood that the Plans will benefit each Fund. It is anticipated that the Plans will benefit shareholders because an effective sales program typically is necessary for the Funds to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. The Plans are subject to annual re-approval by a majority of the 12b-1 Trustees and each is terminable at any time with respect to a Fund by a vote of a majority of the 12b-1 Trustees or by vote of the holders of a majority of the applicable classes’ outstanding shares of the Fund. Any agreement entered into pursuant to the Plans with a Financial Intermediary is terminable with respect to a Fund without penalty, at any time, by vote of a majority of the 12b-1 Trustees, by vote of the holders of a majority of the applicable classes’ outstanding shares of the Funds, by FDCC or by the Financial Intermediary. An agreement will also terminate automatically in the event of its assignment.

As long as the Plans are in effect, the nomination of the trustees who are not interested persons of the Trust (as defined in the 1940 Act) must be committed to the discretion of the 12b-1 Trustees.

The Plans provide that expenditures may include, without limitation: (a) payments to the Distributor and to securities dealers and others in respect of the sale of shares of the Funds; (b) payment of compensation to and expenses of personnel (including personnel of organizations with which the Trust has entered into agreements related to these Plans) who engage in or support distribution of shares of the Funds or who render shareholder support services not otherwise provided by the Trust’s transfer agent, administrator, or custodian, including but not limited to, answering inquiries regarding the Trust, processing shareholder transactions, providing personal services and/or the maintenance of shareholder accounts, providing other shareholder liaison services, responding to shareholder inquiries, providing information on shareholder investments in the Shares of the Funds, and providing such other shareholder services as the Trust may reasonably request, arranging for bank wires, assisting shareholders in changing dividend options, account designations and addresses, providing information periodically to shareholders showing their positions in the Funds, forwarding communications from the Funds such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders, processing purchase, exchange, and redemption requests from shareholders and placing orders with the Funds or their service providers; (c) formulation and implementation of marketing and promotional activities, including, but not limited to, direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; (d) preparation, printing and distribution of sales literature; (e) preparation, printing and distribution of prospectuses and statements of additional information and reports of the Trust for recipients other than existing shareholders of the Trust; (f) obtaining information and providing explanations to wholesale and retail distributors of contracts regarding Fund investment objectives and policies and other information about the Funds, including the performance of the Funds; (g) obtaining such information, analyses and reports with respect to marketing and promotional activities as the Trust may, from time to time, deem advisable. During the year ended September 30, 2017 there were $240,382 in 12b-1

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expenses incurred by R4 Class shares, and allocated as follows:

Advertising	Other-Distributor Fee	Compensation to Broker/Dealers	Total Rule 12b-1 fees incurred
$1,315	$60,000	$179,067	$240,382

Shareholder Servicing Plan. The Funds have adopted a shareholder service plan on behalf of its R4 Class Shares and Service Class Shares. Under a shareholder services plan, the Funds may pay an authorized firm up to 0.15% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, such as: 1) receiving and processing shareholder orders; 2) performing the accounting for the shareholder’s account; 3) maintaining retirement plan accounts; 4) answering questions and handling correspondence for individual accounts; 5) acting as the sole shareholder of record for individual shareholders; 6) issuing shareholder reports and transaction confirmations; 7) executing daily investment “sweep” functions; and 8) furnishing investment advisory services.

Because the Funds have adopted the shareholder services plan to compensate authorized firms for providing the types of services described above, the Funds believe the shareholder services plan is not covered by Rule 12b-1 under the 1940 Act, which relates to payment of distribution fees. The Funds, however, follow the procedural requirements of Rule 12b-1 in connection with the implementation and administration of each shareholder services plan.

An authorized firm generally represents in a service agreement used in connection with the shareholder services plan that all compensation payable to the authorized firm from its customers in connection with the investment of their assets in the Funds will be disclosed by the authorized firm to its customers. It also generally provides that all such compensation will be authorized by the authorized firm’s customers.

The Funds do not monitor the actual services being performed by an authorized firm under the plan and related service agreement. The Funds also do not monitor the reasonableness of the total compensation that an authorized firm may receive, including any service fee that an authorized firm may receive from the Funds and any compensation the authorized firm may receive directly from its clients.

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ADDITIONAL INFORMATION ABOUT PURCHASES AND SALES

Purchasing Shares. You may purchase shares of the Funds directly from the Distributor. You may also buy shares through accounts with brokers and other institutions (“authorized institutions”) that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your institution may charge a fee for its services, in addition to the fees charged by the Funds. You will also generally have to address your correspondence or questions regarding the Funds to your authorized institution. The offering price per share is equal to the NAV next determined after the Funds or authorized institution receives your purchase order, plus any applicable sales charge.

Your authorized institution is responsible for transmitting all subscription and redemption requests, investment information, documentation and money to the Funds on time. Certain authorized institutions have agreements with the Funds that allow them to enter confirmed purchase or redemption orders on behalf of clients and customers. Under this arrangement, the authorized institution must send your payment to the Funds by the time it prices its shares on the following day. If your authorized institution fails to do so, it may be responsible for any resulting fees or losses.

The Funds reserve the right to reject any purchase order and to suspend the offering of shares. Under certain circumstances the Trust or the Adviser may waive the minimum initial investment for purchases by officers, trustees, and employees of the Trust and its affiliated entities and for certain related advisory accounts and retirement accounts (such as IRAs). The Fund may also change or waive policies concerning minimum investment amounts at any time.

Exchanging Shares. If you request the exchange of the total value of your account from one fund to another, we will reinvest any declared but unpaid income dividends and capital gain distributions in the new fund at its net asset value. Backup withholding and information reporting may apply. Information regarding the possible tax consequences of an exchange appears in the tax section in this SAI.

If a substantial number of shareholders sell their shares of a Fund under the exchange privilege, within a short period, the Fund may have to sell portfolio securities that it would otherwise have held, thus incurring additional transactional costs. Increased use of the exchange privilege may also result in periodic large inflows of money. If this occurs, it is a Fund’s general policy to initially invest in short-term, interest-bearing money market instruments.

However, if the Adviser believes that attractive investment opportunities (consistent with a Fund’s investment objective and policies) exist immediately, then it will invest such money in portfolio securities in as orderly a manner as is possible.

The proceeds from the sale of shares of the Funds may not be available until the third business day following the sale. The fund you are seeking to exchange into may also delay issuing shares until that third business day. The sale of Fund shares to complete an exchange will be effected at net asset value of the Funds next computed after your request for exchange is received in proper form.

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Eligible Benefit Plans. An eligible benefit plan is an arrangement available to the employees of an employer (or two or more affiliated employers) having not less than 10 employees at the plan’s inception, or such an employer on behalf of employees of a trust or plan for such employees, their spouses and their children under the age of 21 or a trust or plan for such employees, which provides for purchases through periodic payroll deductions or otherwise. There must be at least 5 initial participants with accounts investing or invested in Fund shares and/or certain other funds.

The initial purchase by the eligible benefit plan and prior purchases by or for the benefit of the initial participants of the plan must aggregate not less than $2,500 and subsequent purchases must be at least $50 per account and must aggregate at least $250. Purchases by the eligible benefit plan must be made pursuant to a single order paid for by a single check or federal funds wire and may not be made more often than monthly. A separate account will be established for each employee, spouse or child for which purchases are made. The requirements for initiating or continuing purchases pursuant to an eligible benefit plan may be modified and the offering to such plans may be terminated at any time without prior notice.

Selling Shares. You may sell your shares by giving instructions to the Transfer Agent by mail or by telephone. The Funds will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

The Funds’ procedure is to redeem shares at the NAV next determined after the Transfer Agent receives the redemption request in proper order, less any applicable deferred sales charge on purchases held for less than one year and for which no sales charge was paid at the time of purchase. Payment will be made promptly, but no later than the seventh day following the receipt of the redemption request in proper order. The Board may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the New York Stock Exchange is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays, (b) the SEC has by order permitted such suspension, or (c) an emergency, as defined by rules of the SEC, exists during which time the sale of Fund shares or valuation of securities held by the Fund are not reasonably practicable.

ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES

The Adviser or the Distributor and their affiliates may, out of their own resources and without additional cost to the Funds or their shareholders, pay a 1% solicitation fee to securities dealers or other financial intermediaries (collectively, a “Financial Intermediary”) on each customer purchase solicited by the Financial Intermediary in excess of $1 million. These payments may be in addition to payments made by the Funds to the Financial Intermediary under the Funds’ Rule 12b-1 Plan. For more information regarding the Funds’ Rule 12b-1 Plan, please see “Distribution - Plan of Distribution.”

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SHAREHOLDER SERVICES

As described briefly in the applicable prospectus, the Funds offer the following shareholder services:

Regular Account. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. Simply use the account application provided with the prospectus to open your account.

Telephone Transactions. A shareholder may redeem shares or transfer into another fund by telephone if this service is requested at the time the shareholder completes the initial account application. If it is not elected at that time, it may be elected at a later date by making a request in writing to the Transfer Agent and having the signature on the request guaranteed. The Funds employ reasonable procedures designed to confirm the authenticity of instructions communicated by telephone and, if it does not, it may be liable for any losses due to unauthorized or fraudulent transactions. As a result of this policy, a shareholder authorizing telephone redemption or transfer bears the risk of loss which may result from unauthorized or fraudulent transactions which the Fund believes to be genuine. When requesting a telephone redemption or transfer, the shareholder will be asked to respond to certain questions designed to confirm he shareholder’s identity as the shareholder of record. Cooperation with these procedures helps to protect the account and the Funds from unauthorized transactions.

Automatic Investment Plan. Any shareholder may utilize this feature, which provides for automatic monthly investments into your account. Upon your request, the Transfer Agent will withdraw a fixed amount each month from a checking or savings account for investment into the Funds. This does not require a commitment for a fixed period of time. A shareholder may change the monthly investment, skip a month or discontinue the Automatic Investment Plan as desired by notifying the Transfer Agent at (800) 628-4077.

Retirement Plans. Fund shares are available for purchase in connection with the following tax-deferred prototype retirement plans:

1.   Individual Retirement Arrangements (IRAs). IRAs are available for use by individuals with compensation for services rendered who wish to use shares of the Funds as the funding medium for individual retirement savings. IRAs include traditional IRAs, Roth IRAs and Rollover IRAs.

2.   Simplified Employee Pension Plans (SEPs). SEPs are a form of retirement plan for sole proprietors, partnerships and corporations.

For information about eligibility requirements and other matters concerning these plans and to obtain the necessary forms to participate in these plans, please call the Trust at 855-505-VEST (8378). Each plan’s custodian charges nominal fees in connection with plan establishment and maintenance. These fees are detailed in the plan documents. You may wish to consult with your attorney or other tax adviser for specific advice concerning your tax status and plans.

Exchange Privilege. To the extent that the Adviser manages other funds in the Trust, shareholders may exchange their shares for shares of any other series of the Trust managed by the Adviser, provided the shares of the Fund the shareholder is exchanging into are registered for sale in the shareholder’s state of residence. Each account must meet the minimum investment requirements. As of the date of this prospectus, the Adviser manages 6 funds in the Trust. Also, to make an exchange, an exchange order must comply with the requirements for a redemption or repurchase order and must specify the value or the number of shares to be exchanged. Your

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exchange will take effect as of the next determination of the Fund’s NAV per share (usually at the close of business on the same day). The Trust reserves the right to limit the number of exchanges or to otherwise prohibit or restrict shareholders from making exchanges at any time, without notice, should the Trust determine that it would be in the best interest of its shareholders to do so. For tax purposes, an exchange constitutes the sale of the shares of the fund from which you are exchanging and the purchase of shares of the fund into which you are exchanging. Consequently, the sale may involve either a capital gain or loss to the shareholder for federal income tax purposes. The exchange privilege is available only in states where it is legally permissible to do so.

TAXES

The following discussion is a summary of certain U.S. federal income tax considerations affecting the Funds and their shareholders. The discussion reflects applicable federal income tax laws of the U.S. as of the date of this SAI, which tax laws may be changed or subject to new interpretations by the courts or the Internal Revenue Service (the “IRS”), possibly with retroactive effect. No attempt is made to present a detailed explanation of all U.S. income, estate or gift tax, or foreign, state or local tax concerns affecting the Funds and their shareholders (including shareholders owning large positions in the Funds). The discussion set forth herein does not constitute tax advice. Investors are urged to consult their own tax advisers to determine the tax consequences to them of investing in the Funds.

In addition, no attempt is made to address tax concerns applicable to an investor with a special tax status such as a financial institution, real estate investment trust, insurance company, regulated investment company (“RIC”), individual retirement account, other tax-exempt entity, dealer in securities or non-U.S. investor. Furthermore, this discussion does not reflect possible application of the alternative minimum tax (“AMT”). Unless otherwise noted, this discussion assumes shares of the Funds are held by U.S. shareholders and that such shares are held as capital assets.

A U.S. shareholder is a beneficial owner of shares of the Funds that is for U.S. federal income tax purposes:

•	a citizen or individual resident of the United States (including certain former citizens and former long-term residents);
•
a corporation or other entity treated as a corporation for U.S. federal income tax purposes, created or organized in or under the laws of the United States or any state thereof or the District of Columbia;

•	an estate, the income of which is subject to U.S. federal income taxation regardless of its source; or
•
a trust with respect to which a court within the United States is able to exercise primary supervision over its administration and one or more U.S. shareholders have the authority to control all of its substantial decisions or the trust has made a valid election in effect under applicable Treasury regulations to be treated as a U.S. person.

A “Non-U.S. shareholder” is a beneficial owner of shares of the Funds that is an individual, corporation, trust or estate and is not a U.S. shareholder. If a partnership (including any

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entity treated as a partnership for U.S. federal income tax purposes) holds shares of the Funds, the tax treatment of a partner in the partnership generally depends upon the status of the partner and the activities of the partnership. A prospective shareholder who is a partner of a partnership holding the Fund shares should consult its tax advisors with respect to the purchase, ownership and disposition of its Fund shares.

Taxation as a RIC. The Funds intend to qualify and remain qualified as a RIC under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). A Fund will qualify as a RIC if, among other things, it meets the source-of-income and the asset-diversification requirements. With respect to the source-of-income requirement, a Fund must derive in each taxable year at least 90% of its gross income (including tax-exempt interest) from (i) dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures and forward contracts) derived with respect to its business of investing in such shares, securities or currencies and (ii) net income derived from an interest in a “qualified publicly traded partnership.” A “qualified publicly traded partnership” is generally defined as a publicly traded partnership under Internal Revenue Code section 7704. However, for these purposes, a qualified publicly traded partnership does not include a publicly traded partnership if 90% or more of its income is described in (i) above. Income derived from a partnership (other than a qualified publicly traded partnership) or trust is qualifying income to the extent such income is attributable to items of income of the partnership or trust which would be qualifying income if realized by the Funds in the same manner as realized by the partnership or trust.

The Funds intend to invest in ETFs that are taxable as RICs under the Code. Accordingly, the income the Funds receive from such ETFs should be qualifying income for purposes of the Fund satisfying the 90% Test described above. However, the Funds may also invest in one or more ETFs that are not taxable as RICs under the Code and that may generate non-qualifying income for purposes of satisfying the 90% Test. The Funds anticipate monitoring their investments in such ETFs so as to keep the Funds’ non-qualifying income within acceptable limits of the 90% Test, however, it is possible that such non-qualifying income will be more than anticipated which could cause the Funds to inadvertently fail the 90% Test thereby causing the Funds to fail to qualify as a RIC. In such a case, the Funds would be subject to the rules described below.

If a RIC fails this 90% source-of-income test as long as such failure was due to reasonable cause and not willful neglect it is no longer subject to a 35%. Instead, the amount of the penalty for non-compliance is the amount by which the non-qualifying income exceeds one-ninth of the qualifying gross income.

With respect to the asset-diversification requirement, the Funds must diversify their holdings so that, at the end of each quarter of each taxable year (i) at least 50% of the value of the Fund’s total assets is represented by cash and cash items, U.S. government securities, the securities of other RICs and other securities, if such other securities of any one issuer do not represent more than 5% of the value of the Fund’s total assets or more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in the securities other than U.S. government securities or the securities of other RICs of (a) one issuer, (b) two or more issuers that are controlled by the Fund and that are engaged in the same, similar or related trades or businesses, or (c) one or more qualified publicly traded partnerships.

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If a RIC fails this asset-diversification test, such RIC, in addition to other cure provisions previously permitted, has a 6-month period to correct any failure without incurring a penalty if such failure is “de minimis,” meaning that the failure does not exceed the lesser of 1% of the RIC’s assets, or $10 million. Such cure right is similar to that previously and currently permitted for a REIT.

Similarly, if a RIC fails this asset-diversification test and the failure is not de minimis, a RIC can cure failure if: (a) the RIC files with the Treasury Department a description of each asset that causes the RIC to fail the diversification tests; (b) the failure is due to reasonable cause and not willful neglect; and (c) the failure is cured within six months (or such other period specified by the Treasury). In such cases, a tax is imposed on the RIC equal to the greater of: (a) $50,000 or (b) an amount determined by multiplying the highest rate of tax (currently 21%) by the amount of net income generated during the period of diversification test failure by the assets that caused the RIC to fail the diversification test.

If the Funds qualify as a RIC and distribute to their shareholders, for each taxable year, at least 90% of the sum of (i) its “investment company taxable income” as that term is defined in the Internal Revenue Code (which includes, among other things, dividends, taxable interest, the excess of any net short-term capital gains over net long-term capital losses and certain net foreign exchange gains as reduced by certain deductible expenses) without regard to the deduction for dividends paid, and (ii) the excess of its gross tax-exempt interest, if any, over certain deductions attributable to such interest that are otherwise disallowed, the Funds will be relieved of U.S. federal income tax on any income of the Funds, including long-term capital gains, distributed to shareholders. However, any ordinary income or capital gain retained by the Funds will be subject to U.S. federal income tax at regular corporate federal income tax rates (currently at a maximum rate of 21%). The Funds intend to distribute at least annually substantially all of their investment company taxable income, net tax-exempt interest, and net capital gain.

The Funds will generally be subject to a nondeductible 4% federal excise tax on the portion of its undistributed ordinary income with respect to each calendar year and undistributed capital gains if it fails to meet certain distribution requirements with respect to the one-year period ending on October 31 in that calendar year. To avoid the 4% federal excise tax, the required minimum distribution is generally equal to the sum of (i) 98% of a Fund’s ordinary income (computed on a calendar year basis), (ii) 98.2% of a Fund’s capital gain net income (generally computed for the one-year period ending on October 31) and (iii) any income realized, but not distributed, and on which we paid no federal income tax in preceding years. The Funds generally intend to make distributions in a timely manner in an amount at least equal to the required minimum distribution and therefore, under normal market conditions, does not expect to be subject to this excise tax.

The Funds may be required to recognize taxable income in circumstances in which it does not receive cash. For example, if the Funds hold debt obligations that are treated under applicable tax rules as having original issue discount (such as debt instruments with payment in kind interest or, in certain cases, with increasing interest rates or that are issued with warrants), the Funds must include in income each year a portion of the original issue discount that accrues over the life of the obligation regardless of whether cash representing such income is received by the Funds in the same taxable year. Because any original issue discount accrued will be included in the Funds’ “investment company taxable income” (discussed above) for the year of accrual, the Funds may be required to make a distribution to its shareholders to satisfy the distribution requirement, even though it will not have received an amount of cash that corresponds with the income earned.

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To the extent that the Funds have capital loss carryforwards from prior tax years, those carryforwards will reduce the net capital gains that can support a Fund’s distribution of Capital Gain Dividends. If the Funds use net capital losses incurred in taxable years beginning on or before December 22, 2010 (pre-2011 losses), those carryforwards will not reduce a Fund’s current earnings and profits, as losses incurred in later years will. As a result, if the Funds then makes distributions of capital gains recognized during the current year in excess of net capital gains (as reduced by carryforwards), the portion of the excess equal to pre-2011 losses factoring into net capital gain will be taxable as an ordinary dividend distribution, even though that distributed excess amount would not have been subject to tax if retained by the Funds. Capital loss carryforwards are reduced to the extent they offset current-year net realized capital gains, whether the Funds retain or distribute such gains. Beginning in 2011, a RIC is permitted to carry forward net capital losses indefinitely and may allow losses to retain their original character (as short or as long-term). For net capital losses recognized prior to such date, such losses are permitted to be carried forward up to 8 years and are characterized as short-term. These capital loss carryforwards may be utilized in future years to offset net realized capital gains of the Funds, if any, prior to distributing such gains to shareholders.

Except as set forth in “Failure to Qualify as a RIC,” the remainder of this discussion assumes that the Fund will qualify as a RIC for each taxable year.

Failure to Qualify as a RIC. If the Funds are unable to satisfy the 90% distribution requirement or otherwise fail to qualify as a RIC in any year, they will be subject to corporate level income tax on all of its income and gain, regardless of whether or not such income was distributed. Distributions to a Fund’s shareholders of such income and gain will not be deductible by the Fund in computing its taxable income. In such event, a Fund’s distributions, to the extent derived from the Fund’s current or accumulated earnings and profits, would constitute ordinary dividends, which would generally be eligible for the dividends received deduction available to corporate shareholders, and non-corporate shareholders would generally be able to treat such distributions as “qualified dividend income” eligible for reduced rates of U.S. federal income taxation, if holding period and other requirements are satisfied.

Distributions in excess of a Fund’s current and accumulated earnings and profits would be treated first as a return of capital to the extent of the shareholders’ tax basis in their Fund shares, and any remaining distributions would be treated as a capital gain. To qualify as a RIC in a subsequent taxable year, the Funds would be required to satisfy the source-of-income, the asset diversification, and the annual distribution requirements for that year and dispose of any earnings and profits from any year in which the Funds failed to qualify for tax treatment as a RIC. Subject to a limited exception applicable to RICs that qualified as such under the Internal Revenue Code for at least one year prior to disqualification and that requalify as a RIC no later than the second year following the nonqualifying year, the Funds would be subject to tax on any unrealized built-in gains in the assets held by it during the period in which the Funds failed to qualify for tax treatment as a RIC that are recognized within the subsequent 10 years, unless the Funds made a special election to pay corporate-level tax on such built-in gain at the time of its requalification as a RIC.

Taxation for U.S. Shareholders. Distributions paid to U.S. shareholders by a Fund from its investment company taxable income (which is, generally, the Fund’s ordinary income plus net realized short-term capital gains in excess of net realized long-term capital losses) are generally taxable to U.S. shareholders as ordinary income to the extent of the Fund’s earnings and profits,

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whether paid in cash or reinvested in additional shares. Such distributions (if designated by the Fund) may qualify (i) for the dividends received deduction in the case of corporate shareholders under Section 243 of the Internal Revenue Code to the extent that the Fund’s income consists of dividend income from U.S. corporations, excluding distributions from tax-exempt organizations, exempt farmers’ cooperatives or real estate investment trusts or (ii) in the case of individual shareholders, as qualified dividend income eligible to be taxed at reduced rates under Section 1(h)(11) of the Internal Revenue Code (which provides for a maximum 20% rate) to the extent that the Fund receives qualified dividend income, and provided in each case certain holding period and other requirements are met. Qualified dividend income is, in general, dividend income from taxable domestic corporations and qualified foreign corporations (e.g., generally, foreign corporations incorporated in a possession of the United States or in certain countries with a qualified comprehensive income tax treaty with the United States, or the stock with respect to which such dividend is paid is readily tradable on an established securities market in the United States). A qualified foreign corporation generally excludes any foreign corporation, which for the taxable year of the corporation in which the dividend was paid, or the preceding taxable year, is a passive foreign investment company. Distributions made to a U.S. shareholder from an excess of net long-term capital gains over net short-term capital losses (“capital gain dividends”), including capital gain dividends credited to such shareholder but retained by the Funds, are taxable to such shareholder as long-term capital gain if they have been properly designated by the Funds, regardless of the length of time such shareholder owned the shares of the Funds. The maximum tax rate on capital gain dividends received by individuals is generally 20%. Distributions in excess of a Fund’s earnings and profits will be treated by the U.S. shareholder, first, as a tax-free return of capital, which is applied against and will reduce the adjusted tax basis of the U.S. shareholder’s shares and, after such adjusted tax basis is reduced to zero, will constitute capital gain to the U.S. shareholder (assuming the shares are held as a capital asset). The Funds are not required to provide written notice designating the amount of any qualified dividend income or capital gain dividends and other distributions. The Forms 1099 will instead serve this notice purpose.

As a RIC, the Funds will be subject to the AMT, but any items that are treated differently for AMT purposes must be apportioned between the Funds and the shareholders and this may affect the shareholders’ AMT liabilities. The Funds intend in general to apportion these items in the same proportion that dividends paid to each shareholder bear to the Fund’s taxable income (determined without regard to the dividends paid deduction).

For purpose of determining (i) whether the annual distribution requirement is satisfied for any year and (ii) the amount of capital gain dividends paid for that year, the Funds may, under certain circumstances, elect to treat a dividend that is paid during the following taxable year as if it had been paid during the taxable year in question. If the Funds make such an election, the U.S. shareholder will still be treated as receiving the dividend in the taxable year in which the distribution is made. However, any dividend declared by the Funds in October, November or December of any calendar year, payable to shareholders of record on a specified date in such a month and actually paid during January of the following year, will be treated as if it had been received by the U.S. shareholders on December 31 of the year in which the dividend was declared.

The Funds intend to distribute all realized capital gains, if any, at least annually. If, however, the Funds were to retain any net capital gain, the Funds may designate the retained amount as undistributed capital gains in a notice to shareholders who, if subject to U.S. federal income tax on long-term capital gains, (i) will be required to include in income as long-term capital

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gain, their proportionate shares of such undistributed amount, and (ii) will be entitled to credit their proportionate shares of the federal income tax paid by the Funds on the undistributed amount against their U.S. federal income tax liabilities, if any, and to claim refunds to the extent the credit exceeds such liabilities. If such an event occurs, the tax basis of shares owned by a shareholder of the Funds will, for U.S. federal income tax purposes, generally be increased by the difference between the amount of undistributed net capital gain included in the shareholder’s gross income and the tax deemed paid by the shareholders.

Sales and other dispositions of the shares of the Funds generally are taxable events. U.S. shareholders should consult their own tax adviser with reference to their individual circumstances to determine whether any particular transaction in the shares of the Funds are properly treated as a sale or exchange for federal income tax purposes, as the following discussion assumes, and the tax treatment of any gains or losses recognized in such transactions. The sale or other disposition of shares of the Funds will generally result in capital gain or loss to the shareholder equal to the difference between the amount realized and his adjusted tax basis in the shares sold or exchanged, and will be long-term capital gain or loss if the shares have been held for more than one year at the time of sale. Any loss upon the sale or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any capital gain dividends received (including amounts credited as an undistributed capital gain dividend) by such shareholder with respect to such shares. A loss realized on a sale or exchange of shares of the Funds generally will be disallowed if other substantially identical shares are acquired within a 61-day period beginning 30 days before and ending 30 days after the date that the shares are disposed. In such case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Present law taxes both long-term and short-term capital gain of corporations at the rates applicable to ordinary income of corporations. For non-corporate taxpayers, short-term capital gain will currently be taxed at the rate applicable to ordinary income, while long-term capital gain generally will be taxed at a maximum rate of 20%. Capital losses are subject to certain limitations.

Federal law requires that mutual fund companies report their shareholders’ cost basis, gain/loss, and holding period to the Internal Revenue Service on the Funds’ shareholders’ Consolidated Form 1099s when “covered” securities are sold. Covered securities are any regulated investment company and/or dividend reinvestment plan shares acquired on or after January 1, 2012.

The Funds have chosen average cost as the standing (default) tax lot identification method for all shareholders. A tax lot identification method is the way the Funds will determine which specific shares are deemed to be sold when there are multiple purchases on different dates at differing net asset values, and the entire position is not sold at one time. The Funds have chosen average cost as its standing (default) tax lot identification method for all shareholders. The Funds’ standing tax lot identification method is the method covered shares will be reported on your Consolidated Form 1099 if you do not select a specific tax lot identification method. You may choose a method different than the Funds’ standing method and will be able to do so at the time of your purchase or upon the sale of covered shares. Please refer to the appropriate Internal Revenue Service regulations or consult your tax advisor with regard to your personal circumstances

For those securities defined as “covered” under current Internal Revenue Service cost basis tax reporting regulations, the Funds are responsible for maintaining accurate cost basis and tax lot information for tax reporting purposes. The Funds are not responsible for the reliability or accuracy of the information for those securities that are not “covered.” The Funds and their service providers do not provide tax advice. You should consult independent sources, which may include a tax professional, with respect to any decisions you may make with respect to choosing a tax lot identification method.

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For taxable years beginning after December 31, 2013, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Fund. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Straddles. When a Fund enters into an offsetting position to limit the risk on another position, the “straddle” rules usually come into play. An option or other position entered into or held by a Fund in conjunction with any other position held by the Funds may constitute a “straddle” for Federal income tax purposes. In general, straddles are subject to certain rules that may affect the character and timing of the Fund’s gains and losses with respect to straddle positions. The key features of the straddle rules are as follows:

A Fund may have to wait to deduct any losses. If a Fund has a capital gain in one position of a straddle and a capital loss in the other, the Funds may not recognize the loss for federal income tax purposes until the Fund disposes of both positions. This might occur, for example, if the Fund had a highly appreciated stock position and the Fund purchased protective put options (which give the Fund the right to sell the stock to someone else for a period of time at a predetermined price) to offset the risk. If the stock continued to increase in value and the put options expired worthless, the Fund must defer recognition of the loss on its put options until the Fund sells and recognizes the gain on the original, appreciated position.

A Fund’s capital gain holding period may get clipped. The moment a Fund enters into a typical straddle, the capital gains holding period on its offsetting positions is frozen. If a Fund held the original position for one year or less (thus not qualifying for the long-term capital gains rate), not only is the holding period frozen, it starts all over again when the Fund disposes of the offsetting position.

Losses recognized with respect to certain straddle positions that would otherwise constitute short-term capital losses may be treated as long-term capital losses. This generally has the effect of reducing the tax benefit of such losses.

A Fund may not be able to deduct any interest expenses or carrying charges. During the offsetting period, any interest or carrying charges associated with the straddle are not currently tax deductible, but must be capitalized (added to cost basis).

Original Issue Discount, Pay-In-Kind Securities, Market Discount and Commodity-Linked Notes. Some debt obligations with a fixed maturity date of more than one year from the date of issuance (and zero-coupon debt obligations with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt obligations that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in a Fund’s taxable income (and required to be distributed by the Funds) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security.

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Some debt obligations (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having “market discount.” Very generally, market discount is the excess of the stated redemption price of a debt obligation (or in the case of an obligations issued with OID, its “revised issue price”) over the purchase price of such obligation. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt obligation having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt obligation. Alternatively, the Funds may elect to accrue market discount currently, in which case the Funds will be required to include the accrued market discount in a Fund’s income (as ordinary income) and thus distribute it over the term of the debt security, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The rate at which the market discount accrues, and thus is included in a Fund’s income, will depend upon which of the permitted accrual methods the Fund elects. In the case of higher-risk securities, the amount of market discount may be unclear. See “Higher-Risk Securities.”

Some debt obligations (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having “acquisition discount” (very generally, the excess of the stated redemption price over the purchase price), or OID in the case of certain types of debt obligations. The Funds will be required to include the acquisition discount, or OID, in income (as ordinary income) over the term of the debt obligation, even though payment of that amount is not received until a later time, upon partial or full repayment or disposition of the debt security. The Funds may make one or more of the elections applicable to debt obligations having acquisition discount, or OID, which could affect the character and timing of recognition of income.

In addition, payment-in-kind securities will, and commodity-linked notes may, give rise to income that is required to be distributed and is taxable even though the Funds holding the security receives no interest payment in cash on the security during the year.

If the Funds hold the foregoing kinds of securities, they may be required to pay out as an income distribution each year an amount that is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of a Fund or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realize net capital gains from such transactions, their shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Higher-Risk Securities. To the extent such investments are permissible for the Funds, the Funds may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Funds. Tax rules are not entirely clear about issues such as when the Funds may cease to accrue interest, OID or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income. In limited circumstances, it may also not be clear whether the Funds should recognize market discount on a debt obligation, and if so, what amount of market discount the Funds should recognize. These and other related issues will be addressed by the Funds when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to U.S. federal income or excise tax.

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Issuer Deductibility of Interest. A portion of the interest paid or accrued on certain high yield discount obligations owned by the Funds may not be deductible to (and thus, may affect the cash flow of) the issuer. If a portion of the interest paid or accrued on certain high yield discount obligations is not deductible, that portion will be treated as a dividend for purposes of the corporate dividends-received deduction. In such cases, if the issuer of the high yield discount obligations is a domestic corporation, dividend payments by the Funds may be eligible for the dividends-received deduction to the extent of the deemed dividend portion of such accrued interest.

Interest paid on debt obligations owned by the Funds, if any, that are considered for U.S. tax purposes to be payable in the equity of the issuer or a related party will not be deductible to the issuer, possibly affecting the cash flow of the issuer.

Tax-Exempt Shareholders. A tax-exempt shareholder could recognize UBTI by virtue of its investment in the Funds if shares in the Funds constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Internal Revenue Code Section 514(b). Furthermore, a tax-exempt shareholder may recognize UBTI if the Funds recognize “excess inclusion income” derived from direct or indirect investments in residual interests in REMICs or equity interests in TMPs if the amount of such income recognized by the Funds exceeds a Fund’s investment company taxable income (after taking into account deductions for dividends paid by the Fund).

In addition, special tax consequences apply to charitable remainder trusts (“CRTs”) that invest in regulated investment companies that invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under legislation enacted in December 2006, a CRT (as defined in section 664 of the Internal Revenue Code) that realizes any UBTI for a taxable year, must pay an excise tax annually of an amount equal to such UBTI. Under IRS guidance issued in October 2006, a CRT will not recognize UBTI solely as a result of investing in the Funds that recognize “excess inclusion income.” Rather, if at any time during any taxable year a CRT (or one of certain other tax-exempt shareholders, such as the United States, a state or political subdivision, or an agency or instrumentality thereof, and certain energy cooperatives) is a record holder of a share in the Funds that recognize “excess inclusion income,” then the regulated investment company will be subject to a tax on that portion of its “excess inclusion income” for the taxable year that is allocable to such shareholders, at the highest federal corporate income tax rate. The extent to which this IRS guidance remains applicable in light of the December 2006 legislation is unclear. To the extent permitted under the 1940 Act, the Funds may elect to specially allocate any such tax to the applicable CRT, or other shareholder, and thus reduce such shareholder’s distributions for the year by the amount of the tax that relates to such shareholder’s interest in the Funds. The Funds have not yet determined whether such an election will be made. CRTs and other tax-exempt investors are urged to consult their tax advisers concerning the consequences of investing in the Funds.

Foreign Taxation. Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes.

The ETFs in which the Funds invest may invest in foreign securities. Dividends and interest received by an ETF’s holding of foreign securities may give rise to withholding and other

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taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If the ETF in which the Funds invest is taxable as a RIC and meets certain other requirements, which include a requirement that more than 50% of the value of such ETF’s total assets at the close of its respective taxable year consists of stocks or securities of foreign corporations, then the ETF should be eligible to file an election with the IRS that may enable its shareholders, including the Fund in effect, to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid the by Funds, subject to certain limitations.

A “qualified fund of funds” is a RIC that has at least 50% of the value of its total interests invested in other RICs at the end of each quarter of the taxable year. If the Funds satisfy this requirement or if they meet certain other requirements, which include a requirement that more than 50% of the value of a Fund’s total assets at the close of its taxable year consist of stocks or securities of foreign corporations, then the Funds should be eligible to file an election with the IRS that may enable its shareholders to receive either the benefit of a foreign tax credit, or a tax deduction, with respect to any foreign and U.S. possessions income taxes paid by the Funds, subject to certain limitations.

Foreign Shareholders. Capital Gain Dividends are generally not subject to withholding of U.S. federal income tax. Absent a specific statutory exemption, dividends other than Capital Gain Dividends paid by the Funds to a shareholder that is not a “U.S. person” within the meaning of the Internal Revenue Code (such shareholder, a “foreign shareholder”) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate) even if they are funded by income or gains (such as portfolio interest, short-term capital gains, or foreign-source dividend and interest income) that, if paid to a foreign person directly, would not be subject to withholding.

A regulated investment company is not required to withhold any amounts (i) with respect to distributions (other than distributions to a foreign person (w) that does not provide a satisfactory statement that the beneficial owner is not a U.S. person, (x) to the extent that the dividend is attributable to certain interest on an obligation if the foreign person is the issuer or is a 10% shareholder of the issuer, (y) that is within a foreign country that has inadequate information exchange with the United States, or (z) to the extent the dividend is attributable to interest paid by a person that is a related person of the foreign person and the foreign person is a controlled foreign corporation) from U.S.-source interest income of types similar to those not subject to U.S. federal income tax if earned directly by an individual foreign person, to the extent such distributions are properly reported as such by the Funds in a written notice to shareholders (“interest-related dividends”), and (ii) with respect to distributions (other than (a) distributions to an individual foreign person who is present in the United States for a period or periods aggregating 183 days or more during the year of the distribution and (b) distributions subject to special rules regarding the disposition of U.S. real property interests as described below) of net short-term capital gains in excess of net long-term capital losses to the extent such distributions are properly reported by the regulated investment company (“short-term capital gain dividends”). If the Funds invest in an underlying fund that pays such distributions to the Funds, such distributions retain their character as not subject to withholding if properly reported when paid by the Funds to foreign persons.

The Funds are permitted to report such part of their dividends as interest-related or short-term capital gain dividends as are eligible, but is not required to do so. These exemptions from withholding will not be available to foreign shareholders of Funds that do not currently report their dividends as interest-related or short-term capital gain dividends.

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In the case of shares held through an intermediary, the intermediary may withhold even if the Funds report all or a portion of a payment as an interest-related or short-term capital gain dividend to shareholders. Foreign persons should contact their intermediaries regarding the application of these rules to their accounts.

Under U.S. federal tax law, a beneficial holder of shares who is a foreign shareholder generally is not subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of shares of the Funds or on Capital Gain Dividends unless (i) such gain or dividend is effectively connected with the conduct of a trade or business carried on by such holder within the United States, (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale or the receipt of the Capital Gain Dividend and certain other conditions are met, or (iii) the special rules relating to gain attributable to the sale or exchange of “U.S. real property interests” (“USRPIs”) apply to the foreign shareholder’s sale of shares of the Funds or to the Capital Gain Dividend the foreign shareholder received (as described below).

Special rules would apply if the Funds were either a “U.S. real property holding corporation” (“USRPHC”) or would be a USRPHC but for the operation of certain exceptions to the definition thereof. Very generally, a USRPHC is a domestic corporation that holds USRPIs the fair market value of which equals or exceeds 50% of the sum of the fair market values of the corporation’s USPRIs, interests in real property located outside the United States, and other assets. USRPIs are generally defined as any interest in U.S. real property and any interest (other than solely as a creditor) in a USRPHC or former USRPHC.

If the Funds were a USRPHC or would be a USRPHC but for the exceptions referred to above, any distributions by the Funds to a foreign shareholder (including, in certain cases, distributions made by the Funds in redemption of its shares) attributable to gains realized by the Funds on the disposition of USRPIs or to distributions received by the Fund from a lower-tier regulated investment company or REIT that the Funds are required to treat as USRPI gain in its hands generally would be subject to U.S. tax withholding. In addition, such distributions could result in the foreign shareholder being required to file a U.S. tax return and pay tax on the distributions at regular U.S. federal income tax rates. The consequences to a foreign shareholder, including the rate of such withholding and character of such distributions (e.g., as ordinary income or USRPI gain), would vary depending upon the extent of the foreign shareholder’s current and past ownership of the Funds. On and after January 1, 2012, this “look-through” USRPI treatment for distributions by the Fund, if it were either a USRPHC or would be a USRPHC but for the operation of the exceptions referred to above, to foreign shareholders applies only to those distributions that, in turn, are attributable to distributions received by the Fund from a lower-tier REIT, unless Congress enacts legislation providing otherwise.

In addition, if the Funds were a USRPHC or former USRPHC, it could be required to withhold U.S. tax on the proceeds of a share redemption by a greater-than-5% foreign shareholder, in which case such foreign shareholder generally would also be required to file U.S. tax returns and pay any additional taxes due in connection with the redemption.

Whether or not the Funds are characterized as a USRPHC will depend upon the nature and mix of a Fund’s assets. The Funds do not expect to be a USRPHC. Foreign shareholders should consult their tax advisors concerning the application of these rules to their investment in the Funds.

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If a beneficial holder of Fund shares who is a foreign shareholder has a trade or business in the United States, and the dividends are effectively connected with the beneficial holder’s conduct of that trade or business, the dividend will be subject to U.S. federal net income taxation at regular income tax rates.

If a beneficial holder of Fund shares who is a foreign shareholder is eligible for the benefits of a tax treaty, any effectively connected income or gain will generally be subject to U.S. federal income tax on a net basis only if it is also attributable to a permanent establishment maintained by that beneficial holder in the United States.

To qualify for any exemptions from withholding described above or for lower withholding tax rates under income tax treaties, or to establish an exemption from backup withholding, a foreign shareholder must comply with special certification and filing requirements relating to its non-US status (including, in general, furnishing an IRS Form W-8BEN or substitute form). Foreign shareholders in the Fund should consult their tax advisers in this regard.

A beneficial holder of Fund shares who is a foreign shareholder may be subject to state and local tax and to the U.S. federal estate tax in addition to the federal tax on income referred to above.

Backup Withholding. The Funds generally are required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. The backup withholding tax rate is currently 28%.

Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal income tax liability, provided the appropriate information is furnished to the IRS.

Tax Shelter Reporting Regulations. Under U.S. Treasury regulations, if a shareholder recognizes a loss with respect to a Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

Shareholder Reporting Obligations With Respect to Foreign Financial Assets. Certain individuals (and, if provided in future guidance, certain domestic entities) must disclose annually their interests in “specified foreign financial assets” on IRS Form 8938, which must be attached to their U.S. federal income tax returns for taxable years beginning after March 18, 2010. The IRS has not yet released a copy of the Form 8938 and has suspended the requirement to attach Form 8938 for any taxable year for which an income tax return is filed before the release of Form 8938. Following Form 8938’s release, individuals will be required to attach to their next income tax

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return required to be filed with the IRS a Form 8938 for each taxable year for which the filing of Form 8938 was suspended. Until the IRS provides more details regarding this reporting requirement, including in Form 8938 itself and related Treasury regulations, it remains unclear under what circumstances, if any, a shareholder’s (indirect) interest in the Funds’ “specified foreign financial assets,” if any, will be required to be reported on this Form 8938.

Other Reporting and Withholding Requirements. Rules enacted in March 2010 require the reporting to the IRS of direct and indirect ownership of foreign financial accounts and foreign entities by U.S. persons. Failure to provide this required information can result in a 30% withholding tax on certain payments (“withholdable payments”) made after December 31, 2013. Specifically, withholdable payments subject to this 30% withholding tax include payments of U.S.-source dividends and interest made on or after January 1, 2014, and payments of gross proceeds from the sale or other disposal of property that can produce U.S.-source dividends or interest made on or after January 1, 2015.

The IRS has issued only very preliminary guidance with respect to these new rules; their scope remains unclear and potentially subject to material change. Very generally, it is possible that distributions made by the Funds after the dates noted above (or such later dates as may be provided in future guidance) to a shareholder, including a distribution in redemption of shares and a distribution of income or gains otherwise exempt from withholding under the rules applicable to non-U.S. shareholders described above (e.g., Capital Gain Dividends, Short-Term Capital Gain Dividends and interest-related dividends, as described above) will be subject to the new 30% withholding requirement. Payments to a foreign shareholder that is a “foreign financial institution” will generally be subject to withholding, unless such shareholder enters into a timely agreement with the IRS. Payments to shareholders that are U.S. persons or foreign individuals will generally not be subject to withholding, so long as such shareholders provide the Funds with such certifications or other documentation, including, to the extent required, with regard to such shareholders’ direct and indirect owners, as the Funds require to comply with the new rules. Persons investing in the Funds through an intermediary should contact their intermediary regarding the application of the new reporting and withholding regime to their investments in the Funds.

Shareholders are urged to consult a tax advisor regarding this new reporting and withholding regime, in light of their particular circumstances.

Shares Purchased through Tax-Qualified Plans. Special tax rules apply to investments through defined contribution plans and other tax-qualified plans. Shareholders should consult their tax advisers to determine the suitability of shares of the Funds as an investment through such plans, and the precise effect of an investment on their particular tax situation.

FATCA. Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by a Fund after December 31, 2016. FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports

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information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA. Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA

The foregoing is a general and abbreviated summary of the provisions of the Internal Revenue Code and the Treasury regulations in effect as they directly govern the taxation of the Fund and its shareholders. These provisions are subject to change by legislative and administrative action, and any such change may be retroactive. Shareholders are urged to consult their tax advisers regarding specific questions as to U.S. federal income, estate or gift taxes, or foreign, state, local taxes or other taxes.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions. Generally, equity securities are bought and sold through brokerage transactions for which commissions are payable. Purchases from underwriters will include the underwriting commission or concession, and purchases from dealers serving as market makers will include a dealer’s mark-up or reflect a dealer’s mark-down. The purchase price for securities bought from dealers serving as market makers will similarly include the dealer’s mark up or reflect a dealer’s mark down. When the Funds execute transactions in the over-the-counter market, it will generally deal with primary market makers unless prices that are more favorable are otherwise obtainable.

In selecting brokers and dealers to execute portfolio transactions, the Adviser may consider research and brokerage services furnished to the Adviser or its affiliates. The Adviser may not consider sales of shares of the Funds as a factor in the selection of brokers and dealers, but may place portfolio transactions with brokers and dealers that promote or sell a Fund’s shares so long as such transactions are done in accordance with the policies and procedures established by the Trustees that are designed to ensure that the selection is based on the quality of execution and not on sales efforts. When placing portfolio transactions with a broker or dealer, the Adviser may aggregate securities to be sold or purchased for the Funds with those to be sold or purchased for other advisory accounts managed by the Adviser. In aggregating such securities, the Adviser will average the transaction as to price and will allocate available investments in a manner that the Adviser believes to be fair and reasonable to the Funds and such other advisory accounts. An aggregated order will generally be allocated on a pro rata basis among all participating accounts, based on the relative dollar values of the participating accounts, or using any other method deemed to be fair to the participating accounts, with any exceptions to such methods involving the Trust being reported to the Trustees.

Section 28(e) of the 1934 Act permits the Adviser, under certain circumstances, to cause the Funds to pay a broker or dealer a commission for effecting a transaction in excess of the amount of commission another broker or dealer would have charged for effecting the transaction in recognition of the value of brokerage and research services provided by the broker or dealer. In addition to agency transactions, the Adviser may receive brokerage and research services in connection with certain riskless principal transactions, in accordance with applicable SEC guidance. Brokerage and research services include: (1) furnishing advice as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; (2) furnishing analyses and reports concerning

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issuers, industries, securities, economic factors and trends, Fund strategy, and the performance of accounts; and (3) effecting securities transactions and performing functions incidental thereto (such as clearance, settlement, and custody). In the case of research services, the Adviser believes that access to independent investment research is beneficial to its investment decision-making processes and, therefore, to the Funds.

To the extent that research services may be a factor in selecting brokers, such services may be in written form or through direct contact with individuals and may include information as to particular companies and securities as well as market, economic, or institutional areas and information which assists in the valuation and pricing of investments. Examples of research-oriented services for which the Adviser might utilize Fund commissions include research reports and other information on the economy, industries, sectors, groups of securities, individual companies, statistical information, political developments, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance and other analysis. The Adviser may use research services furnished by brokers in servicing all client accounts and not all services may necessarily be used in connection with the account that paid commissions to the broker providing such services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Funds’ Adviser under the Advisory Agreement. Any advisory or other fees paid to the Adviser are not reduced as a result of the receipt of research services.

In some cases the Adviser may receive a service from a broker that has both a “research” and a “non-research” use. When this occurs, the Adviser makes a good faith allocation, under all the circumstances, between the research and non-research uses of the service. The percentage of the service that is used for research purposes may be paid for with client commissions, while the Adviser will use its own funds to pay for the percentage of the service that is used for non-research purposes. In making this good faith allocation, the Adviser faces a potential conflict of interest, but the Adviser believes that its allocation procedures are reasonably designed to ensure that it appropriately allocates the anticipated use of such services to their research and non-research uses.

From time to time, the Funds may purchase new issues of securities in a fixed price offering. In these situations, the seller may be a member of the selling group that will, in addition to selling securities, provide the Adviser with research services. The Financial Industry Regulatory Authority has adopted rules expressly permitting these types of arrangements under certain circumstances. Generally, the seller will provide research “credits” in these situations at a rate that is higher than that which is available for typical secondary market transactions. These arrangements may not fall within the safe harbor of Section 28(e).

Brokerage with Fund Affiliates. The Funds may execute brokerage or other agency transactions through registered broker-dealer affiliates of either the Funds, the Adviser or the Distributor for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 (the “1934 Act”) and rules promulgated by the SEC. These rules further require that commissions paid to the affiliate by the Funds for exchange transactions not exceed “usual and customary” brokerage commissions. The rules define “usual and customary” commissions to include amounts which are “reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time.” The Trustees, including those who are not “interested persons” of the Funds, have adopted procedures for evaluating the reasonableness of commissions paid to affiliates and review these procedures periodically.

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Securities of “Regular Broker-Dealers” The Funds are required to identify any securities of its “regular brokers and dealers” (as such term is defined in the 1940 Act) which the Funds may hold at the close of its most recent fiscal year.

Allocation. When two or more clients managed by the Adviser are simultaneously engaged in the purchase or sale of the same security, the transactions are allocated in a manner deemed equitable to each client. In some cases this procedure could have a detrimental effect on the price or volume of the security as far as the Funds are concerned. In other cases, however, the ability to participate in volume transactions will be beneficial to the Funds. The Board believes that these advantages, when combined with the other benefits available because of the Adviser’s organization, outweigh the disadvantages that may exist from this treatment of transactions.

For the fiscal year ended September 30, 2017, the Funds paid brokerage commissions of $175,176.

DISCLOSURE OF PORTFOLIO SECURITIES HOLDINGS

This Disclosure of Portfolio Securities Holdings Policy (the “Policy”) shall govern the disclosure of the portfolio securities holdings of each series (individually and collectively the “Fund” or “Funds”) of the Trust. The Trust maintains this Policy to ensure that disclosure of information about portfolio securities is in the best interests of the Fund and the Fund’s shareholders. The Board reviews these policies and procedures as necessary and compliance will be periodically assessed by the Board in connection with a report from the Trust’s Chief Compliance Officer. In addition, the Board has reviewed and approved the provision of portfolio holdings information to entities described below that may be prior to and more frequently than the public disclosure of such information (i.e., “non-standard disclosure”). The Board has also delegated authority to the officers of the Trust and Adviser to provide such information in certain circumstances (see below).

The Trust is required by the SEC to file its complete portfolio holdings schedule with the SEC on a quarterly basis. This schedule is filed with the Trust’s annual and semi-annual reports on Form N-CSR for the second and fourth fiscal quarters and on Form N-Q for the first and third fiscal quarters. The portfolio holdings information provided in these reports is as of the end of the respective quarter. Form N-CSR must be filed with the SEC no later than ten (10) calendar days after the Trust transmits its annual or semi-annual report to its shareholders. Form N-Q must be filed with the SEC no later than sixty (60) calendar days after the end of the applicable quarter.

Additionally, the Trust’s service providers which have contracted to provide services to the Trust and its funds, including, for example, the custodian and the fund accountants, and other service providers assisting with materials utilized in the Board’s 15c processes, and that require portfolio holdings information in order to perform those services, may receive non-standard disclosure. Non-standard disclosure of portfolio holdings information may also be provided to a third-party when the Trust has a legitimate business purpose for doing so. The Trust has the following ongoing arrangements

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with certain third parties to provide the Fund’s portfolio holdings information:

1.
to the Trust’s auditors within sixty (60) days after the applicable fiscal period or other periods as necessary for use in providing audit opinions and other advice related to financial, regulatory, or tax reporting;

2.	to financial printers within sixty (60) days after the applicable fiscal period for the purpose of preparing Trust regulatory filings; and

3.	to the Trust’s administrator, custodian, transfer agent and accounting services provider on a daily basis in connection with their providing services to the Fund.

The Trust’s service providers may also disclose non-public portfolio holdings information if such disclosure is required by applicable laws, rules or regulations, or by regulatory authorities. Additionally, the Adviser may establish ongoing arrangements with certain third parties to provide the Fund’s portfolio holdings information that the Adviser determines that the Fund has a legitimate business purpose for doing so and the recipient is subject to a duty of confidentiality. These third parties may include:

1.	financial data processing companies that provide automated data scanning and monitoring services for the Fund;

2.	research companies that allow the Adviser to perform attribution analysis for the Fund; and

3.	the Adviser’s proxy voting agent to assess and vote proxies on behalf of the Fund.

From time to time, employees of the Adviser may express their views orally or in writing on the Fund’s portfolio securities or may state that the Fund has recently purchased or sold, or continues to own, one or more securities. The securities subject to these views and statements may be ones that were purchased or sold since a Fund’s most recent quarter-end and therefore may not be reflected on the list of the Fund’s most recent quarter-end portfolio holdings. These views and statements may be made to various persons, including members of the press, brokers and other financial intermediaries that sell shares of the Fund, shareholders in the Fund, persons considering investing in the Fund or representatives of such shareholders or potential shareholders, such as fiduciaries of a 401(k) plan or a trust and their advisers, and other entities for which the Adviser may determine. The nature and content of the views and statements provided to each of these persons may differ. From time to time, employees of the Adviser also may provide oral or written information (“portfolio commentary”) about the Fund, including, but not limited to, how the Fund’s investments are divided among various sectors, industries, countries, investment styles and capitalization sizes, and among stocks, bonds, currencies and cash, security types, bond maturities, bond coupons and bond credit quality ratings. This portfolio commentary may also include information on how these various weightings and factors contributed to Fund performance. The Adviser may also provide oral or written information (“statistical information”) about various financial characteristics of the Fund or its underlying portfolio securities including, but not limited to, alpha, beta, R-squared, coefficient of determination, duration, maturity, information ratio, sharpe ratio, earnings growth, payout ratio, price/book value, projected earnings growth, return on equity, standard deviation, tracking error, weighted average quality, market capitalization, percent debt to equity, price to cash flow, dividend yield or growth, default rate, portfolio turnover, and risk and style characteristics. This portfolio commentary and statistical information about the Fund may be based on the Fund’s portfolio as of the most recent quarter-end or the end of some other interim period, such as month-end. The portfolio commentary and statistical information may be provided to various persons, including those described in the preceding paragraph. The nature and content of the information provided to each of these persons may differ.

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Additionally, employees of the Adviser may disclose one or more of the portfolio securities of the Fund when purchasing and selling securities through broker-dealers, requesting bids on securities, obtaining price quotations on securities, or in connection with litigation involving the Fund’s portfolio securities. The Adviser does not enter into formal non-disclosure or confidentiality agreements in connection with these situations; however, the Fund would not continue to conduct business with a person who the Adviser believed was misusing the disclosed information.

The Adviser or its affiliates may manage products sponsored by companies other than itself, including investment companies, offshore funds, and separate accounts and affiliates of the Adviser may provide investment related services, including research services, to other companies, including other investment companies, offshore funds, institutional investors and other entities. In each of these instances, the sponsors of these other companies and the affiliates of the Adviser may receive compensation for their services. In many cases, these other products are managed in a similar fashion to the Fund and thus have similar portfolio holdings, and the other investment related services provided by affiliates of the Adviser may involve disclosure of information that is also utilized by the Adviser in managing the Fund. The sponsors of these other products may disclose the portfolio holdings of their products at different times than the Adviser discloses portfolio holdings for the Fund, and affiliates of the Adviser may provide investment related services to its clients at times that are different than the times disclosed to the Fund.

The Trust and the Adviser currently have no other arrangements for the provision of non-standard disclosure to any party or shareholder. Other than the non-standard disclosure discussed above, if a third-party requests specific, current information regarding the Fund’s portfolio holdings, the Trust will refer the third-party to the latest regulatory filing.

All of the arrangements above are subject to the policies and procedures adopted by the Board to ensure such disclosure is for a legitimate business purpose and is in the best interests of the Trust and its shareholders. The Trust’s CCO is responsible for monitoring the use and disclosure of information relating to Portfolio Securities. Although no material conflicts of interest are believed to exist that could disadvantage the Fund and its shareholders, various safeguards have been implemented to protect the Fund and its shareholders from conflicts of interest, including: the adoption of Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act designed to prevent fraudulent, deceptive or manipulative acts by officers and employees of the Trust, the Adviser and the Distributor in connection with their personal securities transactions; the adoption by the Adviser and Distributor of insider trading policies and procedures designed to prevent their employees’ misuse of material non-public information; and the adoption by the Trust of a Code of Ethics for Officers that requires the Chief Executive Officer and Chief Financial Officer of the Trust to report to the Board any affiliations or other relationships that could potentially create a conflict of interest with the Fund. There may be instances where the interests of the Trust’s shareholders respecting the disclosure of information about portfolio holdings may conflict or appear to conflict with the interests of the Adviser, any principal underwriter for the Trust or an affiliated person of the Trust, the Adviser or the Distributor. In such situations, the conflict must be disclosed to the Board and the Board will attempt to resolve the situation in a manner that it deems in the best interests of the Fund.

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Affiliated persons of the Trust who receive non-standard disclosure are subject to restrictions and limitations on the use and handling of such information, including requirements to maintain the confidentiality of such information, pre-clear securities trades and report securities transactions activity, as applicable. Except as provided above, affiliated persons of the Trust and third party service providers of the Trust receiving such non-standard disclosure will be instructed that such information must be kept confidential and that no trading on such information should be allowed.

Neither the Trust, the Fund nor the Adviser receives compensation or other consideration in connection with the non-standard disclosure of information about portfolio securities.

DESCRIPTION OF SHARES

The Trust was organized as a Delaware statutory trust on April 9, 2007. The Trust’s Agreement and Declaration of Trust authorizes the Board to issue an unlimited number of full and fractional shares of beneficial interest in the Trust and to classify or reclassify any unissued shares into one or more series of shares. The Agreement and Declaration of Trust further authorizes the trustees to classify or reclassify any series of shares into one or more classes. The Trust’s shares of beneficial interest have no par value.

The Funds are authorized to issue two classes of shares: R4 Class Shares imposing no front-end or deferred sales charges and a 0.25% 12b-1 fee; and Service Class Shares imposing no front-end or deferred sales charges and no 12b-1 fee. Each of these classes of shares may also pay up to 0.15% in shareholder service fees pursuant to a shareholder services plan.

Shares have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. When issued for payment as described in the applicable prospectus, shares will be fully paid and non-assessable. In the event of a liquidation or dissolution of the Trust or an individual fund, shareholders of a fund are entitled to receive the assets available for distribution belonging to the particular fund, and a proportionate distribution, based upon the relative asset values of the respective fund, of any general assets of the Trust not belonging to any particular fund which are available for distribution.

Shareholders are entitled to one vote for each full share held, and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class, except as otherwise expressly required by law or when the Board determines that the matter to be voted on affects only the interests of shareholders of a particular class. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate of the Trust’s outstanding shares may elect all of the trustees, irrespective of the votes of other shareholders.

Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each fund affected by the matter. A particular fund is deemed to be affected by a matter unless it is clear that the interests of each fund in the matter are substantially identical or that the matter does not affect any interest of the fund. Under the Rule, the approval of an investment management agreement or any change in an investment objective, if fundamental, or in a fundamental investment policy would be effectively acted upon with respect to a fund only if approved by a majority of the outstanding shares of such fund. However, the Rule also provides

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that the ratification of the appointment of independent public accountants, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Trust voting without regard to series or class.

The Trust does not presently intend to hold annual meetings of shareholders except as required by the 1940 Act or other applicable law. Upon the written request of shareholders owning at least 25% of the Trust’s shares, the Trust will call for a meeting of shareholders to consider the removal of one or more trustees and other certain matters. To the extent required by law, the Trust will assist in shareholder communication in such matters.

The Board has full power and authority, in its sole discretion, and without obtaining shareholder approval, to divide or combine the shares of any class or series thereof into a greater or lesser number, to classify or reclassify any issued shares or any class or series thereof into one or more classes or series of shares, and to take such other action with respect to the Trust’s shares as the Board may deem desirable. The Agreement and Declaration of Trust authorizes the trustees, without shareholder approval, to cause the Trust to merge or to consolidate with any corporation, association, trust or other organization in order to change the form of organization and/or domicile of the Trust or to sell or exchange all or substantially all of the assets of the Trust, or any series or class thereof, in dissolution of the Trust, or any series or class thereof. The Agreement and Declaration of Trust permits the termination of the Trust or of any series or class of the Trust by the trustees without shareholder approval. However, the exercise of such authority by the Board without shareholder approval may be subject to certain restrictions or limitations under the 1940 Act.

PROXY VOTING

The Board of Trustees of the Trust has delegated responsibility for decisions regarding proxy voting for securities held by the Funds to the Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures, which are included in Exhibit A to this SAI. The Board of Trustees will periodically review the Fund’s proxy voting record. The proxy voting policies and procedures of the Trust are included as Exhibit B to this SAI.

The Trust is required to disclose annually each Fund’s complete proxy voting record on Form N-PX. Any material changes to the proxy policies and procedures will be submitted to the Board for approval. Information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ending June 30, will be available (1) without charge, upon request by calling 855-505-VEST (8378) or by writing to the Fund at 8730 Stony Point Parkway, Suite 205, Richmond, VA 23235; and (2) on the SEC’s website at http://www.sec.gov.

CODES OF ETHICS

The Board of Trustees, on behalf of the Trust, has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Adviser and Distributor and Administrator have each adopted Codes of Ethics pursuant to Rule 17j-1. These Codes of Ethics apply to the personal investing activities of trustees, officers and certain employees (“access persons”). Rule 17j-1 and the Codes of Ethics are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. The personnel subject to the Codes are permitted to invest in

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securities, including securities that may be purchased or held by the Fund. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements, or are prohibited from making such investments. Copies of these Codes of Ethics are on file with the SEC, and are available to the public on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov.

FINANCIAL INFORMATION

The Annual Report for the fiscal year ended September 30, 2017 has been filed with the SEC. The financial statements contained in the Annual Report are incorporated by reference into this SAI. The financial statements and financial highlights for the Funds included in the Annual Report have been audited by the Funds’ independent registered public accounting firm, Cohen & Company, Ltd., whose report thereon also appears in such Annual Report and is also incorporated herein by reference. No other parts of the Annual Report are incorporated by reference herein. The financial statements in such Annual Report have been incorporated herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. You may request a copy of the annual and semi-annual reports for the Funds, once available, at no charge by calling the Funds at:

World Funds Trust
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
Telephone: (800) 673-0550

Audited financial statements for the periods ended May 31, 2015 and May 31, 2014, including a full schedule of investments for each period, and including the unaudited financial statements for the period ended November 30, 2015 for The E-ValuatorTM Risk Managed Strategies, series of six collective investment funds that are the predecessors to the Funds (the “E-Valuator CIFs”) is provided in Exhibit D. The assets of each of the E-Valuator CIFs were converted into the assets of a corresponding E-Valuator Fund upon the termination of the CIFs by the CIF trustee and the establishment of the E-Valuator Funds on May 26, 2016. The E-Valuator CIFs’ financial statements (other than for the semi-annual period ending November 30, 2015) have been audited by RSM US LLP (formerly known as McGladrey LLP), the independent auditor for the E-Valuator CIFs.

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EXHIBIT A

Proxy Voting Policy

Systelligence, LLC, the (“Firm”)

PROXY VOTING POLICY

Policy Statement

The Firm reserves the right to deviate from the general provisions contained within any part of this policy, and to vote against any issue regardless of the nature of the issue, if by doing so we protect the shareholder’s interest and value. In the event of such deviation, documentation regarding such vote will be maintained in the Firm’s books and records.

It will generally be the responsibility of the Firm to vote all proxies. The Firm will generally vote proxies in accordance with management recommendations.

Routine Matters

On routine matters, the Firm will support management and vote in accordance with the following:

•
In analyzing directors and boards, the policy we follow generally supports the election of incumbent and newly appointed directors except when a majority of the company’s directors are not independent or where a director fails to attend at least 75% of board and committee meetings. In a contested election we will vote in accordance with what we feel is in the best interests of shareholders.

•	Our policy will support auditor ratification;
•
We generally support management proposals on executive compensation including equity compensation plans, allowing management and board discretion to design and implement effective compensation programs. However, recognizing that at some point the dilutive effect of equity compensation plans can negatively affect overall shareholder returns, the guidelines will vote against plans that would result in total overhang greater than 25%. Similarly, our guidelines will support management advisory votes on compensation and will vote in favor of executive compensation arrangements in connection with merger transactions with the belief that an independent compensation committee is in the best position to design an appropriate compensation program for the company. Further, we follow management’s recommendation for proposals on the frequency of such advisory votes;

•
We recognize that having sufficient available authorized common and preferred shares allows companies flexibility to take advantage of rapidly developing opportunities as well as to effectively operate the business. Therefore, we will support proposals to increase both common and preferred shares;

54

•
We will generally support proposals relating to treatment of shareholders and changes to corporate structure except for management proposals to classify the board of directors which we will vote against to preserve director accountability;

•
We will undertake a thorough examination of the economic implications of a proposed merger or aquisition to determine the transaction’s likelihood of maximizing shareholder return. We will examine the process used to negotiate the transaction as well as the terms of the transaction in making the vote recommendation. We will vote in accordance with our belief in what is in the best interests of shareholders on mergers, acquisitions, and other financing transactions; and

•
We will vote against shareholder proposals not supported by management, thereby allowing management and the board discretion to address issues generally raised by shareholder proponents, including those relating to governance, compensation, environmental, and social issues.

Voting Procedures

Proxy statements are to be reviewed and voted by a Portfolio Manager or another designated person. A record will be made and maintained of all votes. The Firm reserves the right to vote contrary to its stated policy if it believes in its sole opinion that to do so would be in the best interests of its clients and fund shareholders.

The Firm may abstain from voting a proxy if it concludes that the effect on the client’s or shareholder’s economic interests or the value of the portfolio holding is indeterminable or insignificant. The Firm may also abstain from voting if it concludes the cost of voting is disproportionate to the economic impact the vote would have on the portfolio holdings. A record of reasons for any such abstention by the Firm will be maintained.

Conflicts of Interest

Any conflict of interest will be resolved in the best interests of the Firm’s clients and fund shareholders. In the event that a material conflict of interest is identified or believed to exist, the Firm will review such conflict with its Chief Compliance Officer.

The Firm shall also maintain record of any conflicts of interest that were identified with any specific vote, and if so, what action was taken to resolve the conflict with respect to each vote cast.

Proxy Vote Record Retention

The Firm shall maintain records of proxies voted in accordance with Section 204-2 of the Act, including proxy statements, and a record of each vote cast. The Firm shall also keep a copy of its policies and procedures and each written request from a client for proxy voting records and the Firm’s written response to any client request, either written or oral, for such records. Proxy records filed via EDGAR shall be considered maintained by the Firm. All proxy voting records are to be retained for five years, with the first two years in the offices of the Firm.

55

Form N-PX Filing Logistics

The Firm shall be responsible for ensuring that it maintains a complete proxy log and confirms the timely voting of proxies. The proxy vote log will be maintained in such a manner that the following information is contained within the log in accordance with the requirements of submitting Form N-PX for proxies voted on behalf of the Firm’s proprietary mutual fund(s):

•	the name of the issuer;
•	the exchange ticker symbol, if available;
•	the CUSIP number, if available;
•	the shareholder meeting date;
•	a brief identification of the matter voted on;
•	whether the matter was proposed by the issuer or a security holder;
•	whether the Firm cast its vote on the matter;
•	how the Firm cast its vote on the matter (for, against, abstain, or withhold regarding the election of directors); and
•	whether the Firm cast its vote for or against management.

The Firm shall provide the information necessary to complete the Form N-PX to the appropriate fund service provider who will timely submit the filings.

56

EXHIBIT B

World Funds Trust

PROXY VOTING POLICY AND PROCEDURES

The World Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust offers multiple series (each a “Fund” and, collectively, the “Funds”). Consistent with its fiduciary duties and pursuant to Rule 30b1-4 under the 1940 Act (the “Proxy Rule”), the Board of Trustees of the Trust (the “Board”) has adopted this proxy voting policy on behalf of the Trust (the “Policy”) to reflect its commitment to ensure that proxies are voted in a manner consistent with the best interests of the Funds’ shareholders.

Delegation of Proxy Voting Authority to Fund Advisers

The Board believes that the investment advisor of each Fund (each an “Adviser” and, collectively, the “Advisers”), as the entity that selects the individual securities that comprise its Fund’s portfolio, is the most knowledgeable and best-suited to make decisions on how to vote proxies of portfolio companies held by that Fund. The Trust shall therefore defer to, and rely on, the Adviser of each Fund to make decisions on how to cast proxy votes on behalf of such Fund.

The Trust hereby designates the Adviser of each Fund as the entity responsible for exercising proxy voting authority with regard to securities held in the Fund’s investment portfolio. Consistent with its duties under this Policy, each Adviser shall monitor and review corporate transactions of corporations in which the Fund has invested, obtain all information sufficient to allow an informed vote on all proxy solicitations, ensure that all proxy votes are cast in a timely fashion, and maintain all records required to be maintained by the Fund under the Proxy Rule and the 1940 Act. Each Adviser shall perform these duties in accordance with the Adviser’s proxy voting policy, a copy of which shall be presented to this Board for its review. Each Adviser shall promptly provide to the Board updates to its proxy voting policy as they are adopted and implemented.

Conflict of Interest Transactions

In some instances, an Adviser may be asked to cast a proxy vote that presents a conflict between the interests of a Fund’s shareholders, and those of the Adviser or an affiliated person of the Adviser. In such case, the Adviser is instructed to abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board to make a voting decision. When the Board is required to make a

57

proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund’s vote will be cast. In the event that the Board is required to vote a proxy because an Adviser has a conflict of interest with respect to the proxy, the Board will vote such proxy in accordance with the Adviser’s proxy voting policy, to the extent consistent with the shareholders’ best interests, as determined by the Board in its discretion. The Board shall notify the Adviser of its final decision on the matter and the Adviser shall vote in accordance with the Board’s decision.

Availability of Proxy Voting Policy and Records Available to Fund Shareholders

If a Fund has a website, the Fund may post a copy of its Adviser’s proxy voting policy and this Policy on such website. A copy of such policies and of each Fund’s proxy voting record shall also be made available, without charge, upon request of any shareholder of the Fund, by calling the applicable Fund’s toll-free telephone number as printed in the Fund’s prospectus. The Trust’s administrator shall reply to any Fund shareholder request within three business days of receipt of the request, by first-class mail or other means designed to ensure equally prompt delivery.

Each Adviser shall provide a complete voting record, as required by the Proxy Rule, for each series of the Trust for which it acts as adviser, to the Trust’s administrator within 30 days following the end of each 12-month period ending June 30. The Trust’s administrator will file a report based on such record on Form N-PX on an annual basis with the Securities and Exchange Commission no later than August 31st of each year.

Adopted: November 26, 2013

Amended: January 26, 2015

58

Exhibit C

Nominating and Corporate Governance Committee Charter

World Funds Trust

Nominating and Corporate Governance Committee Membership

1.	The Nominating and Corporate Governance Committee of World Funds Trust (the “Trust”) shall be composed entirely of Independent Trustees.

Board Nominations and Functions

1.
The Committee shall make nominations for Trustee membership on the Board of Trustees, including the Independent Trustees. The Committee shall evaluate candidates’ qualifications for Board membership and their independence from the investment advisers to the Trust’s series portfolios and the Trust’s other principal service providers. Persons selected as Independent Trustees must not be “interested person” as that term is defined in the Investment Company Act of 1940, nor shall Independent Trustee have and affiliations or associations that shall preclude them from voting as an Independent Trustee on matters involving approvals and continuations of Rule 12b-1 Plans, Investment Advisory Agreements and such other standards as the Committee shall deem appropriate. The Committee shall also consider the effect of any relationships beyond those delineated in the 1940 Act that might impair independence, e.g., business, financial or family relationships with managers or service providers. See Appendix A for Procedures with Respect to Nominees to the Board.

2.	The Committee shall periodically review Board governance procedures and shall recommend any appropriate changes to the full Board of Trustees.

3.
The Committee shall periodically review the composition of the Board of Trustees to determine whether it may be appropriate to add individuals with different backgrounds or skill sets from those already on the Board.

4.	The Committee shall periodically review trustee compensation and shall recommend any appropriate changes to the Independent Trustees as a group.

Committee Nominations and Functions

1.	The Committee shall make nominations for membership on all committees and shall review committee assignments at least annually.

2.	The Committee shall review, as necessary, the responsibilities of any committees of the Board, whether there is a continuing need for each committee, whether there is a need

59

for additional committees of the Board, and whether committees should be combined or reorganized. The Committee shall make recommendations for any such action to the full Board.

Other Powers and Responsibilities

1.
The Committee shall have the resources and authority appropriate to discharge its responsibilities, including authority to retain special counsel and other experts or consultants at the expense of the Trust.

2.	The Committee shall review this Charter at least annually and recommend any changes to the full Board of Trustees.

Adopted:      August 2, 2013

60

APPENDIX A TO THE NOMINATING AND CORPORATE GOVERNANCE COMMITTEE CHARTER

WORLD FUNDS TRUST

PROCEDURES WITH RESPECT TO NOMINEES TO THE BOARD

I.
Identification of Candidates. When a vacancy on the Board of Trustees exists or is anticipated, and such vacancy is to be filled by an Independent Trustee, the Nominating and Corporate Governance Committee shall identify candidates by obtaining referrals from such sources as it may deem appropriate, which may include current Trustees, management of the Trust, counsel and other advisors to the Trustees, and shareholders of the Trust who submit recommendations in accordance with these procedures. In no event shall the Nominating and Corporate Governance Committee consider as a candidate to fill any such vacancy an individual recommended by any investment adviser of any series portfolio of the Trust, unless the Nominating and Corporate Governance Committee has invited management to make such a recommendation.

II.
Shareholder Candidates. The Nominating and Corporate Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder if such recommendation contains: (i) sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner as determined by the Nominating and Corporate Governance Committee in its discretion. Shareholders shall be directed to address any such recommendations in writing to the attention of the Nominating and Corporate Governance Committee, c/o the Secretary of the Trust. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations.

III.
Evaluation of Candidates. In evaluating a candidate for a position on the Board of Trustees, including any candidate recommended by shareholders of the Trust, the Nominating and Corporate Governance Committee shall consider the following: (i) the candidate’s knowledge in matters relating to the mutual fund industry; (ii) any experience possessed by the candidate as a director or senior officer of public companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills, core competencies and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly and work collaboratively with other members of the Board; (vii) the candidate’s ability to qualify as an Independent Trustee and any other actual or potential conflicts of interest involving the candidate and the Trust; and (viii) such other factors as the Nominating and Corporate Governance Committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies. Prior to making a final recommendation to the Board, the Nominating and Corporate Governance Committee shall conduct personal interviews with those candidates it concludes are the most qualified candidates.

61

EXHIBIT D

TD Ameritrade Trust Company
Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios
Financial Reports, May 31, 2015

TD Ameritrade Trust Company
Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios
Financial Reports, May 31, 2014

TD Ameritrade Trust Company
Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios
Financial Reports (Unaudited),
November 30, 2015

62

TD Ameritrade Trust Company
Collective Investment Funds for
Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Financial Reports
May 31, 2015

63

Contents

Independent Auditor’s Report	1-2

Financial Statements

Statements of Financial Condition	3

Schedules of Investments	4-9

Statements of Operations	10

Statements of Changes in Participants’ Interest	11

Statements of Cash Flows	12

Financial Highlights	13

Notes to Financial Statements	14-19

Independent Auditor’s Report

To the Trust Committee
TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies
Denver, Colorado

Report on the Financial Statements
We have audited the accompanying financial statements of The E-Valuator™ Aggressive Growth Risk Managed Strategy, The E-Valuator™ Conservative Risk Managed Strategy, The E-Valuator™ Growth Risk Managed Strategy, The E-Valuator™ Moderate Risk Managed Strategy, The E-Valuator™ Tactically Managed Strategy, and The E-Valuator™ Very Conservative Risk Managed Strategy (six of the funds constituting the TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans), which comprise the statements of financial condition, including the schedules of investments, as of May 31, 2015, and the related statements of operations, changes in participants’ interest, cash flows and the financial highlights for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements
Management is responsible for the preparation and fair presentation of these financial statements and financial highlights in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements and financial highlights that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility
Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The E-Valuator™ Aggressive Growth Risk Managed Strategy, The E-Valuator™ Conservative Risk Managed Strategy, The E-Valuator™ Growth Risk Managed Strategy, The E-Valuator™ Moderate Risk Managed Strategy, The E-Valuator™ Tactically Managed Strategy, and The E-Valuator™ Very Conservative Risk Managed Strategy as of May 31, 2015, and the results of their operations, their cash flows, and their financial highlights for the year then ended, in accordance with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
September 25, 2015

2

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Financial Condition
May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy	The E-Valuator™ Conservative Risk Managed Strategy	The E-Valuator™ Growth Risk Managed Strategy	The E-Valuator™ Moderate Risk Managed Strategy	The E-Valuator™ Tactically Managed Strategy	The E-Valuator™ Very Conservative Risk Managed Strategy

Assets
Investments at fair value(1)	$24,505,315	$46,644,100	$176,099,039	$112,048,363	$12,639,171	$6,139,696
Cash and cash equivalents	27,272	-	16,223	-	1,158	814
Dividends receivable	4,577	41,484	49,695	84,990	3	3,264
Receivable for securities sold	-	412	-	53,830	-	-

Total assets	$24,537,164	$46,685,996	$176,164,957	$112,187,183	$12,640,332	$6,143,774

Liabilities and Participants’ Interest

Liabilities
TDATC Trustee fee payable Class II	$2,080	$3,955	$14,989	$9,540	$1,079	$514
Advisor fee payable Class II	2,080	3,955	14,989	9,540	1,079	514
Qualified Custodian fee Class II	11,025	20,960	79,440	50,563	5,718	2,723
Audit Fee	272	731	2,574	1,659	214	88
Payable for securities purchased	27,271	-	16,222	-	1,158	815
Payable to affiliate	-	411	-	53,831	-	-

Total liabilities	42,728	30,012	128,214	125,133	9,248	4,654

Participants’ Interest
Participants’ interest - Share Class I	75	62	74	68	62	56
Participants’ interest - Share Class II	24,494,361	46,655,922	176,036,669	112,061,982	12,631,022	6,139,064

Total participants’ interest	24,494,436	46,655,984	176,036,743	112,062,050	12,631,084	6,139,120

Total liabilities and participants’ interest	$24,537,164	$46,685,996	$176,164,957	$112,187,183	$12,640,332	$6,143,774

(1) Cost	$23,078,733	$45,277,568	$160,304,731	$105,807,296	$12,339,524	$6,089,974

See Notes to Financial Statements.

3

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments
May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy				The E-Valuator™ Conservative Risk Managed Strategy

	Fair Value as a				Fair Value as a
	% of				% of
	Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Short term money market funds
United States TDBank USA Institutional Money Market Deposit Account(2)	0.0%	1	$1	$1	0.0%	1	$1	$1
Federated Treasury Obligation Fund	1.0%	233,752	233,752	233,752	1.0%	445,169	445,169	445,169

Total short term money market funds	1.0%		233,753	233,753	1.0%		445,170	445,170

Collective investment funds
United States Morley Stable Value 25 Basis Point Fee Class	-	-	-	-	22.1%	418,363	10,263,808	10,309,376

Total collective investment funds	-		-	-	22.1%		10,263,808	10,309,376

Exchange traded funds

United States Real Estate
Vanguard REIT ETF	-	-	-	-	1.9%	11,386	922,435	901,092
SPDR Dow Jones REIT	-	-	-	-	1.9%	10,150	920,099	903,071

Total United States real estate	-		-	-	3.8%		1,842,534	1,804,163

United States stock
iShares S&P Small Cap 600/Growth	3.0%	5,641	680,688	728,482	-	-	-	-
iShares S&P Small Cap 600/Value	3.0%	6,181	714,590	727,012	-	-	-	-
PowerShares QQQ ETF	3.1%	6,793	703,267	747,610	2.0%	8,635	882,242	950,315
Vanguard Mid-Cap ETF	4.0%	7,527	929,533	975,765	2.0%	7,173	888,328	929,873
iShares S&P SmallCap 600 Index Fund	3.0%	6,222	695,322	727,913	-	-	-	-
Vanguard Mid-Cap Value Index Fund	4.0%	10,578	943,260	981,037	2.0%	10,081	895,666	934,904

Total United States stock	20.1%		4,666,660	4,887,819	6.0%		2,666,236	2,815,092

United States bond
Vanguard Long Term Bond ETF	1.0%	2,591	244,482	235,820	2.9%	14,814	1,396,698	1,348,507

Total United States bond	1.0%		244,482	235,820	2.9%		1,396,698	1,348,507

Total exchange traded funds	21.1%		4,911,142	5,123,639	12.7%		5,905,468	5,967,762

Mutual funds
United States stock
AMCAP Fund	1.5%	12,420	324,813	370,127	1.0%	15,782	367,083	470,316
The Hartford Small Cap Growth Fund	2.0%	8,737	427,374	480,723	-	-	-	-
Vanguard U.S. Value Fund	3.0%	41,132	658,298	740,784	3.0%	78,400	1,082,606	1,411,991
Fidelity Spartan Extended Market Index Fund	4.0%	16,928	891,691	973,510	-	-	-	-
Hotchkis and Wiley Small Cap Value Fund	2.0%	7,855	483,252	492,635	-	-	-	-
Invesco Comstock Fund	1.5%	14,102	328,189	368,618	1.5%	26,879	627,947	702,614
John Hancock Funds III Mid Cap	4.0%	46,627	917,664	985,687	1.0%	22,216	401,454	469,648
JP Morgan Mid Cap Growth Fund	4.1%	31,776	955,123	992,360	-	-	-	-
Vanguard 500 Index Admiral	3.0%	3,787	701,309	738,379	2.0%	4,812	874,869	938,266
Nicholas Fund Inc	4.1%	13,526	892,410	997,168	-	-	-	-
Wells Fargo Advantage Disciplined US Core I	1.5%	23,644	362,640	368,145	1.5%	45,066	690,571	701,673
JPMorgan Disciplined Equity Fund	3.0%	30,111	660,710	739,530	3.0%	57,389	1,112,611	1,409,467
Vanguard Tax Managed Small Cap Fund	2.0%	10,287	426,974	485,652	-	-	-	-
T Rowe Price Institutional Large Cap Core Growth	1.5%	13,655	368,352	364,583	1.0%	17,351	467,951	463,273

Total United States stock	37.2%		8,398,799	9,097,901	14.0%		5,625,092	6,567,248

			(Continued)

4

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments - Continued
May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy				The E-Valuator™ Conservative Risk Managed Strategy

	Fair Value as a				Fair Value as a
	% of				% of
	Participants’	Number of			Participants’	Number of
	Interest(1)	Shares	Cost	Fair Value	Interest(1)	Shares	Cost	Fair Value

Mutual funds (continued)
International stock
American Europacific Growth Fund	3.0%	14,290	$654,286	$734,353	-	-	$-	$-
American Funds New World Fund	3.0%	12,946	724,043	723,168	-	-	-	-
Fidelity Advisor International Small Cap Opportunities	1.0%	16,274	211,021	250,127	-	-	-	-
Oppenheimer International Growth Fund	2.0%	12,967	447,103	499,366	-	-	-	-
Invesco International Growth Fund	2.0%	14,094	450,799	485,526	-	-	-	-
Oppenheimer International Small Company Fund	1.0%	6,990	205,647	252,042	-	-	-	-
Vanguard International Value Fund	2.0%	13,221	462,532	486,803	1.0%	12,603	421,762	464,051
MFS International Value Fund	2.0%	13,550	445,700	488,734	1.0%	12,914	410,756	465,815
Van Eck Emerging Markets Funds	2.9%	45,205	667,733	720,111	-	-	-	-
Vanguard Developed Markets Index Admiral	2.0%	36,872	464,920	490,027	-	-	-	-
Vanguard International Explorer Fund	2.0%	26,985	479,876	497,608	-	-	-	-
JOHCM International Select I	2.0%	23,034	457,519	494,072	-	-	-	-
American New Perspective Fund	3.0%	18,821	687,553	738,169	2.0%	23,921	848,044	938,184
BlackRock Global Allocation Fund Inc.	-	-	-	-	-	-	-	-
First Eagle Global Fund	-	-	-	-	-	-	-	-
Ivy Asset Strategy Fund	-	-	-	-	-	-	-	-
DFA Global Equity Portfolio	3.0%	38,071	656,850	735,158	1.0%	24,191	460,675	467,127
MFS Global Total Return Fund	-	-	-	-	-	-	-	-

Total international stock	30.9%		7,015,542	7,595,264	5.0%		2,141,237	2,335,177

United States bond
American Capital Income Builder	-	-	-	-	2.0%	15,284	819,972	930,950
Allianz AGIC Convertible Fund	1.0%	6,950	251,421	247,892	2.0%	26,492	789,580	944,959
AllianceBernstein Bond Fund Inc High Income Fund	1.0%	27,292	258,273	245,900	5.0%	260,128	2,443,434	2,343,753
PIMCO Income Fund	1.0%	19,778	250,944	247,028	5.0%	188,491	2,238,260	2,354,253
BlackRock High Yield Portfolio	1.0%	30,784	255,728	246,579	3.0%	176,030	1,422,865	1,410,002
Dodge & Cox Income Fund	-	-	-	-	3.0%	101,084	1,407,452	1,397,985
Columbia Floating Rate Fund	-	-	-	-	1.0%	51,262	467,958	469,051
BlackRock Strategic Income Opportunities	1.0%	24,101	248,351	244,864	3.0%	137,794	1,422,730	1,399,991
Dreyfus Opportunistic Fixed Income Fund	1.0%	18,738	250,353	243,963	2.0%	71,415	957,484	929,818
Lord Abbett High Yield I	1.0%	32,040	253,940	246,712	3.0%	183,222	1,461,427	1,410,806
Putnam Convertible Securities Y	1.0%	9,624	237,237	246,660	2.0%	36,685	902,579	940,225
Western Asset Core Plus Bond Portfolio	-	-	-	-	3.0%	119,277	1,388,393	1,395,545

Total United States bond	8.0%		2,006,247	1,969,598	37.0%		15,722,134	15,927,338

United Stated hedged strategies
Calamos Market Neutral Income Fund	-	-	-	-	3.0%	108,000	1,379,805	1,410,486

Total United States hedged strategies	-		-	-	3.0%		1,379,805	1,410,486

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	-		-	-	3.9%	170,921	1,843,508	1,832,270
Templeton Global Bond Fund	1.0%	19,654	253,653	243,710	2.0%	74,903	965,785	928,803
Legg Mason Global Opportunities Bond	1.0%	22,735	259,597	241,450	2.0%	86,673	985,561	920,470

Total international bond	2.0%		513,250	485,160	7.9%		3,794,854	3,681,543

Total mutual funds	78.1%		17,933,838	19,147,923	63.9%		28,663,122	29,921,792

Total investments	100.2%		$23,078,733	$24,505,315	99.7%		$45,277,568	$46,644,100

(1)	Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2)	The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

5

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments – Continued
May 31, 2015

	The E-Valuator™ Growth Risk Managed Strategy				The E-Valuator™ Moderate Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Short term money market funds
United States TDBank USA Institutional Money Market Deposit Account (2)	0.0%	1	$1	$1	0.0%	1	$1	$1
Federated Treasury Obligation Fund	1.0%	1,677,816	1,677,816	1,677,816	1.0%	1,072,250	1,072,250	1,072,250

Total short term money market funds	1.0%		1,677,817	1,677,817	1.0%		1,072,251	1,072,251

Collective investment funds
United States Morley Stable Value 25 Basis Point Fee Class	-	-	-	-	-	-	-	-

Total collective investment funds	-		-	-	-		-	-

Exchange traded funds

United States real estate
Vanguard REIT ETF	1.9%	42,970	3,484,232	3,400,672	2.9%	41,055	3,328,564	3,249,068
SPDR Dow Jones REIT	1.0%	19,154	1,737,693	1,704,103	1.9%	24,400	2,213,379	2,170,838

Total United States real estate	2.9%		5,221,925	5,104,775	4.8%		5,541,943	5,419,906

United States stock
iShares S&P Small Cap 600/Growth	2.0%	27,057	3,244,424	3,494,134	-	-	-	-
iShares S&P Small Cap 600/Value	2.0%	29,647	3,419,564	3,487,057	-	-	-	-
PowerShares QQQ ETF	4.1%	65,199	6,658,958	7,175,095	3.1%	31,147	3,181,095	3,427,736
Vanguard Mid Cap ETF	3.0%	40,616	4,982,357	5,265,103	1.0%	8,624	1,058,487	1,117,944
iShares S&P SmallCap 600 Index Fund	2.0%	29,843	3,328,835	3,491,375	-	-	-	-
Vanguard Mid-Cap Value Index Fund	3.0%	57,082	5,071,816	5,293,745	2.0%	24,241	2,154,260	2,248,074

Total United States stock	16.1%		26,705,954	28,206,509	6.1%		6,393,842	6,793,754

United States bond
Vanguard Long Term Bond ETF	1.0%	18,637	1,758,026	1,696,544	2.9%	35,614	3,360,234	3,241,914

Total United States bond	1.0%		1,758,026	1,696,544	2.9%		3,360,234	3,241,914

Total exchange traded funds	20.0%		33,685,905	35,007,828	13.8%		15,296,019	15,455,574

Mutual funds
United States stock
AMCAP Fund	2.0%	119,150	2,712,443	3,550,675	2.0%	75,897	1,753,686	2,261,727
The Hartford Small Cap Growth Fund	2.0%	62,849	2,697,534	3,457,976	-	-	-	-
Vanguard U.S. Value Fund	4.0%	394,610	5,386,703	7,106,927	4.0%	251,364	3,699,594	4,527,059
Fidelity Spartan Extended Market Index Fund	3.0%	91,337	4,475,500	5,252,807	1.0%	19,393	1,072,231	1,115,292
Hotchkis and Wiley Small Cap Value Fund	2.0%	56,514	3,297,582	3,544,589	1.0%	18,000	1,053,002	1,128,972
Invesco Comstock Fund	2.0%	135,284	3,152,272	3,536,331	2.0%	86,178	2,008,939	2,252,693
John Hancock Funds III Mid Cap	3.0%	251,588	4,526,066	5,318,569	2.0%	106,838	1,923,696	2,258,549
JP Morgan Mid Cap Growth Fund	3.0%	171,460	4,791,265	5,354,709	1.0%	36,406	1,019,168	1,136,945
Vanguard 500 Index Admiral	4.0%	36,328	6,717,259	7,083,879	4.0%	23,140	4,278,408	4,512,364
Nicholas Fund Inc	3.1%	73,009	4,757,513	5,382,204	1.0%	15,502	1,011,596	1,142,812
Wells Fargo Advantage Disciplined US Core I	2.0%	226,819	3,475,859	3,531,576	2.0%	144,481	2,214,176	2,249,577
JPMorgan Disciplined Equity Fund	4.0%	288,839	5,516,609	7,093,883	4.0%	183,984	3,555,799	4,518,656
Vanguard Tax Managed Small Cap Fund	2.0%	74,012	2,626,325	3,494,093	-	-	-	-
T Rowe Price Institutional Large Cap Core Growth	2.0%	130,985	3,533,639	3,497,304	2.0%	83,432	2,250,870	2,227,639

Total United States stock	38.1%		57,666,569	67,205,522	26.0%		25,841,165	29,332,285

(Continued)

6

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments – Continued
May 31, 2015

	The E-Valuator™ Growth Risk Managed Strategy				The E-Valuator™ Moderate Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Mutual funds (continued)
International stock
American Europacific Growth Fund	2.0%	68,552	$2,765,225	$3,522,913	1.0%	21,833	$894,185	$1,122,021
American Funds New World Fund	2.0%	62,098	3,245,585	3,468,822	2.0%	39,556	2,086,530	2,209,611
Fidelity Advisor International Small Cap Opportunities	-	-	-	-	-	-	-	-
Oppenheimer International Growth Fund	1.0%	46,662	1,392,437	1,796,970	1.0%	29,724	905,236	1,144,659
Invesco International Growth Fund	2.0%	101,410	3,006,589	3,493,580	2.0%	64,597	1,933,934	2,225,356
Oppenheimer International Small Company Fund	1.0%	50,300	1,295,421	1,813,811	-	-	-	-
Vanguard International Value Fund	3.0%	142,714	4,736,852	5,254,730	2.0%	60,606	2,024,370	2,231,502
MFS International Value Fund	2.0%	97,495	3,082,725	3,516,653	2.0%	62,102	1,971,301	2,240,034
Van Eck Emerging Markets Funds	2.0%	216,810	2,960,985	3,453,781	1.0%	69,053	950,221	1,100,012
Vanguard Developed Markets Index Admiral	2.0%	265,333	3,188,263	3,526,269	2.0%	169,014	2,093,884	2,246,191
Vanguard International. Explorer Fund	1.0%	97,096	1,724,020	1,790,457	-	-	-	-
JOHCM International Select I	1.0%	82,854	1,639,222	1,777,220	-	-	-	-
American New Perspective Fund	3.0%	135,447	4,572,668	5,312,245	3.0%	86,279	2,725,999	3,383,844
BlackRock Global Allocation Fund Inc.	-	-	-	-	-	-	-	-
First Eagle Global Fund	-	-	-	-	-	-	-	-
Ivy Asset Strategy Fund	-	-	-	-	-	-	-	-
DFA Global Equity Portfolio	2.0%	182,629	3,482,181	3,526,567	3.0%	174,500	3,325,751	3,369,603
MFS Global Total Return Fund	-	-	-	-	-	-	-	-

Total international stock	24.0%		37,092,173	42,254,018	19.0%		18,911,411	21,272,833

United States bond
American Capital Income Builder	1.0%	28,847	1,768,059	1,757,043	2.0%	36,750	2,001,490	2,238,455
Allianz AGIC Convertible Fund	2.0%	100,000	3,288,923	3,566,997	2.0%	63,698	1,885,830	2,272,120
AllianceBernstein Bond Fund Inc High Income Fund	1.0%	196,405	1,842,917	1,769,605	4.0%	500,447	4,683,953	4,509,024
PIMCO Income Fund	2.0%	284,640	3,606,198	3,555,152	4.0%	362,632	4,372,712	4,529,279
BlackRock High Yield Portfolio	1.0%	221,523	1,791,057	1,774,401	3.0%	423,337	3,447,500	3,390,931
Dodge & Cox Income Fund	1.0%	127,203	1,767,545	1,759,220	2.0%	162,057	2,252,105	2,241,245
Columbia Floating Rate Fund	-	-	-	-	-	-	-	-
BlackRock Strategic Income Opportunities	1.0%	173,403	1,790,383	1,761,778	2.0%	220,918	2,281,104	2,244,532
Dreyfus Opportunistic Fixed Income Fund	1.0%	134,798	1,807,584	1,755,064	2.0%	171,733	2,302,910	2,235,965
Lord Abbett High Yield I	1.0%	230,567	1,839,543	1,775,366	3.0%	440,615	3,515,898	3,392,732
Putnam Convertible Securities Y	1.0%	69,238	1,702,683	1,774,571	2.0%	88,209	2,169,975	2,260,785
Western Asset Core Plus Bond Portfolio	1.0%	150,093	1,752,065	1,756,089	3.0%	286,825	3,329,835	3,355,849

Total United States bond	13.0%		22,956,957	23,005,286	29.0%		32,243,312	32,670,917

United States hedged strategies
Calamos Market Neutral Income Fund	-	-	-	-	3.0%	259,734	3,319,239	3,392,124

Total United States hedged strategies	0.0%		-	-	3.0%		3,319,239	3,392,124

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	2.0%	322,582	3,479,776	3,458,077	3.9%	410,961	4,429,916	4,405,504
Templeton Global Bond Fund	1.0%	141,388	1,864,132	1,753,216	2.0%	180,127	2,323,350	2,233,572
Legg Mason Global Opportunities Bond	1.0%	163,585	1,881,402	1,737,275	2.0%	208,409	2,370,633	2,213,303

Total international bond	4.0%		7,225,310	6,948,568	7.9%		9,123,899	8,852,379

Total mutual funds	79.1%		124,941,009	139,413,394	84.9%		89,439,026	95,520,538

Total investments	100.1%		$160,304,731	$176,099,039	99.7%		$105,807,296	$112,048,363

(1)	Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2)	The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

7

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments – Continued
May 31, 2015

	The E-Valuator™ Tactically Managed Strategy				The E-Valuator™ Very Conservative Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Short term money market funds
United States TDBank USA Institutional Money Market Deposit Account (2)	0.0%	1	$1	$1	0.0%	1	$1	$1
Federated Treasury Obligation Fund	1.0%	121,921	121,921	121,921	1.0%	58,417	58,418	58,417

Total short term money market funds	1.0%		121,922	121,922	1.0%		58,419	58,418

Collective investment funds
United States Morley Stable Value 25 Basis Point Fee Class	-	-	-	-	50.2%	125,022	3,067,512	3,080,814

Total collective investment funds	-		-	-	50.2%		3,067,512	3,080,814

Exchange traded funds

United States real estate
Vanguard REIT ETF	-	-	-	-	1.9%	1,497	121,682	118,477
SPDR Dow Jones REIT	-	-	-	-	1.0%	667	60,700	59,368

Total United States real estate	-		-	-	2.9%		182,382	177,845

United States stock
iShares S&P Small Cap 600/Growth	-	-	-	-	-	-	-	-
iShares S&P Small Cap 600/Value	-	-	-	-	-	-	-	-
PowerShares QQQ ETF	-	-	-	-	-	-	-	-
Vanguard Mid Cap ETF	-	-	-	-	-	-	-	-
iShares S&P SmallCap 600 Index Fund	-	-	-	-	-	-	-	-
Vanguard Mid-Cap Value Index Fund	-	-	-	-	-	-	-	-

Total United States stock	-		-	-	-		-	-

United States bond
Vanguard Long Term Bond ETF	-	-	-	-	1.9%	1,300	122,445	118,323

Total United States bond	-		-	-	1.9%		122,445	118,323

Total exchange traded funds	-		-	-	4.8%		304,827	296,168

Mutual funds
United States stock
AMCAP Fund	-	-	-	-	-	-	-	-
The Hartford Small Cap Growth Fund	-	-	-	-	-	-	-	-
Vanguard U.S. Value Fund	-	-	-	-	1.0%	3,435	60,409	61,859
Fidelity Spartan Extended Market Index Fund	-	-	-	-	-	-	-	-
Hotchkis and Wiley Small Cap Value Fund	-	-	-	-	-	-	-	-
Invesco Comstock Fund	-	-	-	-	0.5%	1,178	30,054	30,789
John Hancock Funds III Mid Cap	-	-	-	-	-	-	-	-
JP Morgan Mid Cap Growth Fund	-	-	-	-	-	-	-	-
Vanguard 500 Index Admiral	-	-	-	-	1.0%	316	55,724	61,664
Nicholas Fund Inc	-	-	-	-	-	-	-	-
Wells Fargo Advantage Disciplined US Core I	-	-	-	-	0.5%	1,975	30,271	30,745
JPMorgan Disciplined Equity Fund	-	-	-	-	3.0%	7,543	158,443	185,261
Vanguard Tax Managed Small Cap Fund	-	-	-	-	-	-	-	-
T Rowe Price Institutional Large Cap Core Growth	-	-	-	-	-	-	-	-

Total United States stock	-		-	-	6.0%		334,901	370,318

(Continued)

8

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments – Continued
May 31, 2015

	The E-Valuator™ Tactically Managed Strategy				The E-Valuator™ Very Conservative Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Mutual funds (continued)
International stock
American Europacific Growth Fund	-	-	$-	$-	-	-	$-	$-
American Funds New World Fund	-	-	-	-	-	-	-	-
Fidelity Advisor International Small Cap Opportunities	-	-	-	-	-	-	-	-
Oppenheimer International Growth Fund	-	-	-	-	-	-	-	-
Invesco International Growth Fund	-	-	-	-	-	-	-	-
Oppenheimer International Small Company Fund	-	-	-	-	-	-	-	-
Vanguard International Value Fund	-	-	-	-	-	-	-	-
MFS International Value Fund	-	-	-	-	-	-	-	-
Van Eck Emerging Markets Funds	-	-	-	-	-	-	-	-
Vanguard Developed Markets Index Admiral	-	-	-	-	-	-	-	-
Vanguard International Explorer Fund	-	-	-	-	-	-	-	-
JOHCM International Select I	-	-	-	-	-	-	-	-
American New Perspective Fund	-	-	-	-	1.0%	1,572	53,834	61,658
BlackRock Global Allocation Fund Inc.	24.8%	150,414	3,078,281	3,137,642	-	-	-	-
First Eagle Global Fund	24.8%	57,463	2,958,270	3,135,748	-	-	-	-
Ivy Asset Strategy Fund	24.8%	117,367	3,228,581	3,127,827	-	-	-	-
DFA Global Equity Portfolio	-	-	-	-	1.0%	3,180	60,162	61,399
MFS Global Total Return Fund	24.7%	185,921	2,952,470	3,116,032	-	-	-	-

Total international stock	99.1%		12,217,602	12,517,249	2.0%		113,996	123,057

United States bond
American Capital Income Builder	-	-	-	-	2.0%	2,009	114,361	122,381
Allianz AGIC Convertible Fund	-	-	-	-	2.0%	3,483	110,639	124,225
AllianceBernstein Bond Fund Inc High Income Fund	-	-	-	-	3.0%	20,523	192,139	184,909
PIMCO Income Fund	-	-	-	-	1.0%	4,956	60,965	61,904
BlackRock High Yield Portfolio	-	-	-	-	2.0%	15,430	125,175	123,596
Dodge & Cox Income Fund	-	-	-	-	3.0%	13,293	184,785	183,843
Columbia Floating Rate Fund	-	-	-	-	2.0%	13,481	123,378	123,350
BlackRock Strategic Income Opportunities	-	-	-	-	2.0%	12,079	124,465	122,726
Dreyfus Opportunistic Fixed Income Fund	-	-	-	-	2.0%	9,392	125,355	122,278
Lord Abbett High Yield I	-	-	-	-	2.0%	16,060	127,171	123,661
Putnam Convertible Securities Y	-	-	-	-	2.0%	4,823	118,780	123,607
Western Asset Core Plus Bond Portfolio	-	-	-	-	3.0%	15,687	182,299	183,537

Total United States bond	-		-	-	26.0%		1,589,512	1,600,017

United States hedged strategies
Calamos Market Neutral Income Fund	-	-	-	-	4.0%	18,932	242,665	247,252

Total United States hedged strategies	-		-	-	4.0%		242,665	247,252

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	-	-	-	-	2.0%	11,241	121,847	120,503
Templeton Global Bond Fund	-	-	-	-	2.0%	9,848	127,134	122,117
Legg Mason Global Opportunities Bond	-	-	-	-	2.0%	11,397	129,161	121,032

Total international bond	-		-	-	6.0%		378,142	363,652

Total mutual funds	99.1%		12,217,602	12,517,249	44.0%		2,659,216	2,704,296

Total investments	100.1%		$12,339,524	$12,639,171	100.0%		$6,089,974	$6,139,696

(1)	Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2)	The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

9

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Operations
Year Ended May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy	The E-Valuator™ Conservative Risk Managed Strategy	The E-Valuator™ Growth Risk Managed Strategy	The E-Valuator™ Moderate Risk Managed Strategy	The E-Valuator™ Tactically Managed Strategy	The E-Valuator™ Very Conservative Risk Managed Strategy

Investment income:
Dividends	$755,996	$1,812,008	$6,595,692	$4,952,530	$1,083,131	$161,135

Total investment income	755,996	1,812,008	6,595,692	4,952,530	1,083,131	161,135

Expenses:
Sub-advisor fees - Share Class II	20,601	46,488	169,192	108,363	13,153	6,091
Qualified custodian fees - Share Class II	109,188	246,389	896,719	574,324	69,709	32,285
Audit fees	1,615	4,340	15,273	9,843	1,267	525
Trustee fees - Share Class III	20,601	46,488	169,192	108,363	13,153	6,091

Total expenses	152,005	343,705	1,250,376	800,893	97,282	44,992

Net investment income	603,991	1,468,303	5,345,316	4,151,637	985,849	116,143

Realized and unrealized gain (loss) on investments:
Net realized gain on investments sold	1,067,061	1,912,278	14,224,793	6,664,887	211,860	142,967
Net change in unrealized appreciation on investments	(233,890)	(1,831,553)	(8,345,393)	(5,613,407)	(974,310)	(149,996)

Net gain (loss) on investments	833,171	80,725	5,879,400	1,051,480	(762,450)	(7,029)

Net increase in participants’ interest resulting from operations	$1,437,162	$1,549,028	$11,224,716	$5,203,117	$223,399	$109,114

See Notes to Financial Statements.

10

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Changes in Participants’ Interest
Year Ended May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy		The E-Valuator™ Conservative Risk Managed Strategy		The E-Valuator™ Growth Risk Managed Strategy

	Units	Amount	Units	Amount	Units	Amount

Participants’ interest at beginning of period	1,263,351	$17,262,342	3,903,991	$46,484,550	11,871,209	$163,337,122

Increase in participants’ interest resulting from operations:
Net investment income		603,991		1,468,303		5,345,316
Net realized gain on investments sold		1,067,061		1,912,278		14,224,793
Net change in unrealized appreciation on investments		(233,890)		(1,831,553)		(8,345,393)

Net increase in participants’ interest resulting from operations		1,437,162		1,549,028		11,224,716

Increase (decrease) in participants’ interest resulting from participating unit transactions:
Issuance of units - Share Class II	612,562	8,532,012	678,260	8,206,993	1,760,060	24,805,454
Redemption of units - Share Class II	(197,272)	(2,737,080)	(792,746)	(9,584,587)	(1,658,207)	(23,330,549)

Net increase (decrease) in participants’ interest resulting from participating unit transactions	415,290	5,794,932	(114,486)	(1,377,594)	101,853	1,474,905

Participants’ interest at end of period	1,678,641	$24,494,436	3,789,505	$46,655,984	11,973,062	$176,036,743

	The E-Valuator™ Moderate Risk Managed Strategy		The E-Valuator™ Tactically Managed Strategy		The E-Valuator™ Very Conservative Risk Managed Strategy

	Units	Amount	Units	Amount	Units	Amount

Participants’ interest at beginning of period	8,143,356	$105,341,112	1,148,476	$13,556,220	518,896	$5,614,014

Increase in participants’ interest resulting from operations:
Net investment income		4,151,637		985,849		116,143
Net realized gain on investments sold		6,664,887		211,860		142,967
Net change in unrealized appreciation on investments		(5,613,407)		(974,310)		(149,996)

Net increase in participants’ interest resulting from operations		5,203,117		223,399		109,114

Increase (decrease) in participants’ interest resulting from participating unit transactions:
Issuance of units - Share Class II	1,271,853	16,797,249	254,171	2,982,624	259,992	2,834,447
Redemption of units - Share Class II	(1,160,924)	(15,279,428)	(349,840)	(4,131,159)	(221,277)	(2,418,455)
Net increase (decrease) in participants’ interest resulting from participating unit transactions	110,929	1,517,821	(95,669)	(1,148,535)	38,715	415,992

Participants’ interest at end of period	8,254,285	$112,062,050	1,052,807	$12,631,084	557,611	$6,139,120

See Notes to Financial Statements.

11

TD Ameritrade Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Cash Flows
Year Ended May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy	The E-Valuator™ Conservative Risk Managed Strategy	The E-Valuator™ Growth Risk Managed Strategy	The E-Valuator™ Moderate Risk Managed Strategy	The E-Valuator™ Tactically Managed Strategy	The E-Valuator™ Very Conservative Risk Managed Strategy

Cash Flows from Operating Activities
Net increase in participants’ interest resulting from operations:	$1,437,162	$1,549,028	$11,224,716	$5,203,117	$223,399	$109,114
Adjustments to reconcile net increase in participants’ interest resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(21,715,343)	(42,605,402)	(127,369,471)	(87,287,849)	(3,809,885)	(8,405,671)
Proceeds from sales of investments	15,315,260	42,496,197	120,535,478	81,585,329	3,972,820	7,871,313
Net realized gain on investments sold	(1,067,061)	(1,912,278)	(14,224,793)	(6,664,887)	(211,860)	(142,967)
Net change in unrealized appreciation on investments	233,890	1,831,553	8,345,393	5,613,407	974,310	149,996
Changes in assets and liabilities
Dividends receivable	(3,818)	17,632	2,101	26,765	(2)	1,808
Audit fee payable	271	563	2,203	1,288	213	88
Trustee fee payable - Share Class II	645	41	1,298	686	(63)	44
Sub-advisor fee payable - Share Class II	645	41	1,298	686	(63)	44
Qualified Custodian fee payable - Share Class II	3,418	218	6,876	3,636	(334)	234
Payable for securities purchased	22,420	(7,457)	(11,315)	(23,214)	190	(222)
Receivable for securities sold	-	(412)	-	(53,830)	-	-
Payable to affiliate	-	411	-	53,831	-	-

Net cash provided by (used in) operating activities	(5,772,511)	1,370,135	(1,486,216)	(1,541,035)	1,148,725	(416,219)

Cash Flows from Financing Activities
Issuance of units - Share Class II	8,532,012	8,206,993	24,805,454	16,797,249	2,982,624	2,834,447
Redemptions of units - Share Class II	(2,737,080)	(9,584,587)	(23,330,549)	(15,279,428)	(4,131,159)	(2,418,455)

Net cash provided by (used in) financing activities	5,794,932	(1,377,594)	1,474,905	1,517,821	(1,148,535)	415,992

Net increase (decrease) in cash and cash equivalents	22,421	(7,459)	(11,311)	(23,214)	190	(227)

Cash and cash equivalents:
Beginning of period	4,851	7,459	27,534	23,214	968	1,041

End of period	$27,272	$-	$16,223	$-	$1,158	$814

See Notes to Financial Statements.

12

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Financial Highlights
Year Ended May 31, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy Share Class II	The E-Valuator™ Conservative Risk Managed Strategy Share Class II	The E- Valuator™ Growth Risk Managed Strategy Share Class II	The E-Valuator™ Moderate Risk Managed Strategy Share Class II	The E-Valuator™ Tactically Managed Strategy Share Class II	The E-Valuator™ Very Conservative Risk Managed Strategy Share Class II

Selected per unit data
Unit value beginning of period	$13.66	$11.91	$13.76	$12.94	$11.80	$10.82
Income from investment operations(b):
Net investment income(a)	0.41	0.38	0.45	0.51	0.88	0.21
Net gain (loss) on investments	0.52	0.02	0.49	0.13	(0.68)	(0.02)

Total from investment operations	0.93	0.40	0.94	0.64	0.20	0.19

Unit value end of period	$14.59	$12.31	$14.70	$13.58	$12.00	$11.01

Total return(b)	6.81%	3.36%	6.83%	4.95%	1.69%	1.76%

Ratios and supplemental data
Participants’ interest, end of period	$24,494,361	$46,655,922	$176,036,669	$112,061,982	$12,631,022	$6,139,064
Ratio of net investment income to average participants’ interest	2.93%	3.16%	3.16%	3.83%	7.50%	1.91%
Ratio of expenses to average participants’ interest	0.74%	0.74%	0.74%	0.74%	0.74%	0.74%

(a)	Net investment income per unit was calculated using the average shares method.
(b)	Due to timing of participant unit transactions the per unit amounts and total return presented may not agree with the aggregate gains and losses as presented on the statements of operations.

The Trustee was the only participant in Share Class I as of and for the year ended May 31, 2015. As such, the financial highlights for Share Class I are not presented.

These financial highlights are calculated based on a unit holder’s account that is outstanding for the entire period and may not be indicative of the future performance of the Funds.

See Notes to Financial Statements.

13

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements

Note 1.	Organization

The E-Valuator™ Risk Managed Strategies (the Funds) are collective investment funds established under the Declaration of Trust establishing the TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans (Declaration of Trust) to provide for the collective investment and reinvestment of assets of qualified employer sponsored retirement plans. TD Ameritrade Trust Company (TDATC, referred to herein as the Trustee) serves as the trustee, custodian, transfer agent, and record-keeper for the Funds. Intervest International, Inc. (referred to herein as the Sub-Advisor) provides investment sub-advisory services for the Funds.

Each fund offers two share classes, Share Class I and Share Class II, which differ by their allocation of class specific expenses.

The following describes the individual Funds, as set forth in the Declaration of Trust:

The E-Valuator™ Aggressive Growth Risk Managed Strategy: The E-Valuator™ Aggressive Growth Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking to maximize long term total return through capital appreciation and with no income generation, and investors that can accept higher levels of market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

The E-Valuator™ Conservative Risk Managed Strategy: The E-Valuator™ Conservative Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled funds. The fund is designed for investors seeking to seeking current income with a small exposure to equities. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

The E-Valuator™ Growth Risk Managed Strategy: The E-Valuator™ Growth Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds) or other pooled vehicles. The fund is designed for investors seeking long term growth with minimal consideration toward current income that can tolerate stock market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

The E-Valuator™ Moderate Risk Managed Strategy: The E-Valuator™ Moderate Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking both growth in equities and income. The asset allocation will be rebalanced when an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

14

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements

Note 1.	Organization (Continued)

The E-Valuator™ Tactically Managed Strategy: The E-Valuator™ Tactically Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking exposure to a diversified allocation of tactical asset managers that can accept a higher level of market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced.

The E-Valuator™ Very Conservative Risk Managed Strategy: The E-Valuator™ Very Conservative Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking income and stability of principal with limited exposure to equities. The asset allocation will be rebalanced when an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping the investment expenses low, the fund incorporates a “Core and Satellite” management philosophy with, 50 percent - 80 percent of a category allocation invested in the “Core” holdings and the remaining amount invested in the “Satellite” holding.

Note 2.	Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the accompanying financial statements.

Principles of accounting: The accompanying financial statements have been prepared in accordance with Generally Accepted Accounting Principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition, results of operations and cash flows. The Funds each meet the definition of an investment company and therefore follow the investment company guidance in FASB Accounting Standards Codification (ASC) 946.

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Funds’ Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations and cash flows during the reporting period. Estimates include determination of fair value of investments. Actual results could differ from those estimates.

Cash and cash equivalents: The Funds consider all highly liquid instruments with original maturities of three months or less at the acquisition date to be cash equivalents. Cash balances of the Funds and other affiliated entities are combined into a deposit account provided by an affiliate of the Trustee. The balance of the deposit account is in excess of federally insured limits; however, management of the Funds does not believe the Funds are exposed to any significant credit risk.

15

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements

Note 2.	Summary of Significant Accounting Policies (Continued)

Investment valuation: The Funds record investments at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds utilize valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date. The Funds do not adjust the quoted price for these investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and takes into consideration factors specific to the investment.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows:

Short term money market funds - Short term investments are valued at cost, which approximates fair value.

Mutual funds - Mutual funds are valued at their daily net asset value.

Exchange traded funds - Exchange traded funds are valued daily based on quoted market prices.

Short term money market funds, mutual funds, and exchange traded funds are measured at fair value on a recurring basis using Level 1 inputs based on quoted prices for identical assets in active markets as of the measurement date. The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The Funds assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Funds’ accounting policies regarding the recognition of transfers between levels of the fair value hierarchy. For the year ended May 31, 2015, there were no transfers between levels.

16

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements

Note 2.	Summary of Significant Accounting Policies (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Collective investment funds - As a practical expedient, the valuation of investments in other funds is generally equal to the reported net asset value (NAV) of the investment fund, without adjustment, as the reported net asset value represents fair value based on observable data such as ongoing redemption or subscription activity. The Trustee may adjust the valuation obtained from the investment fund if it is aware of information indicating that a value reported does not accurately reflect the value of the investment fund. In determining fair value the Trustee may consider various factors, including the financial statements of the investment fund as well as any other relevant valuation information to determine if any adjustments should be made to the NAV reported by the investment fund. The fair value of the Funds’ investments in the investment funds generally represents the amount the Funds would expect to receive if they were to liquidate their investments in the funds. However, certain funds may provide the manager of the fund with the ability to suspend or postpone redemptions (a gate), or a (lock-in period) upon initial subscription, within which the Funds may not redeem in a timely manner. If there is an imposition of a gate, if a “lock-in period” in excess of 3 months is remaining at the fair value measurement date, or if the Funds may not redeem its holding in the fund within 3 months or less, the Trustee’s ability to validate or verify the NAV through redeeming may be impaired. The Funds adopted ASU 2015-07, Disclosures for Investments In Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) - a Consensus of Emerging Issues Task Force, during the year ended May 31, 2015 and therefore the inputs used in the valuation of the collective investment funds are no longer required to be categorized within the fair value hierarchy.

Investment transactions and dividends: Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined on the average lot cost method and are included as net realized gain (loss) on investments sold in the accompanying statements of operations. The difference between the cost and the fair value of open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from the prior period is reflected in the accompanying statements of operations. Dividend income is recognized on the ex-dividend date.

Allocation of income and expenses: Income, audit expenses, and the gains/losses of each fund are allocated on a pro-rata basis to each class of shares, except for trustee, sub-advisor, and if applicable, qualified custodian fees, which are unique to each class of shares.

Federal income taxes: Each of the Funds qualify as a “group trust” and the Funds as established under the trust are exempt from taxation. Accordingly, the financial results of the Funds contain no provision for income taxes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. This requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. As of May 31, 2015 and for the year then ended, management has determined that there are no material uncertain tax positions. The Funds file income tax returns in U.S. federal jurisdiction. The current and prior three tax years generally remain subject to examination by U.S. federal tax authorities.

17

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements

Note 2.	Summary of Significant Accounting Policies (Continued)

Participant transactions: The unit values of the Funds are determined at the close of each business day that the New York Stock Exchange is open for business. Units may be issued and redeemed on any business day at the daily unit value. All earnings, gains, and losses of the Funds are reflected in the computation of the daily unit value and are realized by the participants upon redemption from the Funds. Net investment income and net realized gains are reinvested, and thus, there are no distributions of net investment income or net realized gains to participants.

Subsequent events: The Trustee, as manager of the Funds, has evaluated the period after the financial statement date through September 25, 2015, the date the financial statements were available to be issued, and has determined that there are no subsequent events that require recognition or disclosure.

Recently adopted accounting pronouncements: In May 2015, the FASB issued ASU 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) – a Consensus of Emerging Issues Task Force (ASU 2015-07). ASU 2015-07 removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value per share practical expedient. ASU 2015-07 also removes the requirement to make certain disclosures for all investments that are eligible to be measured at fair value using the net asset value per share practical expedient. ASU 2015-07 is effective for fiscal years beginning after December 15, 2015. Early adoption is permitted. The Funds have elected to early adopt this guidance.

Note 3.	Investments

As of May 31, 2015, investments in collective investment funds valued using the practical expedient are as follows:

TD Ameritrade Collective Investment Fund	Investment Fund	Fair Value	% of Participants’ Interest	Investment Objective	Permitted

The E-Valuator™ Conservative Risk Managed Strategy	Morley Stable Value 25 Basis Point Fee Class	10,309,376	22.1%	Fixed Income	Daily*
The E-Valuator™ Very Conservative Risk Managed Strategy	Morley Stable Value 25 Basis Point Fee Class	3,080,814	50.2%	Fixed Income	Daily*

* The general partner or sponsor of the respective investment fund reserves the right to require a 12-month notice for withdrawal of assets from the investment fund by the Trustee. Requests for redemptions by the Funds’ participants are not subject to this restriction.

There are no current plans to make significant redemptions from the investments in the investment fund as of May 31, 2015. Information about each investment fund portfolio as of the date of these financial statements is not available to the Funds.

18

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements

Note 4.	Related-Party Transactions

For liquidity and administrative purposes, the Funds seek to maintain approximately 2 percent of their assets in cash or cash equivalents. The cash component for the Funds could have been composed of a bank depository account provided by an affiliate of the Trustee or a short-term money market fund. The short-term money market fund option provided is the Federated Treasury Obligation Fund, which is not an affiliate of the Trustee.

In the event the audit fee impacts the Funds’ unit values as determined on a daily basis, by an amount greater than $0.005 per unit, the Trustee will assume such excess audit fees. In addition, if the audit fees caused the Funds’ total expenses, including the expenses of the underlying assets, to exceed 2 percent of average participant interest annually, the Trustee will assume such excess audit fees. For the year ended May 31, 2015, the Trustee did not assume any fees.

As of May 31, 2015, The E-Valuator™ Conservative Risk Managed Strategy and The E-Valuator™ Moderate Risk Managed Strategy had a payable to affiliate relating to over-night advances of cash of $411 and $53,831, respectively, from the Trustee which is included on the statements of financial condition.

The Trustee owns all of Share Class I as of May 31, 2015. No expenses are allocated to these shares.

Note 5.	Fees

The Trustee charges the Funds a fee in accordance with a tiered fee schedule based on total assets held by external participants in the Funds. This fee for the year ended May 31, 2015 for Share Class I was equal to 0.51 percent per annum for $200 million to $300 million in assets and 0.48 percent per annum for $300 million to $400 million in assets; for Share Class II this fee was equal to 0.75 percent per annum for $200 million to $300 million in assets, and 0.73 percent per annum for $300 million to $400 million in assets. This fee accrues on a daily basis and is payable monthly in arrears.

From the Trustee, 0.10 percent of this fee is paid to the Sub-Advisor for sub-advisory services provided to the Funds for Share Class I and II, which is presented on the statements of operations. A portion of the Trustee Fee, 0.28 percent for Share Class I and 0.53 percent for Share Class II is paid to a qualified custodian for unit holder servicing and administrative services. The Trustee may serve as a qualified custodian, in which case the 0.28 percent for Share Class I or 0.53 percent for Share Class II will be paid directly to the participating trust account.

Note 6.	Risks and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide indemnifications under certain circumstances. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of future obligation under these indemnifications to be remote.

The managers of underlying collective investment funds in which the Funds may invest, may utilize derivative instruments with off-balance-sheet risk. The Funds’ exposure to risk is limited to the amount of their investment in the underlying collective investment funds.

19

TD Ameritrade Trust Company
Collective Investment Funds for
Employee Benefit Plans
Customized Risk Based Portfolios

Financial Reports
May 31, 2014

Contents

Independent Auditor’s Report	1-2

Financial Statements

Statements of Assets and Liabilities	3

Schedules of Investments	4-6

Statements of Operations	7

Statements of Changes in Participants’ Interest	8

Statements of Cash Flows	9

Financial Highlights	10

Notes to Financial Statements	11-18

Independent Auditor’s Report

To the Trust Committee
TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios
Denver, Colorado

Report on the Financial Statements

We have audited the accompanying financial statements of the Customized Risk Based Aggressive Growth Portfolio, Customized Risk Based Conservative Portfolio, Customized Risk Based Growth Portfolio, Customized Risk Based Moderate Portfolio, Customized Risk Based Tactical Manager Portfolio, and Customized Risk Based Very Conservative Portfolio (six of the funds constituting the TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans), which comprise the statements of assets and liabilities, including the schedules of investments, as of May 31, 2014, and the related statements of operations, changes in participants’ interest, cash flows and the financial highlights for the year then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

1

Opinion

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Customized Risk Based Aggressive Growth Portfolio, Customized Risk Based Conservative Portfolio, Customized Risk Based Growth Portfolio, Customized Risk Based Moderate Portfolio, Customized Risk Based Tactical Manager Portfolio, and Customized Risk Based Very Conservative Portfolio as of May 31, 2014, and the results of their operations, their cash flows, and their financial highlights for the year then ended, in accordance with accounting principles generally accepted in the United States of America.

/s/ McGladrey LLP

Denver, Colorado
September 29, 2014

2

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Statements of Assets and Liabilities
May 31, 2014

	Customized				Customized	Customized
	Risk Based	Customized	Customized	Customized	Risk Based	Risk Based
	Aggressive	Risk Based	Risk Based	Risk Based	Tactical	Very
	Growth	Conservative	Growth	Moderate	Manager	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments at fair value(1)	$17,272,061	$46,454,170	$163,385,646	$105,294,363	$13,564,556	$5,612,367
Cash and cash equivalents	4,851	7,459	27,534	23,214	968	1,041
Dividends receivable	759	59,116	51,796	111,755	1	5,072

Total assets	$17,277,671	$46,520,745	$163,464,976	$105,429,332	$13,565,525	$5,618,480

Liabilities and Participants’ Interest

Liabilities
Trustee fees payable - Share Class II	$1,435	$3,914	$13,691	$8,854	$1,142	$470
Sub-advisor fees payable - Share Class II	1,435	3,914	13,691	8,854	1,142	470
Qualified custodian fees payable - Share Class II	7,607	20,742	72,564	46,927	6,052	2,489
Audit fees payable	1	168	371	371	1	-
Payable for investments purchased	4,851	7,457	27,537	23,214	968	1,037

Total liabilities	15,329	36,195	127,854	88,220	9,305	4,466

Participants’ Interest
Participants’ interest - Share Class I	69	60	69	65	60	55
Participants’ interest - Share Class II	17,262,273	46,484,490	163,337,053	105,341,047	13,556,160	5,613,959

Total participants’ interest	17,262,342	46,484,550	163,337,122	105,341,112	13,556,220	5,614,014

Total liabilities and participants’ interest	$17,277,671	$46,520,745	$163,464,976	$105,429,332	$13,565,525	$5,618,480

(1) Cost	$15,611,587	$43,256,085	$139,245,945	$93,439,883	$12,290,601	$5,412,650

See Notes to Financial Statements.

3

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Schedules of Investments
May 31, 2014

	Customized Risk Based Aggressive Growth Portfolio				Customized Risk Based Conservative Portfolio

	Fair Value as				Fair Value as
	a % of				a % of
	Participants’	Number			Participants’	Number of
	Interest(1)	of Shares	Cost	Fair Value	Interest(1)	Shares	Cost	Fair Value

Short term money market funds
TDBank USA Institutional MMDA(2)	0.0%	1	$1	$1	0.0%	1	$1	$1
Federated Treasury Obligation Fund	0.5%	80,806	80,806	80,806	0.8%	371,845	371,845	371,845

Total short-term money market funds	0.5%		80,807	80,807	0.8%		371,846	371,846

Collective investment funds
Morley Stable Value 220 Fund	-	-	-	-	21.2%	402,351	9,696,418	9,857,592

Total collective investment funds	-		-	-	21.2%		9,696,418	9,857,592

Mutual funds
United States stock
JP Morgan Mid Cap Value Institutional	3.0%	14,223	456,155	525,809	-	-		-
Vanguard 500 Index Signal	3.1%	3,612	458,118	531,008	1.0%	3,308	361,207	486,351
AMCAP Fund	3.2%	18,746	463,267	546,821	2.1%	33,360	732,581	973,112
JPMorgan Small Cap Value Fund	1.9%	11,808	290,222	330,391	-	-	-	-
Vanguard Mid Cap Growth Fund	3.0%	20,446	474,459	509,918	-	-	-	-
Vanguard Small Cap Growth Index	1.9%	9,813	287,144	331,964	-	-	-	-
JPMorgan Disciplined Equity Fund	3.1%	22,878	477,300	532,838	3.2%	62,859	1,158,260	1,463,997
DFA US Small Cap I	2.9%	16,618	479,844	506,514	-	-	-	-
Vanguard Tax Managed Small Cap Fund	2.9%	11,828	471,166	508,027	-	-	-	-
The Hartford Small Cap Growth Fund	1.9%	6,774	308,263	334,629	-	-	-	-
Vanguard U.S. Value Fund	2.1%	21,404	303,689	356,800	4.3%	118,443	1,568,596	1,974,451
DFA US Targeted Value Portfolio	-	-	-	-	-	-	-	-
AllianceBernstein Discovery Growth	3.8%	69,707	647,607	653,152	-	-	-	-
Fidelity Spartan Ext Market Index Fund	3.0%	9,677	483,253	517,049	-	-	-	-
Hotchkis and Wiley Small Cap Value Fund	2.1%	5,623	331,912	360,516	-	-	-	-
Invesco Cornstock Fund	3.0%	21,321	475,082	525,987	5.2%	97,440	2,246,437	2,403,856
Vanguard Diversified Equity Fund	2.0%	11,105	316,831	351,470	2.1%	30,289	836,892	958,637
Vanguard Extended Market Index Fund	4.0%	10,819	627,917	689,705	-	-	-	-
Vanguard Selected Value Fund	3.1%	18,414	488,732	539,713	2.1%	32,977	846,433	966,560
John Hancock Funds III Mid Cap	-	-	-	-	2.1%	50,337	895,391	953,894
JP Morgan Mid Cap Growth Fund	-	-	-	-	-	-	-	-

Total United States stock	50.0%		7,840,961	8,652,311	22.1%		8,645,797	10,180,858

International stock
American Europacific Growth Fund	4.1%	13,986	615,759	704,353	-	-	-	-
American Funds New World Fund	5.0%	14,155	780,827	866,824	-	-	-	-
Fidelity Advisor International Small Cap Opportunity	1.0%	12,058	148,662	177,015	-	-	-	-
Oppenheimer International Growth Fund	4.0%	17,783	591,815	697,465	-	-	-	-
Franklin International Small Companies Growth Fund	2.1%	15,708	302,377	356,417	-	-	-	-
Invesco International Growth Fund	3.1%	15,079	466,633	531,692	-	-	-	-
Oppenheimer Internet Small Company Fund	1.1%	5,518	152,517	185,527	-	-	-	-
Vanguard International Value Fund	4.1%	18,357	628,430	707,477	1.0%	12,514	408,628	482,283
MFS International Value Fund	3.0%	14,785	473,915	522,357	1.0%	13,653	426,810	482,351
Oppenheimer International Diversified Y	2.0%	22,918	348,583	348,583	-	-	-	-
Van Eck Emerging Markets Funds	3.0%	33,681	464,579	515,992	-	-	-	-
Vanguard Developed Markets Index Fund	3.1%	38,483	479,239	526,826	-	-	-	-

Total international stock	35.6%		5,453,336	6,140,528	2.0%		835,438	964,634

Global Stock
American New Perspective Fund	6.0%	27,128	970,033	1,042,535	2.0%	24,693	751,081	948,952
BlackRock Global Allocation Fund Inc.	-	-	-	-	-	-	-	-
First Eagle Global Fund	-	-	-	-	-	-	-	-
Ivy Asset Strategy Fund	-	-	-	-	-	-	-	-
DFA Global Equity Portfolio	4.1%	37,843	628,421	704,628	-	-	-	-
MFS Global Total Return Fund	-	-	-	-	-	-	-	-

Total global stock	10.1%		1,598,454	1,747,163	2.0%		751,081	948,952

United States bond
Oppenheimer Senior Floating Rate	-	-	-	-	1.9%	107,621	898,799	901,863
American Capital Income Builder	-	-	-	-	4.2%	31,929	1,671,059	1,950,567
Allianz AGIC Convertible Fund	-	-	-	-	2.0%	26,122	742,500	947,170
Franklin Convertible Securities Fund	-	-	-	-	2.0%	49,849	757,494	945,134
PIMCO Income Fund	-	-	-	-	5.0%	184,266	2,159,935	2,338,332
AllianceBern Bond Fund Inc High Income Fund	-	-	-	-	5.0%	242,342	2,284,667	2,336,174
BlackRock High Yield Portfolio	-	-	-	-	5.0%	276,815	2,234,504	2,325,243
Invesco Floating Rate Fund	-	-	-	-	1.9%	112,968	896,902	901,483
Calamos Market Neutral Income Fund	-	-	-	-	4.9%	176,137	2,244,883	2,280,974
AllianzGI High Yield Bond Fund	-	-	-	-	2.0%	91,517	913,249	920,664
Columbia Floating Rate Fund	-	-	-	-	1.9%	97,401	899,995	904,858
Scout Core Plus Bond Fund	-	-	-	-	1.0%	13,951	442,726	450,492
Western Asset Short Duration High Income	-	-	-	-	4.9%	353,608	2,231,128	2,294,915

Total United States bond	-		-	-	41.7%		18,377,841	19,497,869

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	-	-	-	-	4.0%	170,161	1,829,832	1,839,443
Templeton Global Bond Fund	1.9%	24,712	320,721	328,178	3.0%	106,187	1,373,788	1,410,164
AllianceBernstein Global Bond Fund Inc	1.9%	38,053	317,308	323,074	3.0%	162,875	1,374,044	1,382,812

Total international bond	3.8%		638,029	651,252	10.0%		4,577,664	4,632,419

Total mutual funds	99.5%		15,530,780	17,191,254	77.8%		33,187,821	36,224,732

Total investments	100.0%		$15,611,587	$17,272,061	99.8%		$43,256,085	$46,454,170

(1) Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2) The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

4

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Schedules of Investments - Continued
May 31, 2014

	Customized Risk Based Growth Portfolio				Customized Risk Based Moderate Portfolio

	Fair Value as				Fair Value as
	a % of				a % of
	Participants’	Number of			Participants’	Number
	Interest(1)	Shares	Cost	Fair Value	Interest(1)	of Shares	Cost	Fair Value

Short term money market funds
TDBank USA Institutional MMDA(2)	0.0%	1	$1	$1	0.0%	1	$1	$1
Federated Treasury Obligation Fund	0.8%	1,333,452	1,333,452	1,333,452	0.8%	839,872	839,872	839,872

Total short-term money market funds	0.8%		1,333,453	1,333,453	0.8%		839,873	839,873

Collective investment funds
Morley Stable Value 220 Fund	-	-	-	-	-	-	-	-

Total collective investment funds	-		-	-	-		-	-

Mutual funds
United States stock
JP Morgan Mid Cap Value Institutional
Vanguard 500 Index Signal	4.1%	45,585	4,920,115	6,701,455	4.1%	29,554	3,236,960	4,344,781
AMCAP Fund	4.1%	229,842	4,974,016	6,704,490	4.1%	148,968	3,276,749	4,345,392
JPMorgan Small Cap Value Fund	-	-	-	-	-	-	-	-
Vanguard Mid Cap Growth Fund	-	-	-	-	-	-	-	-
Vanguard Small Cap Growth Index	1.9%	91,827	2,239,345	3,106,500	1.0%	29,762	742,156	1,006,860
JPMorgan Disciplined Equity Fund	4.1%	288,692	5,267,526	6,723,636	4.1%	187,167	3,456,886	4,359,129
DFA US Small Cap I	1.9%	103,782	2,629,215	3,163,265	-	-	-	-
Vanguard Tax Managed Small Cap Fund	1.9%	73,669	2,515,665	3,164,084	1.0%	23,885	916,426	1,025,856
The Hartford Small Cap Growth Fund	1.9%	63,237	2,623,398	3,123,896	-	-	-	-
Vanguard U.S. Value Fund	4.2%	408,164	5,378,244	6,804,094	3.1%	198,502	2,632,829	3,309,027
DFA US Targeted Value Portfolio	2.0%	140,812	3,084,087	3,245,720	-	-	-	-
AllianceBernstein Discovery Growth	2.8%	486,708	4,370,659	4,560,451	1.9%	210,308	1,895,481	1,970,589
Fidelity Spartan Ext Market Index Fund	3.0%	90,381	4,345,174	4,829,047	-	-	-	-
Hotchkis and Wiley Small Cap Value Fund	2.0%	52,093	3,021,611	3,340,228	1.0%	16,887	981,715	1,082,809
Invesco Cornstock Fund	4.1%	268,438	6,183,621	6,622,366	4.1%	174,042	4,010,695	4,293,628
Vanguard Diversified Equity Fund	4.0%	208,693	5,745,305	6,605,122	3.0%	101,468	2,804,821	3,211,455
Vanguard Extended Market Index Fund	3.0%	75,722	4,207,784	4,827,302	1.0%	16,363	913,669	1,043,147
Vanguard Selected Value Fund	3.1%	170,397	4,357,140	4,994,335	2.1%	73,654	1,891,975	2,158,812
John Hancock Funds III Mid Cap	3.0%	260,105	4,622,087	4,928,982	2.0%	112,433	1,998,479	2,130,599
JP Morgan Mid Cap Growth Fund	3.0%	166,205	4,626,711	4,846,544	2.0%	71,802	1,998,931	2,093,744

Total United States stock	54.1%		75,111,703	88,291,517	34.5%		30,757,772	36,375,828

International stock
American Europacific Growth Fund	3.0%	97,871	3,810,940	4,928,807	1.0%	21,150	833,400	1,065,100
American Funds New World Fund	4.1%	109,664	5,627,596	6,715,814	4.1%	71,100	3,672,207	4,354,182
Fidelity Advisor International Small Cap Opportunity	1.0%	111,788	1,178,604	1,641,041	-	-	-	-
Oppenheimer International Growth Fund	3.0%	126,731	3,612,918	4,970,386	2.0%	54,766	1,592,376	2,147,930
Franklin International Small Companies Growth Fund	1.0%	70,606	1,225,599	1,602,060	-	-	-	-
Invesco International Growth Fund	3.1%	142,692	4,132,578	5,031,320	2.1%	61,680	1,799,026	2,174,824
Oppenheimer Internet Small Company Fund	1.0%	48,271	1,190,624	1,622,863	-	-	-	-
Vanguard International Value Fund	3.0%	129,192	4,198,288	4,979,055	2.0%	55,843	1,826,197	2,152,199
MFS International Value Fund	3.0%	140,991	4,400,066	4,981,198	2.0%	60,943	1,906,567	2,153,122
Oppenheimer International Diversified Y	1.0%	107,210	1,630,668	1,630,668	-	-	-	-
Van Eck Emerging Markets Funds	3.1%	328,154	4,392,374	5,027,322	2.1%	141,858	1,904,937	2,173,271
Vanguard Developed Markets Index Fund	2.0%	242,206	2,863,551	3,315,802	1.0%	78,550	933,991	1,075,351

Total international stock	28.3%		38,263,806	46,446,336	16.3%		14,468,701	17,295,979

Global Stock
American New Perspective Fund	5.0%	212,916	6,389,699	8,182,358	6.0%	165,307	5,035,059	6,352,757
BlackRock Global Allocation Fund Inc.	-	-	-	-	-	-	-	-
First Eagle Global Fund	-	-	-	-	-	-	-	-
Ivy Asset Strategy Fund	-	-	-	-	-	-	-	-
DFA Global Equity Portfolio	-	-	-	-	-	-	-	-
MFS Global Total Return Fund	-	-	-	-	-	-	-	-

Total global stock	5.0%		6,389,699	8,182,358	6.0%		5,035,059	6,352,757

United States bond
Oppenheimer Senior Floating Rate	-	-	-	-	2.9%	360,833	3,000,371	3,023,781
American Capital Income Builder	-	-	-	-	3.1%	53,460	2,859,437	3,265,844
Allianz AGIC Convertible Fund	1.0%	44,984	1,310,832	1,631,138	2.0%	58,311	1,660,418	2,114,355
Franklin Convertible Securities Fund	1.0%	85,832	1,326,515	1,627,381	2.0%	111,268	1,693,854	2,109,642
PIMCO Income Fund	-	-	-	-	3.0%	246,852	2,891,669	3,132,547
AllianceBern Bond Fund Inc High Income Fund	2.0%	331,682	3,122,439	3,197,410	3.0%	325,139	3,063,246	3,134,341
BlackRock High Yield Portfolio	2.0%	380,987	3,074,915	3,200,294	3.9%	494,077	3,991,116	4,150,243
Invesco Floating Rate Fund	-	-	-	-	1.9%	252,346	1,987,566	2,013,723
Calamos Market Neutral Income Fund	1.9%	243,154	3,088,773	3,148,840	3.9%	314,301	4,005,153	4,070,202
AllianzGI High Yield Bond Fund	-	-	-	-	-	-	-	-
Columbia Floating Rate Fund	-	-	-	-	2.9%	326,277	3,013,039	3,031,111
Scout Core Plus Bond Fund	-	-	-	-	1.0%	31,117	987,992	1,004,776
Western Asset Short Duration High Income	1.9%	486,535	3,070,065	3,157,612	3.9%	631,063	3,983,624	4,095,596

Total United States bond	9.8%		14,993,539	15,962,675	33.5%		33,137,485	35,146,161

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	1.9%	293,183	3,153,745	3,169,307	4.9%	474,580	5,099,960	5,130,215
Templeton Global Bond Fund	-	-	-	-	2.0%	157,924	2,043,074	2,097,231
AllianceBernstein Global Bond Fund Inc	-	-	-	-	2.0%	242,205	2,057,959	2,056,319

Total international bond	1.9%		3,153,745	3,169,307	8.9%		9,200,993	9,283,765

Total mutual funds	99.1%		137,912,492	162,052,193	99.2%		92,600,010	104,454,490

Total investments	99.9%		$139,245,945	$163,385,646	100.0%		$93,439,883	$105,294,363

(1)	Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2)	The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

5

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Schedules of Investments - Continued
May 31, 2014

	Customized Risk Based Tactical Manager Portfolio				Customized Risk Based Very Conservative Portfolio

	Fair Value as				Fair Value as
	a % of				a % of
	Participants’	Number			Participants’	Number of
	Interest(1)	of Shares	Cost	Fair Value	Interest(1)	Shares	Cost	Fair Value

Short term money market funds
TDBank USA Institutional MMDA(2)	0.0%	1	$1	$1	0.0%	1	$1	$1
Federated Treasury Obligation Fund	0.4%	60,103	60,103	60,103	0.8%	42,656	42,656	42,656

Total short-term money market funds	0.4%		60,104	60,104	0.8%		42,657	42,657

Collective investment funds	-	-	-	-	-	-	-	-
Morley Stable Value 220 Fund	-	-	-	-	49.2%	112,798	2,725,165	2,763,550

Total collective investment funds	-		-	-	49.2%		2,725,165	2,763,550

Mutual funds
United States stock
JP Morgan Mid Cap Value Institutional	-	-	-	-	-	-	-	-
Vanguard 500 Index Signal	-	-	-	-	1.1%	407	45,919	59,834
AMCAP Fund	-	-	-	-	-	-	-	-
JPMorgan Small Cap Value Fund	-	-	-	-	-	-	-	-
Vanguard Mid Cap Growth Fund	-	-	-	-	-	-	-	-
Vanguard Small Cap Growth Index	-	-	-	-	-	-	-	-
JPMorgan Disciplined Equity Fund	-	-	-	-	3.2%	7,732	146,262	180,080
DFA US Small Cap I	-	-	-	-	-	-	-	-
Vanguard Tax Managed Small Cap Fund	-	-	-	-	-	-	-	-
The Hartford Small Cap Growth Fund	-	-	-	-	-	-	-	-
Vanguard U.S. Value Fund	-	-	-	-	-	-	-	-
DFA US Targeted Value Portfolio	-	-	-	-	-	-	-	-
AllianceBernstein Discovery Growth	-	-	-	-	-	-	-	-
Fidelity Spartan Ext Market Index Fund	-	-	-	-	-	-	-	-
Hotchkis and Wiley Small Cap Value Fund	-	-	-	-	-	-	-	-
Invesco Cornstock Fund	-	-	-	-	-	-	-	-
Vanguard Diversified Equity Fund	-	-	-	-	-	-	-	-
Vanguard Extended Market Index Fund	-	-	-	-	-	-	-	-
Vanguard Selected Value Fund	-	-	-	-	-	-	-	-
John Hancock Funds III Mid Cap	-	-	-	-	-	-	-	-
JP Morgan Mid Cap Growth Fund	-	-	-	-	-	-	-	-

Total United States stock	-		-	-	4.3%		192,181	239,914

International stock
American Europacific Growth Fund	-	-	-	-	-	-	-	-
American Funds New World Fund	-	-	-	-	-	-	-	-
Fidelity Advisor International Small Cap Opportunity	-	-	-	-	-	-	-	-
Oppenheimer International Growth Fund	-	-	-	-	-	-	-	-
Franklin International Small Companies Growth Fund	-	-	-	-	-	-	-	-
Invesco International Growth Fund	-	-	-	-	-	-	-	-
Oppenheimer Internet Small Company Fund	-	-	-	-	-	-	-	-
Vanguard International Value Fund	-	-	-	-	-	-	-	-
MFS International Value Fund	-	-	-	-	-	-	-	-
Oppenheimer International Diversified Y	-	-	-	-	-	-	-	-
Van Eck Emerging Markets Funds	-	-	-	-	-	-	-	-
Vanguard Developed Markets Index Fund	-	-	-	-	-	-	-	-

Total international stock	-		-	-	-		-	-

Global Stock
American New Perspective Fund	-	-	-	-	2.1%	3,038	95,977	116,737
BlackRock Global Allocation Fund Inc.	24.5%	151,207	3,079,298	3,317,476	-	-	-	-
First Eagle Global Fund	24.9%	60,653	3,080,547	3,377,749	-	-	-	-
Ivy Asset Strategy Fund	25.3%	108,316	2,974,808	3,432,546	-	-	-	-
DFA Global Equity Portfolio	-	-		-	-	-	-	-
MFS Global Total Return Fund	24.9%	197,582	3,095,844	3,376,681	-	-	-	-

Total global stock	99.6%		12,230,497	13,504,452	2.1%		95,977	116,737

United States bond
Oppenheimer Senior Floating Rate	-	-	-	-	2.0%	13,304	110,593	111,486
American Capital Income Builder	-	-	-	-	2.1%	1,963	107,243	119,947
Allianz AGIC Convertible Fund	-	-	-	-	2.1%	3,217	94,327	116,634
Franklin Convertible Securities Fund	-	-	-	-	2.1%	6,141	96,716	116,429
PIMCO Income Fund	-	-	-	-	3.1%	13,644	165,445	173,141
AllianceBern Bond Fund Inc High Income Fund	-	-	-	-	3.1%	17,905	169,181	172,605
BlackRock High Yield Portfolio	-	-	-	-	3.1%	20,473	165,851	171,974
Invesco Floating Rate Fund	-	-	-	-	2.0%	13,957	110,203	111,379
Calamos Market Neutral Income Fund	-	-	-	-	7.0%	30,388	387,309	393,530
AllianzGI High Yield Bond Fund	-	-	-	-	2.0%	11,281	112,381	113,490
Columbia Floating Rate Fund	-	-	-	-	2.0%	12,029	110,718	111,752
Scout Core Plus Bond Fund	-	-	-	-	2.0%	3,440	109,971	111,080
Western Asset Short Duration High Income	-	-	-	-	3.0%	26,155	165,265	169,747

Total United States bond	-		-	-	35.6%		1,905,203	1,993,194

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	-	-	-	-	4.0%	20,984	225,102	226,834
Templeton Global Bond Fund	-	-	-	-	2.1%	8,720	112,871	115,799
AllianceBernstein Global Bond Fund Inc	-	-	-	-	2.0%	13,390	113,494	113,682

Total international bond	-		-	-	8.1%		451,467	456,315

Total mutual funds	99.6%		12,230,497	13,504,452	50.1%		2,644,828	2,806,160

Total investments	100.0%		$12,290,601	$13,564,556	100.1%		$5,412,650	$5,612,367

(1)	Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2)	The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

6

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Statements of Operations
Year Ended May 31, 2014

	Customized				Customized	Customized
	Risk Based	Customized	Customized	Customized	Risk Based	Risk Based
	Aggressive	Risk Based	Risk Based	Risk Based	Tactical	Very
	Growth	Conservative	Growth	Moderate	Manager	Conservative
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Investment income:
Dividends	$443,714	$1,596,687	$6,198,810	$4,358,246	$374,643	$125,204

Total investment income	443,714	1,596,687	6,198,810	4,358,246	374,643	125,204

Expenses:
Sub-advisor fees - Share Class II	12,904	45,210	159,032	99,334	11,398	5,526
Qualified custodian fees - Share Class II	68,391	239,615	842,868	526,471	60,412	29,290
Audit fees	3,998	5,530	7,658	7,658	4,597	4,000
Trustee fees - Share Class II	12,904	45,210	159,032	99,334	11,398	5,526

Total expenses	98,197	335,565	1,168,590	732,797	87,805	44,342

Net investment income	345,517	1,261,122	5,030,220	3,625,449	286,838	80,862

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold	682,217	1,269,855	12,181,561	4,137,501	(107,583)	14,374
Net change in unrealized appreciation on investments	915,203	896,758	7,421,466	4,095,820	917,315	94,944

Net realized and unrealized gain on investments	1,597,420	2,166,613	19,603,027	8,233,321	809,732	109,318

Net increase in participants’ interest resulting from operations	$1,942,937	$3,427,735	$24,633,247	$11,858,770	$1,096,570	$190,180

See Notes to Financial Statements.

7

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Statements of Changes in Participants’ Interest
Year Ended May 31, 2014

	Customized Risk Based		Customized Risk Based		Customized Risk Based
	Aggressive Growth Portfolio		Conservative Portfolio		Growth Portfolio

	Units	Amount	Units	Amount	Units	Amount

Participants’ interest at beginning of period	696,726	$8,119,039	3,980,808	$43,981,420	12,477,769	$147,195,654

Increase in participants’ interest resulting from operations:
Net investment income		345,517		1,261,122		5,030,220
Net realized gain on investments sold		682,217		1,269,855		12,181,561
Net change in unrealized appreciation on investments		915,203		896,758		7,421,466

Net increase in participants’ interest resulting from operations		1,942,937		3,427,735		24,633,247

Increase (decrease) in participants’ interest from participating unit transactions:
Issuance of units - Share Class II	807,035	10,309,549	823,707	9,368,982	1,724,078	22,005,490
Redemption of units - Share Class II	(240,410)	(3,109,183)	(900,524)	(10,293,587)	(2,330,638)	(30,497,269)

Net increase (decrease) in participants’ interest from participating
unit transactions	566,625	7,200,366	(76,817)	(924,605)	(606,560)	(8,491,779)

Participants’ interest at end of period	1,263,351	$17,262,342	3,903,991	$46,484,550	11,871,209	$163,337,122

	Customized Risk Based		Customized Risk Based		Customized Risk Based
	Moderate Portfolio		Tactical Manager Portfolio		Very Conservative Portfolio

	Units	Amount	Units	Amount	Units	Amount

Participants’ interest at beginning of period	7,942,331	$91,298,725	914,530	$9,790,887	470,997	$4,929,170

Increase in participants’ interest resulting from operations:
Net investment income		3,625,449		286,838		80,862
Net realized gain (loss) on investments sold		4,137,501		(107,583)		14,374
Net change in unrealized appreciation on investments		4,095,820		917,315		94,944

Net increase in participants’ interest resulting
from operations		11,858,770		1,096,570		190,180

Increase (decrease) in participants’ interest from participating unit transactions:
Issuance of units - Share Class II	1,610,704	19,527,093	403,532	4,566,870	193,041	2,028,655
Redemption of units - Share Class II	(1,409,679)	(17,343,476)	(169,586)	(1,898,107)	(145,142)	(1,533,991)

Net increase in participants’ interest from participating
unit transactions	201,025	2,183,617	233,946	2,668,763	47,899	494,664

Participants’ interest at end of period	8,143,356	$105,341,112	1,148,476	$13,556,220	518,896	$5,614,014

See Notes to Financial Statements.

8

TD Ameritrade Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Statements of Cash Flows
Year Ended May 31, 2014

	Customized				Customized	Customized
	Risk Based	Customized		Customized	Risk Based	Risk Based
	Aggressive	Risk Based	Customized	Risk Based	Tactical	Very
	Growth	Conservative	Risk Based	Moderate	Manager	Conservative
	Portfolio	Portfolio	Growth Portfolio	Portfolio	Portfolio	Portfolio

Cash Flows from Operating Activities
Net increase in participants’ interest resulting from operations:	$1,942,937	$3,427,735	$24,633,247	$11,858,770	$1,096,570	$190,180
Adjustments to reconcile net increase in participants’ interest resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(15,138,555)	(25,742,683)	(97,006,007)	(63,348,881)	(7,014,203)	(3,056,245)
Proceeds from sales of investments	7,591,397	25,403,160	100,467,172	57,527,790	4,061,096	2,483,440
Net realized (gain) loss on investments sold	(682,217)	(1,269,855)	(12,181,561)	(4,137,501)	107,583	(14,374)
Net change in unrealized appreciation on investments	(915,203)	(896,758)	(7,421,466)	(4,095,820)	(917,315)	(94,944)
Changes in assets and liabilities:
Dividends receivable	(758)	4,770	(4,626)	7,341	3	556
Trustee fees payable - Share Class II	763	167	1,067	1,022	305	41
Sub-advisor fees payable - Share Class II	763	167	1,067	1,022	305	41
Audit fees payable	(3,539)	(2,981)	(2,777)	(2,777)	(4,724)	(3,568)
Payable for investments purchased	(4,723)	1,125	(7,155)	(98,314)	504	703
Qualified Custodian fees payable - Share Class II	4,045	884	5,659	5,417	1,617	213

Net cash provided by (used in) operating activities	(7,205,090)	925,731	8,484,620	(2,281,931)	(2,668,259)	(493,957)

Cash Flows from Financing Activities
Issuance of units - Share Class II	10,309,549	9,368,982	22,005,490	19,527,093	4,566,870	2,028,655
Redemptions of units - Share Class II	(3,109,183)	(10,293,587)	(30,497,269)	(17,343,476)	(1,898,107)	(1,533,991)

Net cash provided by (used in) financing	7,200,366	(924,605)	(8,491,779)	2,183,617	2,668,763	494,664

Net increase (decrease) in cash and cash	(4,724)	1,126	(7,159)	(98,314)	504	707

Cash and cash equivalents:
Beginning of period	9,575	6,333	34,693	121,528	464	334

End of period	$4,851	$7,459	$27,534	$23,214	$968	$1,041

See Notes to Financial Statements.

9

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Financial Highlights
Year Ended May 31, 2014

					Customized	Customized
	Customized	Customized	Customized	Customized	Risk Based	Risk Based
	Risk Based	Risk Based	Risk Based	Risk Based	Tactical	Very
	Aggressive	Conservative	Growth	Moderate	Manager	Conservative
	Growth Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Share Class II	Share Class II	Share Class II	Share Class II	Share Class II	Share Class II

Selected per unit data
Unit value beginning of period	$11.65	$11.05	$11.80	$11.50	$10.71	$10.47

Income from investment operations (b):
Net investment income (a)	0.34	0.32	0.41	0.44	0.28	0.15
Net realized and unrealized gain on investments	1.67	0.54	1.55	1.00	0.81	0.20

Total from investment operations	2.01	0.86	1.96	1.44	1.09	0.35

Unit value end of period	$13.66	$11.91	$13.76	$12.94	$11.80	$10.82

Total return (b)	17.25%	7.78%	16.61%	12.52%	10.18%	3.34%

Ratios and supplemental data
Participants’ interest, end of period	$17,262,273	$46,484,490	$163,337,053	$105,341,047	$13,556,160	$5,613,959
Ratio of net investment income to average
participants’ interest	2.68%	2.79%	3.16%	3.65%	2.52%	1.46%
Ratio of expenses to average participants’ interest	0.76%	0.74%	0.74%	0.74%	0.77%	0.80%

(a) Net investment income per unit was calculated using the average shares method.
(b) Due to timing of participant unit transactions the per unit amounts and total return presented may not agree with the aggregate gains and losses as presented on the statements of operations.

The Trustee was the only participant in Share Class I as of and for the year ended May 31, 2014. As such, the financial highlights for Share Class I are not presented.

These financial highlights are calculated based on a unit holder’s account that is outstanding for the entire period and may not be indicative of the future performance of the Funds.

See Notes to Financial Statements.

10

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 1. Organization

The Customized Risk Based Portfolios (the Funds) are collective investment funds established under the Declaration of Trust establishing the TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans (Declaration of Trust) to provide for the collective investment and reinvestment of assets of qualified employer sponsored retirement plans. TD Ameritrade Trust Company (TDATC, referred to herein as the Trustee) serves as the trustee, custodian, transfer agent, and record-keeper for the Funds. Intervest International, Inc. (referred to herein as the Sub-Advisor) provides investment sub-advisory services for the Funds.

Each fund offers two share classes, Share Class I and Share Class II, which differ by their allocation of class specific expenses.

The following describes the individual Funds, as set forth in the Declaration of Trust:

Customized Risk Based Aggressive Growth Portfolio: The Customized Risk Based Aggressive Growth Portfolio is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking to maximize long term total return through capital appreciation and with no income generation, and investors that can accept higher levels of market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10% is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50%-80% of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

Customized Risk Based Conservative Portfolio: The Customized Risk Based Conservative Portfolio is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled funds. The fund is designed for investors seeking to seeking current income with a small exposure to equities. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10% is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50%-80% of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

Customized Risk Based Growth Portfolio: The Customized Risk Based Growth Portfolio is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds) or other pooled vehicles. The fund is designed for investors seeking long term growth with minimal consideration toward current income that can tolerate stock market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10% is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50%-80% of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

Customized Risk Based Moderate Portfolio: The Customized Risk Based Moderate Portfolio is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking both growth in equities and income. The asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50%-80% of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

11

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 1.	Organization (Continued)

Customized Risk Based Tactical Manager Portfolio: The Customized Risk Based Tactical Manager Portfolio is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking exposure to a diversified allocation of tactical asset managers that can accept a higher level of market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10% is experienced.

Customized Risk Based Very Conservative Portfolio: The Customized Risk Based Very Conservative Portfolio is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking income and stability of principal with limited exposure to equities. The asset allocation will be rebalanced when an allocation dispersion exceeding +/-10% is experienced. In an effort to maximize the fund’s return while keeping the investment expenses low, the fund incorporates a “Core and Satellite” management philosophy with, 50% - 80% of a category allocation invested in the “Core” holdings and the remaining amount invested in the “Satellite” holding.

Note 2.   Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the accompanying financial statements.

Principles of accounting: The accompanying financial statements have been prepared in accordance with Generally Accepted Accounting Principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition, results of operations and cash flows.

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Funds’ Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations and cash flows during the reporting period. Estimates include determination of fair value of investments and dividend receivables. Actual results could differ from those estimates.

Cash and cash equivalents: The Funds consider all highly liquid instruments with original maturities of three months or less at the acquisition date to be cash equivalents. Cash balances of the Funds and other affiliated entities are combined into a deposit account provided by an affiliate of the Trustee. The balance of the deposit account is in excess of federally insured limits; however, management of the Funds does not believe the Funds are exposed to any significant credit risk.

12

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 2.	Summary of Significant Accounting Policies (Continued)

Investment valuation: The Funds record investments at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds utilize valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date. The Funds do not adjust the quoted price for these investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price. The type of investments included in Level 1 includes listed money market vehicles and listed mutual funds.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation. Investments which are included in this category include investments in collective investment funds.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment.

Management of the Trustee has established valuation processes and procedures for Level 3 investments to ensure proper reporting within the fair value hierarchy and in accordance with GAAP. The Trustee is responsible for the valuation processes and procedures of the Level 3 investments, including the development of written valuation policies and procedures, conducting periodic reviews of the valuation policies, and determining the proper and consistent application of the valuation policies. Management of the Trustee involved with the valuation process is the same as individuals responsible for the Funds’ trading and investing activities, and reports to the Trustee’s Trust Committee. The Collective Investment Fund Sub-Committee meets monthly to review and approve the valuations of the Level 3 investments.

The Funds assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Funds’ accounting policies regarding the recognition of transfers between levels of the fair value hierarchy. For the year ended May 31, 2014, there were no transfers between levels.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

13

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 2.	Summary of Significant Accounting Policies (Continued)

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows.

Short term money market funds - Short term investments are valued at cost, which approximates fair value.

Mutual funds - Mutual funds are valued at their daily net asset value.

Collective investment funds - As a practical expedient, the valuation of investments in other funds is generally equal to the reported net asset value (NAV) of the investment fund, without adjustment, as the reported net asset value represents fair value based on observable data such as ongoing redemption or subscription activity. The Trustee may adjust the valuation obtained from the investment fund if it is aware of information indicating that a value reported does not accurately reflect the value of the investment fund. In determining fair value the Trustee may consider various factors, including the financial statements of the investment fund as well as any other relevant valuation information to determine if any adjustments should be made to the NAV reported by the investee fund. The fair value of the Funds’ investments in the investment funds generally represents the amount the Funds would expect to receive if they were to liquidate their investments in the funds. In these cases, the NAV is considered as a Level 2 input. However, certain funds may provide the manager of the fund with the ability to suspend or postpone redemptions (a gate), or a (lock-in period) upon initial subscription, within which the Funds may not redeem in a timely manner. If there is an imposition of a gate, if a “lock-in period” in excess of 3 months is remaining at the fair value measurement date, or if the Funds may not redeem its holding in the fund within 3 months or less, the Trustee’s ability to validate or verify the NAV through redeeming is impaired, and the investment is classified as Level 3. All investments in collective investment funds are classified as Level 3 by the Funds as of May 31, 2014.

14

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 2.	Summary of Significant Accounting Policies (Continued)

	Fair Value Measurements

		Quoted Prices	Significant
		in Active	Other	Significant
	Fair Value at	Markets for	Observable	Unobservable
	May 31,	Identical Assets	Inputs	Inputs
	2014	(Level 1)	(Level 2)	(Level 3)

Customized Risk Based Aggressive Growth Portfolio:
Short term money market funds	$80,807	$80,807	$-	$-
Mutual funds	17,191,254	17,191,254	-	-

Customized Risk Based Conservative Portfolio:
Short term money market funds	371,846	371,846	-	-
Collective investment funds	9,857,592	-	-	9,857,592
Mutual funds	36,224,732	36,224,732	-	-

Customized Risk Based Growth Portfolio:
Short term money market funds	1,333,453	1,333,453	-	-
Mutual funds	162,052,193	162,052,193	-	-

Customized Risk Based Moderate Portfolio:
Short term money market funds	839,873	839,873	-	-
Mutual funds	104,454,490	104,454,490	-	-

Customized Risk Based Tactical Manager Portfolio:
Short term money market funds	60,104	60,104	-	-
Mutual funds	13,504,452	13,504,452	-	-

Customized Risk Based Very Conservative Portfolio:
Short term money market funds	42,657	42,657	-	-
Collective investment funds	2,763,550	-	-	2,763,550
Mutual funds	2,806,160	2,806,160	-	-

Financial instruments classified as Level 3 in the fair value hierarchy represent the Funds’ investments in financial instruments in which the Trustee has used at least one significant unobservable input in the valuation model. The following table presents a reconciliation of activity for the Level 3 financial instruments:

	Customized	Customized
	Risk Based	Risk Based
	Conservative	Very Conservative
	Portfolio	Portfolio

Balance, beginning of year	$12,053,822	$2,738,856
Net realized gain on investments sold	52,652	10,928
Net change in unrealized appreciation on investments	60,266	18,117
Purchases of investments	1,667,265	1,047,084
Proceeds from sales of investments	(3,976,413)	(1,051,435)

Balance, end of year	$9,857,592	$2,763,550

15

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies (Continued)

The total change in unrealized appreciation on investments included in the statements of operations attributable to Level 3 investments still held as of May 31, 2014 includes:

Customized Risk Based Conservative Portfolio	$29,094
Customized Risk Based Very Conservative Portfolio	5,283

Investment transactions, interest, and dividends: Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined on the average lot cost method and are included as net realized gain (loss) on investments sold in the accompanying statements of operations. The difference between the cost and the fair value of open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from the prior period is reflected in the accompanying statements of operations. Interest income is recognized under the accrual basis. Dividend income is recognized on the ex-dividend date.

Allocation of income and expenses: Income, audit expenses, and the gains/losses of each fund are allocated on a pro-rata basis to each class of shares, except for trustee, sub-advisor, and if applicable, qualified custodian fees, which are unique to each class of shares.

Federal income taxes: Each of the Funds qualify as a “group trust” and the Funds as established under the trust are exempt from taxation. Accordingly, the financial results of the Funds contain no provision for income taxes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. This requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. As of May 31, 2014 and for the year then ended, management has determined that there are no material uncertain tax positions. The Funds file income tax returns in U.S. federal jurisdiction. The current and prior three tax years generally remain subject to examination by U.S. federal tax authorities.

Participant transactions: The unit values of the Funds are determined at the close of each business day that the New York Stock Exchange is open for business. Units may be issued and redeemed on any business day at the daily unit value. All earnings, gains, and losses of the Funds are reflected in the computation of the daily unit value and are realized by the participants upon redemption from the Funds. Net investment income and net realized gains are reinvested, and thus, there are no distributions of net investment income or net realized gains to participants.

Subsequent events: The Trustee, as manager of the Funds, has evaluated the period after the financial statement date through September 29, 2014, the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure.

16

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 2. Summary of Significant Accounting Policies (Continued)

Recently issued accounting pronouncements: In June 2013, the FASB issued ASU 2013-08, Financial Services – Investment Companies (Topic 946) Amendments to the Scope, Measurement, and Disclosure Requirements (ASU 2013-08). ASU 2013-08 sets forth a new approach for determining whether a public or private company is an investment company. ASU 2013-08 also clarifies the characteristics and sets measurement and disclosure requirements for an investment company. ASU 2013-08 is effective for fiscal years beginning after December 15, 2013. Early adoption is not allowed. The adoption of this guidance is not expected to have a material impact on the Funds’ financial statements.

Note 3.    Investments

In accordance with ASC 946, Financial Services – Investment Companies, the Funds are required to provide additional qualitative disclosures for each investment in another non-registered fund whose fair value constitutes more than five percent of each Fund’s participants’ interest balance. As of May 31, 2014, investments that exceed five percent of each Fund’s participants’ interest balance are as follows:

		% of
TD Ameritrade Collective		Participants’	Investment	Redemptions
Investment Fund	Investment Fund	Interest	Objective	Permitted

Customized Risk Based Conservative Portfolio	Morley Stable Value 220 Fund	21.2%	Fixed Income	Daily*
Customized Risk Based Very Conservative Portfolio	Morley Stable Value 220 Fund	49.2%	Fixed Income	Daily*

* The general partner or sponsor of the respective investment fund reserves the right to require a 12-month notice for withdrawal of assets from the investment fund by the Trustee. Requests for redemptions by the Funds’ participants are not subject to this restriction.

There are no current plans to make significant redemptions from the investments in the investment fund as of May 31, 2014. Information about the investment fund portfolio as of the date of these financial statements is not available to the Funds.

Note 4.    Related-Party Transactions

For liquidity and administrative purposes, the Funds seek to maintain approximately 2% of their assets in cash or cash equivalents. The cash component for the Funds could have been composed of a bank depository account provided by an affiliate of the Trustee or a short-term money market fund. The short-term money market fund option provided is the Federated Treasury Obligation Fund, which is not an affiliate of the Trustee.

In the event the audit fee impacts the Funds’ unit values as determined on a daily basis, by an amount greater than $0.005 per unit, the Trustee will assume such excess audit fees. In addition, if the audit fees caused the Funds’ total expenses, including the expenses of the underlying assets, to exceed 2% of average participant interest annually, the Trustee will assume such excess audit fees. For the year ended May 31, 2014, the Trustee did not assume any fees.

17

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
Customized Risk Based Portfolios

Notes to Financial Statements

Note 5.	Fees

The Trustee charges the Funds a fee in accordance with a tiered fee schedule based on total net assets (participants’ interest) held by external participants in the Funds. This fee for the year ended May 31, 2014 for Share Class I was equal to 0.51% per annum for $200 million to $300 million in assets and 0.48% per annum for $300 million to $400 million in assets; for Share Class II this fee was equal to 0.75% per annum for $200 million to $300 million in assets, and 0.73% per annum for $300 million to $400 million in assets. This fee accrues on a daily basis and is payable monthly in arrears.

From the Trustee, 0.10% of this fee is paid to the Sub-Advisor for sub-advisory services provided to the Funds for Share Class I and II, which is presented on the statements of operations. A portion of the Trustee Fee, 0.28% for Share Class I and 0.53% for Share Class II is paid to a qualified custodian for unit holder servicing and administrative services. The Trustee may serve as a qualified custodian, in which case the 0.28% for Share Class I or 0.53% for Share Class II will be paid directly to the participating trust account.

Note 6.    Risks and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide indemnifications under certain circumstances. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of future obligation under these indemnifications to be remote.

The managers of underlying collective investment funds in which the Funds may invest, may utilize derivative instruments with off-balance-sheet risk. The Funds’ exposure to risk is limited to the amount of their investment in the underlying collective investment funds.

18

TD Ameritrade Trust Company
Collective Investment Funds for
Employee Benefit Plans
The E-Valuator™ Risk Managed
Strategies

Financial Reports (Unaudited)
November 30, 2015

Contents

Financial Statements (Unaudited)

Statements of Financial Condition (Unaudited)	3

Schedules of Investments (Unaudited)	4-9

Statements of Operations (Unaudited)	10

Statements of Changes in Participants’ Interest (Unaudited)	11

Statements of Cash Flows (Unaudited)	12

Financial Highlights (Unaudited)	13-14

Notes to Financial Statements (Unaudited)	15-20

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Financial Condition (Unaudited)
November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy	The E-Valuator™ Conservative Risk Managed Strategy	The E-Valuator™ Growth Risk Managed Strategy	The E-Valuator™ Moderate Risk Managed Strategy	The E-Valuator™ Tactically Managed Strategy	The E-Valuator™ Very Conservative Risk Managed Strategy

Assets
Investments at fair value(1)	$28,234,636	$44,981,760	$170,050,208	$108,531,844	$11,934,918	$6,309,724
Cash and cash equivalents	20,505	11,392	48,256	35,596	3,339	2,256
Dividends receivable	6,966	48,602	58,123	101,131	-	4,280
Receivable for securities sold	-	-	-	-	-	-

Total assets	$28,262,107	$45,041,754	$170,156,587	$108,668,571	$11,938,257	$6,316,260

Liabilities and Participants’ Interest

Liabilities
TDATC Trustee fee payable Class I	26	29	179	49	5	6
TDATC Trustee fee payable Class II	2,265	3,651	13,718	8,827	971	515
Advisor fee payable Class I	26	29	179	49	5	6
Advisor fee payable Class II	2,265	3,651	13,718	8,827	971	515
Qualified Custodian fee Class I	72	80	500	138	15	16
Qualified Custodian fee Class II	12,005	19,353	72,706	46,783	5,148	2,729
Audit Fee	456	659	2,456	1,610	167	105
Payable for securities purchased	21,574	16,583	54,749	48,076	3,339	2,742

Total liabilities	$38,689	$44,035	$158,205	$114,359	$10,621	$6,634

Participants’ Interest
Participants’ interest - Share Class I	312,618	350,176	2,191,721	601,815	64,527	69,640
Participants’ interest - Share Class II	27,910,800	44,647,543	167,806,661	107,952,397	11,863,109	6,239,986

Total participants’ interest	$28,223,418	$44,997,719	$169,998,382	$108,554,212	$11,927,636	$6,309,626

Total liabilities and participants’ interest	$28,262,107	$45,041,754	$170,156,587	$108,668,571	$11,938,257	$6,316,260

(1) Cost	$27,671,266	$44,433,955	$161,703,643	$105,918,694	$11,867,416	$6,288,295

See Notes to Financial Statements.

3

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments (Unaudited)
November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy				The E-Valuator™ Conservative Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Short term money market funds
Fed Treasury Obligation Fund	0.9%	261,136	$261,136	$261,136	0.9%	427,259	$427,259	$427,259
TDBank Institutional MMDA (2)	0.0%	1	$1	$1	0.0%	1	$1	$1

Total short term money market funds	0.9%		$261,137	$261,137	0.9%		$427,260	$427,260

Collective Funds
Morley Stable Value 25 bp Fee Class	-	-	-	-	21.8%	395,977	$9,722,521	$9,822,574

Total Collective Funds	-		$-	$-	21.8%		$9,722,521	$9,822,574

Exchange Traded Funds

U.S. Real Estate
Vangurad REIT ETF	-	-	-	-	2.0%	11,298	$910,711	$896,932
SPDR Dow Jones REIT	-	-	-	-	2.0%	9,892	$893,964	$896,259

Total U.S. Real Estate	-		$-	$-	4.0%		$1,804,675	$1,793,191

U.S. Stock
iShares S&P Sm Cap 600/Growth	3.0%	6,593	$806,579	$860,421	-	-	-	-
iShares S&P SmallCap 600 Index Fund	3.0%	7,404	$832,045	$859,601	-	-	-	-
PowerShares QQQ ETF	3.2%	7,799	$816,235	$889,228	2.1%	8,425	$865,208	$960,661
Vanguard Value US Mkt Prime ETF	3.0%	10,297	$790,935	$855,344	3.1%	16,670	$1,281,032	$1,384,812
Vanguard Mid Cap ETF	4.0%	9,078	$1,125,023	$1,125,772	2.0%	7,347	$907,071	$911,061
Vanguard Mid-Cap Value Index Fund	4.0%	12,646	$1,128,168	$1,125,982	2.0%	10,234	$905,712	$911,224
Vanguard Small-Cap Value ETF	3.0%	8,108	$783,510	$848,298	-	-	-	-

Total U.S. Stock	23.2%		$6,282,495	$6,564,646	9.2%		$3,959,023	$4,167,758

U.S. Bond
Vanguard Interm Term Bond ETF	-	-	-	-	2.9%	15,748	$1,332,448	$1,325,836
PowerShares Build America Bond Port	1.0%	9,454	$278,489	$276,055	3.0%	45,877	$1,345,898	$1,339,604

Total U.S. Bond	1.0%		$278,489	$276,055	5.9%		$2,678,346	$2,665,440

Total Exchange Traded Funds	24.2%		$6,560,984	$6,840,701	19.1%		$8,442,044	$8,626,389

Mutual funds

U.S. stock
American Beacon Small Cap Value Fund	2.0%	22,475	$528,532	$566,599	-	-	-	-
Fidelity Spartan Ext Market Index Fund	4.0%	20,731	$1,103,764	$1,136,288	-	-	-	-
Franklin Dynatech Fund	1.6%	8,537	$413,346	$443,567	1.1%	9,219	$446,504	$479,003
John Hanconk Funds Disc Val Mid Cap	4.0%	54,426	$1,081,141	$1,142,400	1.0%	22,020	$402,942	$462,207
JP Morgan Mid Cap Growth Fund	4.0%	38,071	$1,148,653	$1,134,515	-	-	-	-
JPMorgan Disciplined Equity Fund	3.0%	36,743	$818,693	$859,789	3.1%	59,493	$1,181,040	$1,392,137
JPMorgan Intrepid Value Fund	1.5%	12,236	$411,547	$424,940	1.5%	19,806	$666,295	$687,863
Vanguard 500 Index Admiral	3.0%	4,465	$831,872	$860,236	2.1%	4,819	$878,293	$928,459
Nicholas Fund Inc	3.9%	16,627	$1,111,229	$1,095,361	-	-	-	-
Wells Fargo Advantage Discp US Core I	1.5%	27,316	$419,338	$427,228	1.5%	44,219	$676,369	$691,591
Vanguard Tax Managed Small Cap Fund	2.0%	12,242	$519,808	$572,542	-	-	-	-
Putnam Convertible Securities Y	1.0%	11,926	$292,478	$275,241	2.0%	38,593	$942,644	$890,720
T Rowe Price Instl Large Cap Core Gr	1.5%	15,700	$424,136	$436,777	1.0%	16,949	$456,177	$471,519
The Hartford Small Cap Growth Fund	2.1%	10,844	$542,079	$581,017	-	-	-	-
Vanguard Market Neut	-	-	-	-	3.0%	111,917	$1,349,066	$1,346,363

Total U.S. stock	35.1%		$9,646,616	$9,956,500	16.3%		$6,999,330	$7,349,862

		(Continued)

4

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments - Continued (Unaudited)
November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy				The E-Valuator™ Conservative Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

International stock
American Europacific Growth Fund	3.0%	17,461	$811,014	$837,780	-	-	-	-
American Funds New World Fund	3.0%	16,358	$899,870	$842,739	-	-	-	-
Fidelity Advisor Intl Small Cap Oppor	1.0%	18,840	$252,479	$281,851	-	-	-	-
Fidelity Diversified International	2.0%	15,683	$551,686	$564,273	-	-	-	-
Oppenheimer Intl Growth Fund	2.0%	15,369	$537,312	$568,789	-	-	-	-
Oppenheimer Int’l Small-Mid Cap Y	1.0%	7,678	$236,717	$282,566	-	-	-	-
Vanguard Developed Mkts Index Admiral	2.0%	45,795	$575,902	$554,576	-	-	-	-
Vanguard Intl. Explorer Fund	2.0%	31,356	$559,103	$557,512	-	-	-	-
Thornburg Intl Value	2.0%	22,412	$626,481	$559,183	-	-	-	-
Van Eck Emerging Markets Funds	2.9%	61,161	$887,542	$831,790	-	-	-	-
MFS International Value Fund	2.0%	15,952	$532,037	$566,143	1.0%	12,912	$414,561	$458,243
DFA International Core Equity I	2.0%	47,499	$532,654	$552,889	1.0%	38,432	$439,637	$447,353

Total international stock	24.9%		$7,002,797	$7,000,091	2.0%		$854,198	$905,596

Global Stock
American New Perspective Fund	3.0%	22,074	$814,212	$858,673	2.1%	23,827	$849,888	$926,856
BlackRock Global Allocation Fund Inc.	-	-	-	-	-	-	-	-
First Eagle Global Fund	-	-	-	-	-	-	-	-
DFA Global Equity Portfolio	3.0%	46,289	$809,532	$842,925	1.0%	24,971	$470,609	$454,724
MFS Global Total Return Fund	-	-	-	-	-	-	-	-
Columbia Global Opp	-	-	-	-	-	-	-	-

Total global stock	6.0%		$1,623,744	$1,701,598	3.1%		$1,320,497	$1,381,580

U.S. bond
American Capital Income Builder					2.0%	15,616	$845,147	$892,771
Allianz AGIC Convertible Fund	1.0%	8,394	$300,159	$278,332	2.0%	27,163	$821,202	$900,721
AB High Income Fund	1.0%	32,621	$276,297	$272,059	4.9%	263,874	$2,234,875	$2,200,706
PIMCO Income Fund	1.0%	22,758	$286,583	$276,515	5.0%	184,108	$2,193,338	$2,236,906
BlackRock High Yield Portfolio	1.0%	36,606	$299,337	$271,619	2.9%	177,667	$1,426,934	$1,318,285
T Rowe Pr Inst Float	-	-	-	-	1.0%	44,936	$446,185	$441,718
BlackRock Strategic Income Opportunities	1.0%	27,686	$283,589	$275,200	3.0%	134,361	$1,382,804	$1,335,549
Western Asset Core Plus Bond Portfolio	-	-	-	-	3.0%	116,002	$1,349,192	$1,337,501
Lord Abbett High Yield I	1.0%	38,288	$299,002	$272,996	2.9%	185,857	$1,469,101	$1,325,163
Columbia Strategic Income Y	1.0%	48,902	$279,985	$275,808	2.0%	158,216	$905,939	$892,336

Total U.S. bond	7.0%		$2,024,952	$1,922,529	28.7%		$13,074,717	$12,881,656

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	-	-	-	-	4.0%	168,117	$1,810,612	$1,800,538

Total international bond	-		$-	$-	4.0%		$1,810,612	$1,800,538

Global Bonds
AB Global Bond Fund Z	1.0%	33,046	$275,628	$275,931	2.0%	106,920	$891,727	$892,778
Dreyfus/Standish Global Fixed Income Y	1.0%	12,892	$275,408	$276,149	2.0%	41,715	$891,049	$893,527

Total Global Bonds	2.0%		$551,036	$552,080	4.0%		$1,782,776	$1,786,305

Total Mutual funds	75.0%		$20,849,145	$21,132,798	58.1%		$25,842,130	$26,105,537

Total Investments	100.1%		$27,671,266	$28,234,636	99.9%		$44,433,955	$44,981,760

(1) Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2) The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

5

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments (Unaudited)
November 30, 2015

	The E-Valuator™ Growth Risk Managed Strategy				The E-Valuator™ Moderate Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Short term money market funds
Fed Treasury Obligation Fund	0.9%	1,568,945	$1,568,945	$1,568,945	0.9%	1,019,371	$1,019,371	$1,019,371
TDBank Institutional MMDA (2)	0.0%	1	$1	$1	0.0%	1	$1	$1

Total short term money market funds	0.9%		$1,568,946	$1,568,946	0.9%		$1,019,372	$1,019,372

Collective Funds
Morley Stable Value 25 bp Fee Class	-	-	-	-	-	-	-	-

Total Collective Funds	-		$-	$-	-		$-	$-

Exchange Traded Funds

U.S. Real Estate
Vangurad REIT ETF	2.0%	42,047	$3,398,863	$3,338,098	3.0%	40,579	$3,280,081	$3,221,563
SPDR Dow Jones REIT	1.0%	18,409	$1,666,387	$1,667,824	2.0%	23,687	$2,144,182	$2,146,075

Total U.S. Real Estate	2.9%		$5,065,250	$5,005,922	4.9%		$5,424,263	$5,367,638

U.S. Stock
iShares S&P Sm Cap 600/Growth	2.0%	26,485	$3,188,636	$3,456,571	-	-	-	-
iShares S&P SmallCap 600 Index Fund	2.0%	29,744	$3,323,126	$3,453,254	-	-	-	-
PowerShares QQQ ETF	4.2%	62,713	$6,429,793	$7,150,555	3.2%	30,266	$3,103,006	$3,450,900
Vanguard Value US Mkt Prime ETF	4.0%	82,742	$6,349,136	$6,873,368	4.1%	53,227	$4,084,623	$4,421,582
Vanguard Mid Cap ETF	3.0%	41,020	$5,033,136	$5,086,919	1.0%	8,796	$1,078,978	$1,090,747
Vanguard Mid-Cap Value Index Fund	3.0%	57,140	$5,071,060	$5,087,717	2.0%	24,504	$2,173,157	$2,181,839
Vanguard Small-Cap Value ETF	2.0%	32,566	$3,143,800	$3,407,349	-	-	-	-

Total U.S. Stock	20.3%		$32,538,687	$34,515,733	10.3%		$10,439,764	$11,145,068

U.S. Bond
Vanguard Interm Term Bond ETF	1.0%	19,544	$1,654,133	$1,645,450	1.9%	25,138	$2,127,410	$2,116,370
PowerShares Build America Bond Port	1.0%	56,940	$1,670,943	$1,662,651	3.0%	109,853	$3,223,595	$3,207,698

Total U.S. Bond	1.9%		$3,325,076	$3,308,101	4.9%		$5,351,005	$5,324,068

Total Exchange Traded Funds	25.2%		$40,929,013	$42,829,756	20.1%		$21,215,032	$21,836,774

Mutual funds

U.S. stock
American Beacon Small Cap Value Fund	2.0%	135,416	$3,181,804	$3,413,841	1.0%	43,547	$1,023,215	$1,097,808
Fidelity Spartan Ext Market Index Fund	3.0%	93,688	$4,630,038	$5,135,016	1.0%	20,087	$1,108,412	$1,100,968
Franklin Dynatech Fund	2.1%	68,637	$3,321,452	$3,566,364	2.1%	44,159	$2,136,949	$2,294,500
John Hanconk Funds Disc Val Mid Cap	3.0%	245,983	$4,457,103	$5,163,186	2.0%	105,477	$1,914,380	$2,213,961
JP Morgan Mid Cap Growth Fund	3.0%	172,048	$4,835,703	$5,127,034	1.0%	36,888	$1,038,244	$1,099,249
JPMorgan Disciplined Equity Fund	4.1%	295,304	$5,725,758	$6,910,118	4.1%	189,976	$3,729,617	$4,445,441
JPMorgan Intrepid Value Fund	2.0%	98,317	$3,305,891	$3,414,553	2.0%	63,248	$2,126,637	$2,196,609
Vanguard 500 Index Admiral	4.1%	35,887	$6,647,370	$6,913,548	4.1%	23,086	$4,273,754	$4,447,434
Nicholas Fund Inc	2.9%	75,096	$4,924,019	$4,947,321	1.0%	16,101	$1,056,656	$1,060,710
Wells Fargo Advantage Discp US Core I	2.0%	219,515	$3,365,477	$3,433,218	2.0%	141,209	$2,164,054	$2,208,504
Vanguard Tax Managed Small Cap Fund	2.0%	73,766	$2,663,818	$3,450,048	-	-	-	-
Putnam Convertible Securities Y	1.0%	71,842	$1,762,953	$1,658,102	2.0%	92,419	$2,266,318	$2,133,040
T Rowe Price Instl Large Cap Core Gr	2.1%	126,206	$3,404,832	$3,511,063	2.1%	81,190	$2,189,458	$2,258,706
The Hartford Small Cap Growth Fund	2.1%	65,354	$2,857,155	$3,501,666	-	-	-	-
Vanguard Market Neut	-	-	-	-	3.0%	267,995	$3,230,357	$3,223,986

Total U.S. stock	35.4%		$55,083,373	$60,145,078	27.4%		$28,258,051	$29,780,916

		(Continued)

6

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments - Continued (Unaudited)
November 30, 2015

	The E-Valuator™ Growth Risk Managed Strategy				The E-Valuator™ Moderate Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

International stock
American Europacific Growth Fund	2.0%	70,144	$2,869,452	$3,365,519	1.0%	22,562	$938,147	$1,082,510
American Funds New World Fund	2.0%	65,715	$3,428,891	$3,385,622	2.0%	42,274	$2,220,600	$2,177,962
Fidelity Advisor Intl Small Cap Oppor	-	-	-	-	-	-	-	-
Fidelity Diversified International	2.0%	94,509	$3,324,011	$3,400,433	2.0%	60,797	$2,137,744	$2,187,477
Oppenheimer Intl Growth Fund	1.0%	46,305	$1,397,875	$1,713,733	1.0%	29,787	$917,942	$1,102,434
Oppenheimer Int’l Small-Mid Cap Y	1.0%	46,266	$1,222,171	$1,702,571	-	-	-	-
Vanguard Developed Mkts Index Admiral	2.0%	275,899	$3,324,066	$3,341,142	2.0%	177,478	$2,195,441	$2,149,253
Vanguard Intl. Explorer Fund	1.0%	94,455	$1,678,325	$1,679,412	-	-	-	-
Thornburg Intl Value	1.0%	67,524	$1,887,634	$1,684,713	-	-	-	-
Van Eck Emerging Markets Funds	2.0%	245,699	$3,353,018	$3,341,513	1.0%	79,025	$1,083,769	$1,074,745
MFS International Value Fund	2.0%	96,125	$3,056,490	$3,411,464	2.0%	61,832	$1,973,566	$2,194,406
DFA International Core Equity I	2.9%	429,181	$4,907,986	$4,995,667	2.0%	184,041	$2,104,796	$2,142,233

Total international stock	18.8%		$30,449,919	$32,021,789	13.0%		$13,572,005	$14,111,020

Global Stock
American New Perspective Fund	3.0%	133,055	$4,521,831	$5,175,820	3.1%	85,593	$2,733,591	$3,329,567
BlackRock Global Allocation Fund Inc.	-	-	-	-	-	-	-	-
First Eagle Global Fund	-	-	-	-	-	-	-	-
DFA Global Equity Portfolio	2.0%	185,938	$3,535,028	$3,385,936	3.0%	179,406	$3,402,414	$3,266,977
MFS Global Total Return Fund	-	-	-	-	-	-	-	-
Columbia Global Opp	-	-	-	-	-	-	-	-

Total global stock	5.0%		$8,056,859	$8,561,756	6.1%		$6,136,005	$6,596,544

U.S. bond
American Capital Income Builder	1.0%	29,063	$1,776,128	$1,661,554	2.0%	37,393	$2,046,333	$2,137,740
Allianz AGIC Convertible Fund	2.0%	101,135	$3,334,225	$3,353,621	2.0%	65,049	$1,945,094	$2,157,037
AB High Income Fund	1.0%	196,492	$1,664,338	$1,638,743	3.9%	505,520	$4,281,703	$4,216,039
PIMCO Income Fund	2.0%	274,213	$3,463,221	$3,331,684	3.9%	352,710	$4,259,278	$4,285,421
BlackRock High Yield Portfolio	1.0%	220,487	$1,775,767	$1,636,017	2.9%	425,458	$3,450,409	$3,156,901
T Rowe Pr Inst Float	-	-	-	-	-	-	-	-
BlackRock Strategic Income Opportunities	1.0%	166,774	$1,717,450	$1,657,735	2.0%	214,500	$2,209,501	$2,132,126
Western Asset Core Plus Bond Portfolio	1.0%	143,962	$1,678,885	$1,659,886	3.0%	277,766	$3,223,184	$3,202,644
Lord Abbett High Yie ld I	1.0%	230,651	$1,828,068	$1,644,541	2.9%	445,077	$3,529,649	$3,173,398
Columbia Strategic Income Y	1.0%	294,586	$1,686,986	$1,661,463	2.0%	378,905	$2,169,917	$2,137,022

Total U.S. bond	10.7%		$18,925,068	$18,245,244	24.5%		$27,115,068	$26,598,328

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	2.0%	312,990	$3,371,279	$3,352,120	4.0%	402,569	$4,334,014	$4,311,514

Total international bond	2.0%		$3,371,279	$3,352,120	4.0%		$4,334,014	$4,311,514

Global Bonds
AB Global Bond Fund Z	1.0%	199,055	$1,660,261	$1,662,109	1.9%	256,026	$2,135,402	$2,137,815
Dreyfus/Standish Global Fixed Income Y	1.0%	77,657	$1,658,925	$1,663,410	2.0%	99,886	$2,133,745	$2,139,561

Total Global Bonds	2.0%		$3,319,186	$3,325,519	3.9%		$4,269,147	$4,277,376

Total Mutual funds	73.9%		$119,205,684	$125,651,506	78.9%		$83,684,290	$85,675,698

Total Investments	100.0%		$161,703,643	$170,050,208	100.0%		$105,918,694	$108,531,844

(1)	Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2)	The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

7

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments (Unaudited)
November 30, 2015

	The E-Valuator™ Tactically Managed Strategy				The E-Valuator™ Very Conservative Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

Short term money market funds
Fed Treasury Obligation Fund	1.0%	113,809	$113,809	$113,809	0.9%	59,903	$59,903	$59,903
TDBank Institutional MMDA (2)	0.0%	1	$1	$1	0.0%	1	$1	$1

Total short term money market funds	1.0%		$113,810	$113,810	0.9%		$59,904	$59,904

Collective Funds
Morley Stable Value 25 bp Fee Class	-	-	-	-	49.9%	127,035	$3,121,425	$3,151,226

Total Collective Funds	-		$-	$-	49.9%		$3,121,425	$3,151,226

Exchange Traded Funds

U.S. Real Estate
Vangurad REIT ETF	-	-	-	-	2.0%	1,592	$128,058	$126,427
SPDR Dow Jones REIT	-	-	-	-	1.0%	697	$62,963	$63,166

Total U.S. Real Estate	-		$-	$-	3.0%		$191,021	$189,593

U.S. Stock
iShares S&P Sm Cap 600/Growth	-	-	-	-	-	-	-	-
iShares S&P SmallCap 600 Index Fund	-	-	-	-	-	-	-	-
PowerShares QQQ ETF	-	-	-	-	-	-	-	-
Vanguard Value US Mkt Prime ETF	-	-	-	-	1.0%	784	$60,327	$65,156
Vanguard Mid Cap ETF	-	-	-	-	-	-	-	-
Vanguard Mid-Cap Value Index Fund	-	-	-	-	-	-	-	-
Vanguard Small-Cap Value ETF	-	-	-	-	-	-	-	-

Total U.S. Stock	-		$-	$-	1.0%		$60,327	$65,156

U.S. Bond
Vanguard Interm Term Bond ETF	-	-	-	-	3.0%	2,222	$187,963	$187,035
PowerShares Build America Bond Port	-	-	-	-	2.0%	4,313	$126,570	$125,954

Total U.S. Bond	-		$-	$-	5.0%		$314,533	$312,989

Total Exchange Traded Funds	-		$-	$-	9.0%		$565,881	$567,738

Mutual funds

U.S. stock
American Beacon Small Cap Value Fund	-	-	-	-	-	-	-	-
Fidelity Spartan Ext Market Index Fund	-	-	-	-	-	-	-	-
Franklin Dynatech Fund	-	-	-	-	-	-	-	-
John Hanconk Funds Disc Val Mid Cap	-	-	-	-	-	-	-	-
JP Morgan Mid Cap Growth Fund	-	-	-	-	-	-	-	-
JPMorgan Disciplined Equity Fund	-	-	-	-	3.1%	8,397	$180,451	$196,485
JPMorgan Intrepid Value Fund	-	-	-	-	0.5%	932	$31,355	$32,356
Vanguard 500 Index Admiral	-	-	-	-	1.0%	340	$60,752	$65,522
Nicholas Fund Inc	-	-	-	-	-	-	-	-
Wells Fargo Advantage Discp US Core I	-	-	-	-	0.5%	2,080	$31,805	$32,531
Vanguard Tax Managed Small Cap Fund	-	-	-	-	-	-	-	-
Putnam Convertible Securities Y	-	-	-	-	2.0%	5,446	$132,732	$125,685
T Rowe Price Instl Large Cap Core Gr	-	-	-	-	-	-	-	-
The Hartford Small Cap Growth Fund	-	-	-	-	-	-	-	-
Vanguard Market Neut	-	-	-	-	4.0%	21,060	$253,956	$253,354

Total U.S. stock	-		$-	$-	11.2%		$691,051	$705,933

		(Continued)
8

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Schedules of Investments - Continued (Unaudited)
November 30, 2015

	The E-Valuator™ Tactically Managed Strategy				The E-Valuator™ Very Conservative Risk Managed Strategy

	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value	Fair Value as a % of Participants’ Interest(1)	Number of Shares	Cost	Fair Value

International stock
American Europacific Growth Fund	-	-	-	-	-	-	-	-
American Funds New World Fund	-	-	-	-	-	-	-	-
Fidelity Advisor Intl Small Cap Oppor	-	-	-	-	-	-	-	-
Fidelity Diversified International	-	-	-	-	-	-	-	-
Oppenheimer Intl Growth Fund	-	-	-	-	-	-	-	-
Oppenheimer Int’l Small-Mid Cap Y	-	-	-	-	-	-	-	-
Vanguard Developed Mkts Index Admiral	-	-	-	-	-	-	-	-
Vanguard Intl. Explorer Fund	-	-	-	-	-	-	-	-
Thornburg Intl Value	-	-	-	-	-	-	-	-
Van Eck Emerging Markets Funds	-	-	-	-	-	-	-	-
MFS International Value Fund	-	-	-	-	-	-	-	-
DFA International Core Equity I	-	-	-	-	-	-	-	-

Total international stock	-		$-	$-	-		$-	$-

Global Stock
American New Perspective Fund	-	-	-	-	1.0%	1,682	$58,900	$65,417
BlackRock Global Allocation Fund Inc.	24.7%	149,007	$3,048,813	$2,948,847	-	-	-	-
First Eagle Global Fund	25.0%	56,451	$2,915,846	$2,986,268	-	-	-	-
DFA Global Equity Portfolio	-	-	-	-	1.0%	3,522	$65,753	$64,144
MFS Global Total Return Fund	24.7%	180,238	$2,873,376	$2,948,696	-	-	-	-
Columbia Global Opp	24.6%	256,085	$2,915,571	$2,937,297	-	-	-	-

Total global stock	99.1%		$11,753,606	$11,821,108	2.1%		$124,653	$129,561

U.S. bond
American Capital Income Builder	-	-	-	-	2.0%	2,202	$125,638	$125,901
Allianz AGIC Convertible Fund	-	-	-	-	2.0%	3,833	$123,337	$127,088
AB High Income Fund	-	-	-	-	3.0%	22,344	$189,248	$186,352
PIMCO Income Fund	-	-	-	-	1.0%	5,197	$63,880	$63,147
BlackRock High Yield Portfolio	-	-	-	-	2.0%	16,714	$133,896	$124,017
T Rowe Pr Inst Float	-	-	-	-	2.0%	12,685	$125,955	$124,693
BlackRock Strategic Income Opportunities	-	-	-	-	2.0%	12,643	$129,579	$125,672
Western Asset Core Plus Bond Portfolio	-	-	-	-	3.0%	16,368	$189,968	$188,719
Lord Abbett High Yield I	-	-	-	-	2.0%	17,488	$136,313	$124,686
Columbia Strategic Income Y	-	-	-	-	2.0%	22,333	$127,856	$125,958

Total U.S. bond	-		$-	$-	20.9%		$1,345,670	$1,316,233

International bond
PIMCO Foreign Bond Fund US Dollar-Hedge	-	-	-	-	2.0%	11,863	$128,102	$127,058

Total international bond	-		$-	$-	2.0%		$128,102	$127,058

Global Bonds
AB Global Bond Fund Z	-	-	-	-	2.0%	15,088	$125,855	$125,989
Dreyfus/Standish Global Fixed Income Y	-	-	-	-	2.0%	5,886	$125,754	$126,082

Total Global Bonds	-		$-	$-	4.0%		$251,609	$252,071

Total Mutual funds	99.1%		$11,753,606	$11,821,108	40.1%		$2,541,085	$2,530,856

Total Investments	100.1%		$11,867,416	$11,934,918	100.0%		$6,288,295	$6,309,724

(1) Percentage of participants’ interest may not recompute as fair value and participants’ interest are rounded.
(2) The percentage of participants’ interest is less than 0.05% and therefore rounds to 0.0%.

See Notes to Financial Statements.

9

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Operations (Unaudited)
For the Period from June 1, 2015 through November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy	The E-Valuator™ Conservative Risk Managed Strategy	The E-Valuator™ Growth Risk Managed Strategy	The E-Valuator™ Moderate Risk Managed Strategy	The E-Valuator™ Tactically Managed Strategy	The E-Valuator™ Very Conservative Risk Managed Strategy

Investment income:
Dividends	$265,233	$518,367	$1,674,489	$1,327,975	$23,195	$47,202

Total investment income	265,233	518,367	1,674,489	1,327,975	23,195	47,202

Expenses:
Sub-advisor fees - Share Class I	64	72	445	123	13	14
Sub-advisor fees - Share Class II	12,968	22,458	84,702	54,436	6,099	3,096
Qualified custodian fees - Share Class I	179	201	1,245	343	37	40
Qualified custodian fees - Share Class II	68,727	119,029	448,919	288,512	32,324	16,411
Audit Fee	1,023	2,125	7,561	4,934	573	284
Trustee fees - Share Class I	64	72	445	123	13	14
Trustee fees - Share Class II	12,968	22,458	84,702	54,436	6,099	3,096

Total expenses	95,993	166,415	628,019	402,907	45,158	22,955

Net investment income (loss)	169,240	351,952	1,046,470	925,068	(21,963)	24,247

Realized and unrealized gain (loss) on investments:
Net realized gain (loss) on investments sold	(325,057)	(273,388)	514,138	(528,083)	(460,237)	(71,304)
Net change in unrealized appreciation on investments	(863,217)	(818,728)	(7,447,742)	(3,627,917)	(232,864)	(28,291)

Net loss on investments	(1,188,274)	(1,092,116)	(6,933,604)	(4,156,000)	(693,101)	(99,595)

Net decrease in participants’ interest resulting from operations	$(1,019,034)	$(740,164)	$(5,887,134)	$(3,230,932)	$(715,064)	$(75,348)

See Notes to Financial Statements.

10

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Changes in Participants’ Interest (Unaudited)
For the Period from June 1, 2015 through November 30, 2015

	The E-Valuator™ Aggressive		The E-Valuator™ Conservative		The E-Valuator™ Growth Risk
	Growth Risk Managed Strategy		Risk Managed Strategy		Managed Strategy

	Units	Amount	Units	Amount	Units	Amount

Participants’ interest at beginning of period	1,678,641	$24,494,436	3,789,505	$46,655,984	11,973,062	$176,036,743

Increase (decrease) in participants’ interest resulting from operations:
Net investment income		169,240		351,952		1,046,470
Net realized gain (loss) on investments sold		(325,057)		(273,388)		514,138
Net change in unrealized appreciation on investments		(863,217)		(818,728)		(7,447,742)

Net decrease in participants’ interest resulting from operations		(1,019,034)		(740,164)		(5,887,134)

Increase (decrease) in participants’ interest resulting from participating unit transactions:
Issuance of units - Share Class I	22,248	308,288	28,654	344,197	153,088	2,125,381
Issuance of units - Share Class II	455,276	6,452,160	414,731	5,006,316	842,259	12,029,569
Redemption of units - Share Class I	(482)	(6,791)	(14)	(170)	(1,019)	(14,330)
Redemption of units - Share Class II	(142,559)	(2,005,641)	(517,461)	(6,268,444)	(1,011,748)	(14,291,847)

Net increase (decrease) in participants’ interest resulting from participating unit transactions	334,483	4,748,016	(74,090)	(918,101)	(17,420)	(151,227)

Participants’ interest at end of period	2,013,124	$28,223,418	3,715,415	$44,997,719	11,955,642	$169,998,382

	The E-Valuator™ Moderate Risk Managed Strategy		The E-Valuator™ Tactically Managed Strategy		The E-Valuator™ Very Conservative Risk Managed Strategy

	Units	Amount	Units	Amount	Units	Amount

Participants’ interest at beginning of period	8,254,285	$112,062,050	1,052,807	$12,631,084	557,611	$6,139,120

Increase (decrease) in participants’ interest resulting from operations:
Net investment income (loss)		925,068		(21,963)		24,247
Net realized loss on investments sold		(528,083)		(460,237)		(71,304)
Net change in unrealized appreciation on investments		(3,627,917)		(232,864)		(28,291)

Net decrease in participants’ interest resulting from operations		(3,230,932)		(715,064)		(75,348)

Increase (decrease) in participants’ interest resulting from participating unit transactions:
Issuance of units - Share Class I	45,559	588,374	5,628	63,809	6,322	69,166
Issuance of units - Share Class II	668,079	8,840,985	114,586	1,339,125	122,669	1,332,212
Redemption of units - Share Class I	(332)	(4,263)	(100)	(1,165)	(3)	(34)
Redemption of units - Share Class II	(736,021)	(9,702,002)	(121,783)	(1,390,153)	(106,079)	(1,155,490)

Net increase (decrease) in participants’ interest resulting from participating unit transactions	(22,715)	(276,906)	(1,669)	11,616	22,909	245,854

Participants’ interest at end of period	8,231,570	$108,554,212	1,051,138	$11,927,636	580,520	$6,309,626

See Notes to Financial Statements.

11

TD Ameritrade Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Statements of Cash Flows (Unaudited)
For the Period from June 1, 2015 through November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy	The E-Valuator™ Conservative Risk Managed Strategy	The E-Valuator™ Growth Risk Managed Strategy	The E-Valuator™ Moderate Risk Managed Strategy	The E-Valuator™ Tactically Managed Strategy	The E-Valuator™ Very Conservative Risk Managed Strategy

Cash Flows from Operating Activities
Net decrease in participants’ interest resulting from operations:	$(1,019,034)	$(740,164)	$(5,887,134)	$(3,230,932)	$(715,064)	$(75,348)
Adjustments to reconcile net decrease in participants’ interest resulting from operations to net cash provided by (used in) operating activities:
Purchases of investments	(12,422,286)	(18,595,225)	(55,308,308)	(44,994,035)	(4,326,623)	(2,883,649)
Proceeds from sales of investments	7,504,689	19,165,454	54,423,530	44,354,553	4,337,775	2,614,029
Net realized (gain) loss on investments sold	325,057	273,388	(514,138)	528,083	460,237	71,304
Net change in unrealized appreciation on investments	863,217	818,728	7,447,742	3,627,917	232,864	28,291
Changes in assets and liabilities
Dividends receivable	(2,389)	(7,123)	(8,427)	(16,141)	-	(1,016)
Audit fee payable	184	(72)	(117)	(48)	(47)	16
Trustee fee payable - Share Class I	26	29	179	50	5	5
Trustee fee payable - Share Class II	186	(304)	(1,270)	(714)	(107)	1
Sub-advisor fee payable - Share Class I	26	29	179	50	5	5
Sub-advisor fee payable - Share Class II	186	(304)	(1,270)	(714)	(107)	1
Qualified custodian fee payable - Share Class I	72	81	500	138	15	16
Qualified custodian fee payable - Share Class II	980	(1,608)	(6,734)	(3,780)	(569)	6
Payable for investments purchased	(5,697)	16,583	38,528	48,076	2,181	1,927
Receivable for investments sold	-	412	-	53,830	-	-
Payable to affiliate	-	(411)	-	(53,831)	-	-

Net cash provided by (used in) operating activities	(4,754,783)	929,493	183,260	312,502	(9,435)	(244,412)

Cash Flows from Financing Activities
Issuance of units - Share Class I	308,288	344,197	2,125,381	588,374	63,809	69,166
Issuance of units - Share Class II	6,452,160	5,006,316	12,029,569	8,840,985	1,339,125	1,332,212
Redemptions of units - Share Class I	(6,791)	(170)	(14,330)	(4,263)	(1,165)	(34)
Redemptions of units - Share Class II	(2,005,641)	(6,268,444)	(14,291,847)	(9,702,002)	(1,390,153)	(1,155,490)

Net cash provided by (used in) financing activities	4,748,016	(918,101)	(151,227)	(276,906)	11,616	245,854

Net increase (decrease) in cash and cash equivalents	(6,767)	11,392	32,033	35,596	2,181	1,442

Cash and cash equivalents:
Beginning of period	27,272	-	16,223	-	1,158	814

End of period	$20,505	$11,392	$48,256	$35,596	$3,339	$2,256

See Notes to Financial Statements.

12

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Financial Highlights (Unaudited)
For the Period from June 1, 2015 through November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy Share Class I	The E-Valuator™ Conservative Risk Managed Strategy Share Class I	The E-Valuator™ Growth Risk Managed Strategy Share Class I	The E-Valuator™ Moderate Risk Managed Strategy Share Class I	The E-Valuator™ Tactically Managed Strategy Share Class I	The E-Valuator™ Very Conservative Risk Managed Strategy Share Class I

Selected per unit data
Unit value beginning of period	$14.91	$12.40	$14.89	$13.67	$12.30	$11.15
Income from investment operations (b):
Net investment income (loss) (a)	0.10	0.08	0.08	0.08	(0.01)	0.04
Net realized and unrealized gain on investments	(0.65)	(0.26)	(0.56)	(0.44)	(0.63)	(0.18)

Total from investment operations	$(0.55)	$(0.18)	$(0.48)	$(0.36)	$(0.64)	$(0.14)

Unit value end of period	$14.36	$12.22	$14.41	$13.31	$11.66	$11.01

Total return (b)	-3.69%	-1.45%	-3.25%	-2.63%	-5.20%	-1.26%

Ratios and supplemental data
Participants’ interest, end of period	$312,618	$350,176	$2,191,721	$601,815	$64,527	$69,640
Ratio of net investment income (loss) to average participants’ interest	1.48%	1.30%	1.20%	1.22%	-0.23%	0.80%
Ratio of expenses to average participants’ interest	0.31%	0.33%	0.32%	0.31%	0.31%	0.36%

(a)	Net Investment income (loss) per unit was calculated using the average shares method.
(b)	Due to timing of participant unit transactions the per unit amounts and total return presented may not agree with the aggregate gains and losses as presented on the statements of operations.

These financial highlights are calculated based on a unit holder’s account that is outstanding for the entire period and may not be indicative of the future performance of the Funds.

See Notes to Financial Statements.

13

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Financial Highlights

For the Period from June 1, 2015 through November 30, 2015

	The E-Valuator™ Aggressive Growth Risk Managed Strategy Share Class II	The E-Valuator™ Conservative Risk Managed Strategy Share Class II	The E-Valuator™ Growth Risk Managed Strategy Share Class II	The E-Valuator™ Moderate Risk Managed Strategy Share Class II	The E-Valuator™ Tactically Managed Strategy Share Class II	The E-Valuator™ Very Conservative Risk Managed Strategy Share Class II

Selected per unit data
Unit value beginning of period	$14.59	$12.31	$14.70	$13.58	$12.00	$11.01
Income from investment operations (b):
Net investment income (a)	0.09	0.10	0.09	0.11	(0.02)	0.04
Net realized and unrealized gain on investments	(0.66)	(0.30)	(0.57)	(0.50)	(0.63)	(0.18)

Total from investment operations	(0.57)	(0.20)	(0.48)	(0.39)	(0.65)	(0.14)

Unit value end of period	$14.02	$12.11	$14.22	$13.19	$11.35	$10.87

Total return (b)	-3.91%	-1.62%	-3.27%	-2.87%	-5.42%	-1.27%

Ratios and supplemental data
Participants’ interest, end of period	$27,910,800	$44,647,543	$167,806,661	$107,952,397	$11,863,109	$6,239,986
Ratio of net investment income to average	1.26%	1.59%	1.26%	1.72%	-0.37%	0.74%
participants’ interest
Ratio of expenses to average participants’ interest	0.72%	0.75%	0.76%	0.75%	0.76%	0.71%

(a)	Net investment income per unit was calculated using the average shares method.
(b)	Due to timing of participant unit transactions the per unit amounts and total return presented may not agree with the aggregate gains and losses as presented on the statements of operations.

The Trustee was the only participant in Share Class I as of and for the period ended November 30, 2015. As such, the financial highlights for Share Class I are not presented.

These financial highlights are calculated based on a unit holder’s account that is outstanding for the entire period and may not be indicative of the future performance of the Funds.

See Notes to Financial Statements.

14

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements (Unaudited)

Note 1.	Organization

The E-Valuator™ Risk Managed Strategies (the Funds) are collective investment funds established under the Declaration of Trust establishing the TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans (Declaration of Trust) to provide for the collective investment and reinvestment of assets of qualified employer sponsored retirement plans. TD Ameritrade Trust Company (TDATC, referred to herein as the Trustee) serves as the trustee, custodian, transfer agent, and record-keeper for the Funds. Intervest International, Inc. (referred to herein as the Sub-Advisor) provides investment sub-advisory services for the Funds.

Each fund offers two share classes, Share Class I and Share Class II, which differ by their allocation of class specific expenses.

The following describes the individual Funds, as set forth in the Declaration of Trust:

The E-Valuator™ Aggressive Growth Risk Managed Strategy: The E-Valuator™ Aggressive Growth Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking to maximize long term total return through capital appreciation and with no income generation, and investors that can accept higher levels of market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

The E-Valuator™ Conservative Risk Managed Strategy: The E-Valuator™ Conservative Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled funds. The fund is designed for investors seeking to seeking current income with a small exposure to equities. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

The E-Valuator™ Growth Risk Managed Strategy: The E-Valuator™ Growth Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds) or other pooled vehicles. The fund is designed for investors seeking long term growth with minimal consideration toward current income that can tolerate stock market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

The E-Valuator™ Moderate Risk Managed Strategy: The E-Valuator™ Moderate Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking both growth in equities and income. The asset allocation will be rebalanced when an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping investment expenses low, the fund incorporates a “Core and Satellite” management philosophy, with 50 percent - 80 percent of a category allocation will be invested in the “Core” holding with the remaining amount invested in the “Satellite” holding.

15

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements (Unaudited)

Note 1.	Organization (Continued)

The E-Valuator™ Tactically Managed Strategy: The E-Valuator™ Tactically Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking exposure to a diversified allocation of tactical asset managers that can accept a higher level of market volatility. The asset allocation will be rebalanced whenever an allocation dispersion exceeding +/-10 percent is experienced.

The E-Valuator™ Very Conservative Risk Managed Strategy: The E-Valuator™ Very Conservative Risk Managed Strategy is a “fund-of-funds” that invest in mutual funds, ETF’s (exchange traded funds), or other pooled vehicles. The fund is designed for investors seeking income and stability of principal with limited exposure to equities. The asset allocation will be rebalanced when an allocation dispersion exceeding +/-10 percent is experienced. In an effort to maximize the fund’s return while keeping the investment expenses low, the fund incorporates a “Core and Satellite” management philosophy with, 50 percent - 80 percent of a category allocation invested in the “Core” holdings and the remaining amount invested in the “Satellite” holding.

Note 2.    Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of the accompanying financial statements.

Principles of accounting: The accompanying financial statements have been prepared in accordance with Generally Accepted Accounting Principles (GAAP), as established by the Financial Accounting Standards Board (FASB), to ensure consistent reporting of financial condition, results of operations and cash flows. The Funds each meet the definition of an investment company and therefore follow the investment company guidance in FASB Accounting Standards Codification (ASC) 946.

Use of estimates: The preparation of financial statements in conformity with GAAP requires the Funds’ Trustee to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported results of operations and cash flows during the reporting period. Estimates include determination of fair value of investments. Actual results could differ from those estimates.

Cash and cash equivalents: The Funds consider all highly liquid instruments with original maturities of three months or less at the acquisition date to be cash equivalents. Cash balances of the Funds and other affiliated entities are combined into a deposit account provided by an affiliate of the Trustee. The balance of the deposit account is in excess of federally insured limits; however, management of the Funds does not believe the Funds are exposed to any significant credit risk.

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TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements (Unaudited)

Note 2.	Summary of Significant Accounting Policies (Continued)

Investment valuation: The Funds record investments at fair value. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds utilize valuation techniques to maximize the use of observable inputs and minimize the use of unobservable inputs. Assets and liabilities recorded at fair value are categorized within the fair value hierarchy based upon the level of judgment associated with the inputs used to measure their value. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Inputs are broadly defined as assumptions market participants would use in pricing an asset or liability. The three levels of the fair value hierarchy are described below:

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date. The Funds do not adjust the quoted price for these investments, even in situations where the Funds hold a large position and a sale could reasonably impact the quoted price.

Level 2. Inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly. A significant adjustment to a Level 2 input could result in the Level 2 measurement becoming a Level 3 measurement.

Level 3. Inputs are unobservable for the asset or liability and include situations where there is little, if any, market activity for the asset or liability. The inputs into the determination of fair value are based upon the best information in the circumstances and may require significant management judgment or estimation.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Funds’ assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and takes into consideration factors specific to the investment.

A description of the valuation techniques applied to the Funds’ major categories of assets measured at fair value on a recurring basis follows:

Short term money market funds - Short term investments are valued at cost, which approximates fair value.

Mutual funds - Mutual funds are valued at their daily net asset value.

Exchange traded funds - Exchange traded funds are valued daily based on quoted market prices.

Short term money market funds, mutual funds, and exchange traded funds are measured at fair value on a recurring basis using Level 1 inputs based on quoted prices for identical assets in active markets as of the measurement date. The inputs or methodology used for valuing investments are not necessarily an indication of the risks associated with investing in those investments.

The Funds assess the levels of the investments at each measurement date, and transfers between levels are recognized on the actual date of the event or change in circumstances that caused the transfer in accordance with the Funds’ accounting policies regarding the recognition of transfers between levels of the fair value hierarchy. For the period ended November 30, 2015, there were no transfers between levels.

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TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements (Unaudited)

Note 2.	Summary of Significant Accounting Policies (Continued)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Collective investment funds - As a practical expedient, the valuation of investments in other funds is generally equal to the reported net asset value (NAV) of the investment fund, without adjustment, as the reported net asset value represents fair value based on observable data such as ongoing redemption or subscription activity. The Trustee may adjust the valuation obtained from the investment fund if it is aware of information indicating that a value reported does not accurately reflect the value of the investment fund. In determining fair value the Trustee may consider various factors, including the financial statements of the investment fund as well as any other relevant valuation information to determine if any adjustments should be made to the NAV reported by the investment fund. The fair value of the Funds’ investments in the investment funds generally represents the amount the Funds would expect to receive if they were to liquidate their investments in the funds. However, certain funds may provide the manager of the fund with the ability to suspend or postpone redemptions (a gate), or a (lock-in period) upon initial subscription, within which the Funds may not redeem in a timely manner. If there is an imposition of a gate, if a “lock-in period” in excess of 3 months is remaining at the fair value measurement date, or if the Funds may not redeem its holding in the fund within 3 months or less, the Trustee’s ability to validate or verify the NAV through redeeming may be impaired. The Funds adopted ASU 2015-07, Disclosures for Investments In Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent) - a Consensus of Emerging Issues Task Force, and therefore the inputs used in the valuation of the collective investment funds are no longer required to be categorized within the fair value hierarchy.

Investment transactions and dividends: Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined on the average lot cost method and are included as net realized gain (loss) on investments sold in the accompanying statements of operations. The difference between the cost and the fair value of open investments is reflected as unrealized appreciation (depreciation) on investments, and any change in that amount from the prior period is reflected in the accompanying statements of operations. Dividend income is recognized on the ex-dividend date.

Allocation of income and expenses: Income, audit expenses, and the gains/losses of each fund are allocated on a pro-rata basis to each class of shares, except for trustee, sub-advisor, and if applicable, qualified custodian fees, which are unique to each class of shares.

Federal income taxes: Each of the Funds qualify as a “group trust” and the Funds as established under the trust are exempt from taxation. Accordingly, the financial results of the Funds contain no provision for income taxes.

The FASB provides guidance for how uncertain tax positions should be recognized, measured, disclosed and presented in the financial statements. This requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained “when challenged” or “when examined” by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense and liability in the current year. As of November 30, 2015 and for the period from June 1, 2015 through November 30, 2015, management has determined that there are no material uncertain tax positions. The Funds file income tax returns in U.S. federal jurisdiction. The current and prior three tax years generally remain subject to examination by U.S. federal tax authorities.

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TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements (Unaudited)

Note 2.	Summary of Significant Accounting Policies (Continued)

Participant transactions: The unit values of the Funds are determined at the close of each business day that the New York Stock Exchange is open for business. Units may be issued and redeemed on any business day at the daily unit value. All earnings, gains, and losses of the Funds are reflected in the computation of the daily unit value and are realized by the participants upon redemption from the Funds. Net investment income and net realized gains are reinvested, and thus, there are no distributions of net investment income or net realized gains to participants.

Subsequent events: The Trustee, as manager of the Funds, has evaluated the period after the financial statement date through May 26, 2016, the date the financial statements were available to be issued, and has determined that there are no subsequent events that require recognition or disclosure.

Note 3.    Investments

As of November 30, 2015, investments in collective investment funds valued using the practical expedient are as follows:

			% of
TD Ameritrade Collective			Participants’
Investment Fund	Investment Fund	Fair Value	Interest	Investment	Redemptions

The E-Valuator™ Conservative Risk Managed Strategy	Morley Stable Value 25 Basis Point Fee Class	9,822,574	21.8%	Fixed Income	Daily*
The E-Valuator™ Very Conservative Risk Managed Strategy	Morley Stable Value 25 Basis Point Fee Class	3,151,226	49.9%	Fixed Income	Daily*

* The general partner or sponsor of the respective investment fund reserves the right to require a 12-month notice for withdrawal of assets from the investment fund by the Trustee. Requests for redemptions by the Funds’ participants are not subject to this restriction.

There are no current plans to make significant redemptions from the investments in the investment fund as of November 30, 2015. Information about each investment fund portfolio as of the date of these financial statements is not available to the Funds.

19

TD Ameritrade Trust Company Collective Investment Funds for Employee Benefit Plans
The E-Valuator™ Risk Managed Strategies

Notes to Financial Statements (Unaudited)

Note 4.	Related-Party Transactions

For liquidity and administrative purposes, the Funds seek to maintain approximately 2 percent of their assets in cash or cash equivalents. The cash component for the Funds could have been composed of a bank depository account provided by an affiliate of the Trustee or a short-term money market fund. The short-term money market fund option provided is the Federated Treasury Obligation Fund, which is not an affiliate of the Trustee.

In the event the audit fee impacts the Funds’ unit values as determined on a daily basis, by an amount greater than $0.005 per unit, the Trustee will assume such excess audit fees. In addition, if the audit fees caused the Funds’ total expenses, including the expenses of the underlying assets, to exceed 2 percent of average participant interest annually, the Trustee will assume such excess audit fees. For the period ended November 30, 2015, the Trustee did not assume any fees.

No expenses were allocated to Share Class I from June 1, 2015 through September 14, 2015 as the Trustee owned all of the outstanding shares of Share Class I during this period.

Note 5.    Fees

The Trustee charges the Funds a fee in accordance with a tiered fee schedule based on total assets held by external participants in the Funds. This fee for the period ended November 30, 2015 for Share Class I was equal to 0.51 percent per annum for $200 million to $300 million in assets and 0.48 percent per annum for $300 million to $400 million in assets; for Share Class II this fee was equal to 0.75 percent per annum for $200 million to $300 million in assets, and 0.73 percent per annum for $300 million to $400 million in assets. This fee accrues on a daily basis and is payable monthly in arrears.

From the Trustee, 0.10 percent of this fee is paid to the Sub-Advisor for sub-advisory services provided to the Funds for Share Class I and II, which is presented on the statements of operations. A portion of the Trustee Fee, 0.28 percent for Share Class I and 0.53 percent for Share Class II is paid to a qualified custodian for unit holder servicing and administrative services. The Trustee may serve as a qualified custodian, in which case the 0.28 percent for Share Class I or 0.53 percent for Share Class II will be paid directly to the participating trust account.

Note 6.    Risks and Indemnifications

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide indemnifications under certain circumstances. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. The Funds expect the risk of future obligation under these indemnifications to be remote.

The managers of underlying collective investment funds in which the Funds may invest, may utilize derivative instruments with off-balance-sheet risk. The Funds’ exposure to risk is limited to the amount of their investment in the underlying collective investment funds.

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